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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-09223

                      Pioneer Strategic Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  September 30

Date of reporting period:  January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Strategic Income Fund

 Schedule of Investments 12/31/2012

 Principal

 Amount ($)

 Floating

 Rate (d)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 CONVERTIBLE CORPORATE BONDS - 4.5%

 Energy - 0.4%

 Oil & Gas Exploration & Production - 0.2%

 4,600,000

 BB-/Ba3

 Chesapeake Energy Corp., 2.25%, 12/15/38

 $

 3,714,500

 2,890,000

 BB-/Ba3

 Chesapeake Energy Corp., 2.5%, 5/15/37

 2,601,000

 5,825,000

 NR/NR

 Cobalt International Energy, Inc., 2.625%, 12/1/19

 5,879,609

 $

 12,195,109

 Oil & Gas Storage & Transportation - 0.0%

 1,700,000

 NR/NR

 Golar LNG, Ltd., 3.75%, 3/7/17

 $

 1,664,300

 Coal & Consumable Fuels - 0.2%

 11,527,000

 B+/NR

 Alpha Appalachia Holdings, Inc., 3.25%, 8/1/15

 $

 11,094,738

 10,962,000

 CC/B2

 James River Coal Co., 3.125%, 3/15/18

 3,391,369

 $

 14,486,107

 Total Energy

 $

 28,345,516

 Materials - 0.2%

 Diversified Metals & Mining - 0.2%

 11,700,000

 BB/NR

 Vedanta Resources Jersey, Ltd., 5.5%, 7/13/16

 $

 12,021,750

 Forest Products - 0.0%

 2,800,000

 NR/WR

 Sino-Forest Corp., 5.0%, 8/1/13 (144A) (e)

 $

 390,250

 5,015,000

 NR/WR

 Sino-Forest Corp., 5.0%, 8/1/13 (e)

 698,966

 $

 1,089,216

 Total Materials

 $

 13,110,966

 Capital Goods - 0.5%

 Electrical Components & Equipment - 0.2%

 13,615,000

 B/B2

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 14,687,181

 Construction & Farm Machinery & Heavy Trucks - 0.3%

 6,235,000

 NR/NR

 Greenbrier Companies, Inc., 3.5%, 4/1/18

 $

 5,662,159

 16,319,000

 CCC+/NR

 Navistar International Corp., 3.0%, 10/15/14

 14,901,287

 $

 20,563,446

 Total Capital Goods

 $

 35,250,627

 Health Care Equipment & Services - 1.2%

 Health Care Equipment - 0.7%

 12,027,000

 B+/NR

 Hologic, Inc., 2.0%, 12/15/37 (Step)

 $

 13,410,105

 13,000,000

 B+/NR

 Hologic, Inc., 2.0%, 3/1/42 (Step)

 12,894,375

 20,545,000

 NR/NR

 NuVasive, Inc., 2.75%, 7/1/17

 17,976,875

 $

 44,281,355

 Health Care Services - 0.0%

 2,045,000

 B+/B2

 Omnicare, Inc., 3.25%, 12/15/35

 $

 2,039,888

 Managed Health Care - 0.4%

 24,890,000

 A-/NR

 WellPoint, Inc., 2.75%, 10/15/42 (144A)

 $

 26,772,306

 Health Care Technology - 0.1%

 5,075,000

 NR/NR

 WebMD Health Corp., 2.25%, 3/31/16

 $

 4,732,438

 2,430,000

 NR/NR

 WebMD Health Corp., 2.5%, 1/31/18

 2,035,125

 $

 6,767,563

 Total Health Care Equipment & Services

 $

 79,861,112

 Pharmaceuticals, Biotechnology & Life Sciences - 0.2%

 Biotechnology - 0.2%

 3,750,000

 NR/NR

 Cubist Pharmaceuticals, Inc., 2.5%, 11/1/17

 $

 5,882,812

 6,760,000

 NR/NR

 PDL BioPharma, Inc., 3.75%, 5/1/15

 7,951,450

 $

 13,834,262

 Pharmaceuticals - 0.0%

 3,275,000

 NR/NR

 Salix Pharmaceuticals, Ltd., 1.5%, 3/15/19 (144A)

 $

 3,154,234

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 16,988,496

 Insurance - 0.1%

 Property & Casualty Insurance - 0.1%

 4,800,000

 BBB-/Baa3

 Fidelity National Financial, Inc., 4.25%, 8/15/18

 $

 6,138,000

 Total Insurance

 $

 6,138,000

 Software & Services - 0.2%

 Application Software - 0.2%

 11,763,000

 NR/NR

 Mentor Graphics Corp., 4.0%, 4/1/31

 $

 13,828,877

 Total Software & Services

 $

 13,828,877

 Technology Hardware & Equipment - 0.4%

 Computer Storage & Peripherals - 0.3%

 17,215,000

 BB/NR

 SanDisk Corp., 1.5%, 8/15/17

 $

 19,969,400

 Electronic Components - 0.1%

 13,240,000

 BB+/NR

 Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)

 $

 10,343,750

 Total Technology Hardware & Equipment

 $

 30,313,150

 Semiconductors & Semiconductor Equipment - 1.2%

 Semiconductor Equipment - 0.5%

 12,506,000

 BBB-/Baa1

 Lam Research Corp., 1.25%, 5/15/18

 $

 12,357,491

 17,480,000

 BBB-/NR

 Novellus Systems, Inc., 2.625%, 5/15/41

 21,762,600

 $

 34,120,091

 Semiconductors - 0.7%

 24,632,000

 A-/NR

 Intel Corp., 2.95%, 12/15/35

 $

 25,540,305

 4,754,000

 A-/A2

 Intel Corp., 3.25%, 8/1/39

 5,571,094

 3,315,000

 NR/NR

 JA Solar Holdings Co., Ltd., 4.5%, 5/15/13

 3,165,825

 1,255,000

 BB/NR

 ON Semiconductor Corp., 2.625%, 12/15/26

 1,337,359

 2,364,000

 NR/NR

 SunPower Corp., 4.75%, 4/15/14

 2,228,070

 8,454,000

 BBB-/NR

 Xilinx, Inc., 3.125%, 3/15/37

 10,710,161

 $

 48,552,814

 Total Semiconductors & Semiconductor Equipment

 $

 82,672,905

 Telecommunication Services - 0.1%

 Integrated Telecommunication Services - 0.1%

 2,040,000

 NR/NR

 MasTec, Inc., 4.0%, 6/15/14

 $

 3,350,700

 Total Telecommunication Services

 $

 3,350,700

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $302,068,619)

 $

 309,860,349

 PREFERRED STOCKS - 1.3%

 Banks - 0.5%

 Diversified Banks - 0.3%

 234,750

 6.50

 A-/Baa1

 US Bancorp, Floating Rate Note, 12/31/99 (Perpetual)

 $

 6,723,240

 468,000

 6.00

 A-/Baa1

 US Bancorp, Floating Rate Note, 12/31/99 (Perpetual)

 12,982,320

 $

 19,705,560

 Regional Banks - 0.2%

 245,000

 BBB/Baa2

 BB&T Corp., 5.625%, 12/31/99 (Perpetual)

 $

 6,242,600

 87,500

 6.25

 A-/NR

 CoBank ACB, Floating Rate Note, 12/31/99 (Perpetual) (144A)

 9,157,426

 $

 15,400,026

 Total Banks

 $

 35,105,586

 Diversified Financials - 0.6%

 Other Diversified Financial Services - 0.6%

 909,650

 7.88

 BB/Ba2

 Citigroup Capital XIII, Floating Rate Note, 10/30/40

 $

 25,379,235

 462,775

 8.12

 CCC+/B3

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 12,332,954

 $

 37,712,189

 Consumer Finance - 0.0%

 1,900

 CCC+/B3

 Ally Financial, Inc., 7.0%, 12/31/99 (Perpetual) (144A)

 $

 1,866,216

 Total Diversified Financials

 $

 39,578,405

 Telecommunication Services - 0.2%

 Integrated Telecommunication Services - 0.2%

 566,000

 BBB-/Baa3

 Qwest Corp., 7.375%, 6/1/51

 $

 15,174,460

 Total Telecommunication Services

 $

 15,174,460

 TOTAL PREFERRED STOCKS

 (Cost $82,945,979)

 $

 89,858,451

 CONVERTIBLE PREFERRED STOCKS - 0.5%

 Capital Goods - 0.0%

 Industrial Machinery - 0.0%

 27,900

 BBB+/Baa3

 Stanley Black & Decker, Inc., 4.75%, 11/17/15

 $

 3,368,088

 Total Capital Goods

 $

 3,368,088

 Automobiles & Components - 0.2%

 Tires & Rubber - 0.2%

 305,800

 NR/NR

 The Goodyear Tire & Rubber Co., 5.875%, 4/1/14

 $

 14,436,818

 Total Automobiles & Components

 $

 14,436,818

 Banks - 0.3%

 Diversified Banks - 0.3%

 16,550

 BBB+/Ba1

 Wells Fargo & Co., 7.5%, 12/31/99 (Perpetual)

 $

 20,273,750

 Total Banks

 $

 20,273,750

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $32,687,087)

 $

 38,078,656

 Shares

 COMMON STOCKS - 0.2%

 Materials - 0.0%

 Forest Products - 0.0%

 151,370

 Ainsworth Lumber Co, Ltd. *

 $

 411,580

 Total Materials

 $

 411,580

 Transportation - 0.1%

 Airlines - 0.0%

 79,678

 Delta Air Lines, Inc. *

 $

 945,778

 Marine - 0.1%

 1,677,567

 Horizon Lines, Inc. *

 $

 2,516,350

 Total Transportation

 $

 3,462,128

 Diversified Financials - 0.0%

 Other Diversified Financial Services - 0.0%

 4,633

 BTA Bank JSC (G.D.R.) (144A) *

 $

 3,850

 Asset Management & Custody Banks - 0.0%

 4,814

 Legg Mason, Inc.

 $

 123,816

 Total Diversified Financials

 $

 127,666

 Real Estate - 0.1%

 Real Estate Operating Companies - 0.1%

 394,777

 Forest City Enterprises, Inc. *

 $

 6,375,649

 Real Estate Development - 0.0%

 266,967

 Newhall Land Development LLC *

 $

 413,799

 Total Real Estate

 $

 6,789,448

 TOTAL COMMON STOCKS

 (Cost $13,397,811)

 $

 10,790,822

 Principal Amount ($)

 ASSET BACKED SECURITIES - 4.6%

 Materials - 0.3%

 Diversified Metals & Mining - 0.0%

 1,278,548

 BBB+/Baa1

 Lehman ABS Manufactured Housing Contract Trust 2001-B, 5.873%, 4/15/40

 $

 1,401,134

 Precious Metals & Minerals - 0.1%

 1,600,000

 NR/B1

 Credit-Based Asset Servicing and Securitization LLC, 5.823%, 10/25/36 (Step) (144A)

 $

 1,560,752

 1,717,216

 0.30

 CCC/B1

 Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 4/25/37

 1,175,234

 2,665,781

 A/NR

 Mid-State Capital Trust 2010-1, 5.25%, 12/15/45 (144A)

 2,752,704

 2,665,781

 BBB/NR

 Mid-State Capital Trust 2010-1, 7.0%, 12/15/45 (144A)

 2,778,381

 $

 8,267,071

 Steel - 0.1%

 1,295,589

 1.56

 AA/Ba1

 CDC Mortgage Capital Trust, Floating Rate Note, 8/25/33

 $

 1,166,692

 2,350,000

 0.36

 B-/Caa2

 Nationstar Home Equity Loan Trust, Floating Rate Note, 3/25/37

 2,172,089

 2,050,795

 0.40

 B/Ba3

 Soundview Home Loan Trust 2006-1, Floating Rate Note, 2/25/36

 1,975,211

 28,939

 0.33

 A+/A1

 Soundview Home Loan Trust 2007-NS1, Floating Rate Note, 1/25/37

 28,904

 72,977

 0.46

 AA+/Baa3

 Specialty Underwriting & Residential Finance, Floating Rate Note, 9/25/36

 72,807

 $

 5,415,703

 Paper Products - 0.1%

 3,400,000

 1.51

 AAA/Aaa

 Chase Issuance Trust, Floating Rate Note, 8/15/15

 $

 3,427,846

 Total Materials

 $

 18,511,754

 Commercial Services & Supplies - 0.0%

 Research & Consulting Services - 0.0%

 3,774,875

 A/NR

 TAL Advantage LLC, 4.31%, 5/20/26 (144A)

 $

 3,820,415

 Total Commercial Services & Supplies

 $

 3,820,415

 Automobiles & Components - 0.2%

 Auto Parts & Equipment - 0.0%

 CAD

 1,383,379

 AAA/NR

 Ford Auto Securitization Trust, 2.431%, 11/15/14 (144A)

 $

 1,412,648

 Automobile Manufacturers - 0.2%

 1,900,000

 AA-/Aa2

 AmeriCredit Automobile Receivables Trust 2010-4, 4.2%, 11/8/16

 $

 1,996,322

 1,600,000

 NR/Aa3

 AmeriCredit Automobile Receivables Trust, 4.04%, 7/10/17

 1,697,128

 2,350,000

 A/A1

 Santander Drive Auto Receivables Trust 2012-1, 3.78%, 11/15/17

 2,457,033

 3,700,000

 A/A1

 Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18

 3,823,321

 $

 9,973,804

 Total Automobiles & Components

 $

 11,386,452

 Consumer Durables & Apparel - 0.1%

 Apparel, Accessories & Luxury Goods - 0.1%

 6,076,000

 BBB/NR

 Icon Brands Holdings LLC 2012-1, 4.229%, 1/25/43 (144A)

 $

 6,076,000

 Total Consumer Durables & Apparel

 $

 6,076,000

 Consumer Services - 0.2%

 Hotels, Resorts & Cruise Lines - 0.2%

 2,450,000

 A/NR

 Westgate Resorts LLC, 2.5%, 3/20/25 (144A)

 $

 2,454,594

 5,531,777

 A/NR

 Westgate Resorts LLC, 3.0%, 1/20/25 (144A)

 5,573,265

 3,296,939

 BBB/NR

 Westgate Resorts LLC, 4.5%, 1/20/25 (144A)

 3,323,726

 $

 11,351,585

 Total Consumer Services

 $

 11,351,585

 Banks - 2.4%

 Diversified Banks - 0.1%

 228,589

 0.56

 AAA/Aaa

 Wells Fargo Home Equity Trust, Floating Rate Note, 11/25/35

 $

 227,589

 1,483,000

 0.62

 AAA/Aa2

 Wells Fargo Home Equity Trust, Floating Rate Note, 11/25/35

 1,457,885

 1,632,595

 0.59

 AA+/NR

 Wells Fargo Home Equity Trust, Floating Rate Note, 12/25/35

 1,580,117

 $

 3,265,591

 Thrifts & Mortgage Finance - 2.3%

 1,485,501

 1.29

 AAA/A1

 Accredited Mortgage Loan Trust, Floating Rate Note, 10/25/34

 $

 1,389,082

 6,588,600

 0.36

 BB/Baa1

 Accredited Mortgage Loan Trust, Floating Rate Note, 9/25/36

 6,342,002

 2,163,451

 0.30

 CCC/Caa3

 ACE Securities Corp., Floating Rate Note, 1/25/37

 712,520

 3,532,155

 0.39

 BB+/B3

 ACE Securities Corp., Floating Rate Note, 3/25/36

 3,355,240

 1,479,265

 6.50

 BBB+/A2

 ACE Securities Corp., Floating Rate Note, 8/15/30 (144A)

 1,551,996

 0

 0.26

 B/B2

 ACE Securities Corp., Floating Rate Note, 8/25/36

 0

 526,260

 0.61

 AAA/NR

 ACE Securities Corp., Floating Rate Note, 8/25/45

 513,652

 4,929,911

 0.51

 AA+/Aa1

 Ameriquest Mortgage Securities, Inc., Floating Rate Note, 11/25/34

 4,899,922

 1,211,918

 1.48

 CCC/Caa3

 Amortizing Residential Collateral Trust 2002-BC1, Floating Rate Note, 1/25/32

 646,964

 1,739,904

 0.71

 A+/Baa3

 Bayview Financial Acquisition Trust, Floating Rate Note, 6/28/44

 1,168,452

 1,316,285

 A/NR

 Beacon Container Finance LLC, 3.72%, 9/20/27 (144A)

 1,352,811

 4,400,000

 1.26

 AA+/A2

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 10/25/34

 3,822,570

 1,116,736

 0.34

 CCC/Ba1

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 10/25/36

 1,095,666

 1,618,377

 1.06

 BBB+/Baa3

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 12/25/33

 1,440,693

 2,200,000

 0.62

 BBB+/B2

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 12/25/35

 2,068,172

 1,369,636

 0.49

 AA+/Aa1

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 2/25/36

 1,352,390

 221,900

 0.66

 AA+/NR

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 9/25/35

 219,201

 1,100,000

 A/NR

 CarNow Auto Receivables Trust 2012-1, 3.24%, 3/15/16 (144A)

 1,101,760

 2,836,535

 0.94

 AA/Aa1

 Carrington Mortgage Loan Trust, Floating Rate Note, 2/25/35

 2,768,178

 128,780

 0.33

 A+/Ba1

 Carrington Mortgage Loan Trust, Floating Rate Note, 2/25/37

 127,723

 515,502

 0.31

 CCC/Ba3

 Carrington Mortgage Loan Trust, Floating Rate Note, 6/25/37

 493,369

 1,570,345

 0.32

 B-/B2

 Carrington Mortgage Loan Trust, Floating Rate Note, 7/25/36

 1,503,761

 315,054

 0.61

 AA+/Baa1

 Carrington Mortgage Loan Trust, Floating Rate Note, 9/25/35

 308,641

 12,577,738

 B-/B1

 Citicorp Residential Mortgage Securities, Inc., 5.703%, 11/25/36 (Step)

 12,546,206

 6,155,646

 B+/B2

 Citicorp Residential Mortgage Securities, Inc., 5.775%, 9/25/36 (Step)

 6,261,529

 7,000,000

 B-/B2

 Citicorp Residential Mortgage Securities, Inc., 5.892%, 3/25/37 (Step)

 6,916,357

 7,954,114

 BB-/B1

 Citicorp Residential Mortgage Securities, Inc., 5.939%, 7/25/36 (Step)

 7,932,169

 1,633,308

 0.27

 CCC/Caa1

 Citigroup Mortgage Loan Trust 2007-AHL3, Floating Rate Note, 7/25/45

 1,170,950

 2,150,000

 0.96

 A+/NR

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 5/25/35 (144A)

 1,787,927

 638,153

 0.62

 AAA/Aa1

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 7/25/35

 637,847

 2,512,060

 NR/NR

 Conn Funding II LP, 4.0%, 4/15/16 (Step) (144A)

 2,515,200

 288,314

 6.24

 BBB/Ba1

 Conseco Financial Corp., Floating Rate Note, 12/1/28

 299,358

 1,741,014

 4.46

 BB+/Ba1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/35

 1,748,182

 971,258

 5.68

 BB/B2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/46

 970,801

 1,147,065

 5.07

 BB+/B2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/36

 1,161,239

 1,693,631

 0.41

 CCC/Caa1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/37 (144A)

 1,000,614

 1,591,982

 0.46

 B/Ba3

 Countrywide Asset-Backed Certificates, Floating Rate Note, 4/25/36

 1,532,983

 4,126,994

 0.39

 B-/B2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/36

 3,984,918

 126,812

 0.40

 B-/Ba3

 Countrywide Asset-Backed Certificates, Floating Rate Note, 7/25/36

 120,990

 1,443,591

 0.39

 CCC/Caa1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 8/25/36

 1,402,826

 2,500,000

 AA/NR

 Credit Acceptance Auto Loan Trust, 2.21%, 9/15/20 (144A)

 2,527,332

 3,412,500

 A/NR

 Cronos Containers Program, Ltd., 3.81%, 9/18/27 (144A)

 3,528,388

 2,200,000

 BBB/Baa2

 Drug Royalty II LP 1 2012-1, 4.474%, 1/15/25 (144A)

 2,208,360

 1,300,000

 4.31

 BBB/Baa2

 Drug Royalty II LP 1 2012-1, Floating Rate Note, 1/15/25 (144A)

 1,300,000

 538,547

 AAA/Aaa

 Equity One ABS, Inc., 4.205%, 4/25/34 (Step)

 535,155

 3,000,000

 BBB/NR

 Exeter Automobile Receivables Trust, 3.06%, 7/16/18 (144A)

 3,046,620

 593,845

 0.66

 AA+/NR

 First Frankin Mortgage Loan Trust 2005-FF5, Floating Rate Note, 3/25/35

 590,891

 2,699,144

 0.72

 NR/Baa1

 First Frankin Mortgage Loan Trust 2005-FFH3, Floating Rate Note, 9/25/35

 2,621,552

 553,209

 0.75

 AAA/NR

 First Franklin Mortgage Loan Trust 2004-FF10, Floating Rate Note, 9/25/34

 540,791

 5,500,000

 AAA/NR

 First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)

 5,510,384

 15,890

 0.32

 AAA/Baa3

 Fremont Home Loan Trust, Floating Rate Note, 2/25/36

 15,859

 536,983

 0.85

 A/A2

 GSAMP Trust 2005-HE2, Floating Rate Note, 3/25/35

 525,594

 589,434

 0.31

 BB/Ba2

 GSAMP Trust 2006-HE5, Floating Rate Note, 8/25/36

 582,286

 591,905

 0.34

 B-/B3

 GSAMP Trust 2006-HE8, Floating Rate Note, 1/25/37

 523,495

 1,165,760

 0.51

 A/NR

 GSAMP Trust 2006-SEA1, Floating Rate Note, 5/25/36 (144A)

 1,147,869

 976,000

 A/NR

 HLSS Servicer Advance Receivables Backed Notes, 3.96%, 10/15/45 (144A)

 989,664

 3,139,702

 NR/A2

 Leaf II Receivables Funding LLC, 2.67%, 9/15/20 (144A)

 3,127,143

 2,367,593

 AA/NR

 Leaf II Receivables Funding LLC, 4.9%, 2/20/22 (144A)

 2,364,752

 2,141,566

 NR/Ba1

 Leaf II Receivables Funding LLC, 5.5%, 9/15/20 (144A)

 1,894,001

 7,961,000

 2.46

 A+/Baa1

 Madison Avenue Manufactured Housing Contract, Floating Rate Note, 3/25/32

 7,769,052

 563,406

 0.27

 CCC/Ca

 Morgan Stanley ABS Capital I, Floating Rate Note, 12/25/36

 266,511

 561,163

 AAA/NR

 Newcastle Investment Trust, 4.5%, 7/10/35 (144A)

 572,871

 2,906,597

 0.47

 AA+/Aa3

 Option One Mortgage Loan Trust, Floating Rate Note, 11/25/35

 2,857,606

 2,860,590

 0.61

 AA+/NR

 Option One Mortgage Loan Trust, Floating Rate Note, 2/25/35

 2,757,737

 212,767

 0.33

 A+/Aa3

 Option One Mortgage Loan Trust, Floating Rate Note, 2/25/38

 211,783

 1,693,765

 0.79

 AA+/Baa1

 Option One Mortgage Loan Trust, Floating Rate Note, 6/25/33

 1,518,940

 2,529,748

 5.91

 AA/A3

 Origen Manufactured Housing Contract Trust 2004-A, Floating Rate Note, 1/15/35

 2,724,488

 2,000,000

 5.46

 AAA/Aa3

 Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35

 2,110,386

 868,063

 5.73

 AA/A3

 Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35

 922,782

 1,668,133

 5.46

 AA/A3

 Origen Manufactured Housing Contract Trust 2005-A, Floating Rate Note, 6/15/36

 1,762,596

 2,404,521

 NR/A2

 Oxford Finance Funding Trust, 3.9%, 3/15/17 (144A)

 2,410,533

 1,742,655

 0.40

 B+/B2

 RAMP Trust, Floating Rate Note, 1/25/36

 1,664,204

 2,115,417

 0.68

 AA+/A1

 RAMP Trust, Floating Rate Note, 7/25/35

 2,071,850

 1,139,127

 0.37

 BB+/Ba1

 RAMP Trust, Floating Rate Note, 8/25/36

 1,041,505

 807,157

 1.15

 AAA/Aaa

 RASC Trust, Floating Rate Note, 12/25/34

 792,895

 169,237

 0.38

 BBB+/Baa3

 RASC Trust, Floating Rate Note, 4/25/36

 162,688

 1,332,484

 0.65

 AA+/A1

 RASC Trust, Floating Rate Note, 8/25/35

 1,284,961

 3,266,013

 0.41

 CCC/Ba3

 Structured Asset Investment Loan Trust 2006-1, Floating Rate Note, 1/25/36

 3,114,382

 20,825

 B+/A2

 Structured Asset Securities Corp., 4.44%, 2/25/35 (Step)

 20,813

 8,506

 B+/A2

 Structured Asset Securities Corp., 4.51%, 2/25/35 (Step)

 8,501

 1,300,000

 0.34

 CCC/Ba2

 Structured Asset Securities Corp., Floating Rate Note, 3/25/37

 1,160,887

 348,335

 7.00

 NR/A3

 UCFC Manufactured Housing Contract, Floating Rate Note, 4/15/29

 348,170

 $

 161,361,138

 Total Banks

 $

 164,626,729

 Diversified Financials - 1.5%

 Other Diversified Financial Services - 0.5%

 899,084

 0.65

 AA+/Aa2

 Asset Backed Securities Corp. Home Equity, Floating Rate Note, 4/25/35

 $

 896,240

 4,100,000

 AA/NR

 DT Auto Owner Trust 2012-1, 2.26%, 10/16/17 (144A)

 4,107,770

 1,040,286

 1.21

 BBB/Ba1

 Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/26/37 (144A)

 1,044,073

 1,385,372

 1.01

 BBB/Ba1

 Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/27/37 (144A)

 1,369,067

 2,271,442

 1.11

 BB+/Ba2

 Ellington Loan Acquisition Trust 2007-2, Floating Rate Note, 5/25/37 (144A)

 2,237,491

 2,615,149

 0.59

 A+/Baa2

 Home Equity Asset Trust, Floating Rate Note, 1/25/36

 2,521,744

 578,709

 0.49

 AAA/Aa1

 Home Equity Asset Trust, Floating Rate Note, 12/25/35

 572,807

 2,700,000

 NR/A2

 Hercules Capital Funding Trust 2012-1, 3.32%, 12/16/17 (144A)

 2,700,000

 4,547,314

 0.32

 CCC/Ba1

 Home Equity Asset Trust, Floating Rate Note, 3/25/37

 4,342,117

 3,168,151

 0.38

 BB+/Baa2

 Home Equity Asset Trust, Floating Rate Note, 8/25/36

 3,050,549

 80,522

 BBB+/Ba1

 JP Morgan Mortgage Acquisition Corp., 5.453%, 11/25/36 (Step)

 80,276

 364,617

 0.45

 AA+/A1

 JP Morgan Mortgage Acquisition Corp., Floating Rate Note, 12/25/35

 363,036

 1,229,502

 0.36

 BB/Ba1

 JP Morgan Mortgage Acquisition Corp., Floating Rate Note, 5/25/36

 1,175,126

 2,900,000

 AA/NR

 Prestige Auto Receivables Trust 2011-1, 3.9%, 7/16/18 (144A)

 2,991,800

 2,950,094

 A+/NR

 Sierra Receivables Funding Co LLC, 1.87%, 8/20/29 (144A)

 2,944,084

 4,386,667

 A-/NR

 Textainer Marine Containers, Ltd., 4.21%, 4/15/27 (144A)

 4,564,989

 $

 34,961,169

 Specialized Finance - 0.5%

 2,677,375

 NR/Aaa

 321 Henderson Receivables I LLC, 3.82%, 12/15/48 (144A)

 $

 2,823,798

 4,836,564

 0.48

 AA/Baa3

 Aegis Asset Backed Securities Trust, Floating Rate Note, 12/25/35

 4,465,522

 21,752,500

 BBB+/Baa1

 Domino's Pizza Master Issuer LLC, 5.216%, 1/25/42 (144A)

 24,444,916

 1,626,174

 0.91

 A/A2

 Irwin Home Equity Corp., Floating Rate Note, 3/25/25

 1,390,330

 29,805

 0.64

 AA+/Aa1

 Mastr Asset Backed Securities Trust, Floating Rate Note, 5/25/35

 29,784

 $

 33,154,350

 Consumer Finance - 0.3%

 1,825,000

 BBB/NR

 American Credit Acceptance Receivables Trust 2012-2, 4.05%, 2/15/18 (144A)

 $

 1,827,431

 3,026,000

 NR/Baa3

 California Republic Auto Receivables Trust 2012-1, 3.0%, 1/15/20 (144A)

 3,027,574

 3,833,333

 A/NR

 Global SC Finance SRL, 4.11%, 7/19/27 (144A)

 4,005,504

 10,700,000

 0.27

 AAA/Aaa

 MBNA Credit Card Master Note Trust, Floating Rate Note, 10/15/15

 10,696,683

 3,800,000

 0.58

 BB/A3

 Novastar Home Equity Loan, Floating Rate Note, 1/25/36

 3,583,066

 $

 23,140,258

 Asset Management & Custody Banks - 0.1%

 5,099,125

 A/NR

 Triton Container Finance LLC, 4.21%, 5/14/27 (144A)

 $

 5,302,595

 Investment Banking & Brokerage - 0.1%

 3,200,000

 0.66

 NR/Aaa

 Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)

 $

 3,200,000

 1,700,000

 1.36

 NR/Aa2

 Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)

 1,700,000

 $

 4,900,000

 Total Diversified Financials

 $

 101,458,372

 TOTAL ASSET BACKED SECURITIES

 (Cost $306,954,592)

 $

 317,231,307

 COLLATERALIZED MORTGAGE OBLIGATIONS - 11.3%

 Consumer Services - 0.0%

 Hotels, Resorts & Cruise Lines - 0.0%

 1,740,838

 NR/Baa3

 S2 Hospitality LLC, 4.5%, 4/15/25 (144A)

 $

 1,743,428

 Total Consumer Services

 $

 1,743,428

 Banks - 7.1%

 Thrifts & Mortgage Finance - 7.1%

 470,087

 NR/B3

 Banc of America Alternative Loan Trust, 5.0%, 4/25/19

 $

 483,660

 4,884,566

 NR/Ba3

 Banc of America Alternative Loan Trust, 5.0%, 7/25/19

 4,989,799

 3,532,002

 NR/B2

 Banc of America Alternative Loan Trust, 5.25%, 5/25/34

 3,592,509

 3,130,582

 NR/Ba1

 Banc of America Alternative Loan Trust, 5.5%, 1/25/20

 3,184,061

 4,773,909

 NR/Baa2

 Banc of America Alternative Loan Trust, 5.5%, 9/25/33

 4,858,732

 4,734,920

 A+/Baa2

 Banc of America Alternative Loan Trust, 5.75%, 4/25/33

 5,138,643

 1,577,915

 NR/B2

 Banc of America Alternative Loan Trust, 6.0%, 11/25/34

 1,544,356

 1,267,855

 NR/Ba2

 Banc of America Alternative Loan Trust, 6.0%, 3/25/34

 1,307,820

 1,725,904

 NR/B2

 Banc of America Alternative Loan Trust, 6.0%, 4/25/34

 1,705,977

 4,859,771

 CCC/NR

 Banc of America Funding Corp., 5.5%, 1/25/36

 4,917,301

 1,249,931

 B+/B1

 Banc of America Funding Corp., 5.75%, 10/25/35

 1,258,261

 3,201,497

 0.34

 BB-/A

 Banc of America Funding Corp., Floating Rate Note, 8/26/36 (144A)

 3,011,328

 1,916,451

 0.31

 AAA/NR

 Banc of America Funding Corp., Floating Rate Note, 9/26/46 (144A)

 1,885,958

 3,578,868

 3.12

 NR/Ba1

 Banc of America Mortgage 2003-H Trust, Floating Rate Note, 9/25/33

 3,603,999

 3,764,124

 3.14

 NR/Baa3

 Banc of America Mortgage 2003-H Trust, Floating Rate Note, 9/25/33

 3,770,425

 49,561,408

 NR/Caa2

 Bayview Commercial Asset Trust, 3.89%, 9/25/37 (Step) (144A)

 4,673,641

 15,072,479

 2.93

 AAA/Caa1

 Bayview Commercial Asset Trust, Floating Rate Note, 4/25/36 (144A)

 520,799

 29,510,820

 3.57

 NR/Caa2

 Bayview Commercial Asset Trust, Floating Rate Note, 7/25/37 (144A)

 1,755,894

 1,752,375

 2.75

 NR/NR

 BCAP LLC Trust, Floating Rate Note, 12/27/34 (144A)

 1,761,463

 1,570,847

 3.05

 NR/NR

 BCAP LLC Trust, Floating Rate Note, 6/27/36 (144A)

 1,578,255

 1,460,362

 5.05

 CCC/B2

 Bear Stearns ARM Trust 2004-12, Floating Rate Note, 2/25/35

 1,484,192

 3,353,781

 3.47

 BBB+/Ba1

 Bear Stearns ARM Trust 2004-9, Floating Rate Note, 11/25/34

 3,367,528

 1,638,432

 2.34

 AA+/Baa2

 Bear Sterns ARM Trust 2003-5, Floating Rate Note, 8/25/33

 1,629,286

 531,291

 2.99

 A+/Ba3

 Bear Sterns ARM Trust 2003-6, Floating Rate Note, 8/25/33

 517,796

 633,185

 A+/Baa1

 Chase Mortgage Finance Corp., 5.0%, 10/25/33

 653,681

 2,591,707

 2.64

 CCC/NR

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 9/25/35

 2,573,943

 301,706

 6.85

 CCC+/NR

 COMM 2000-C1 Mortgage Trust, Floating Rate Note, 8/15/33 (144A)

 299,169

 3,100,000

 0.34

 AA-/A1

 COMM 2006-FL12 Mortgage Trust, Floating Rate Note, 12/15/20 (144A)

 2,886,398

 4,314,473

 0.39

 A+/A1

 COMM 2007-FL14 Mortgage Trust, Floating Rate Note, 6/15/22 (144A)

 4,240,967

 1,600,405

 3.64

 NR/A2

 COMM 2011-FL1 Mortgage Trust, Floating Rate Note, 7/17/28 (144A)

 1,621,622

 450,000

 NR/Baa3

 COMM 2011-THL Mortgage Trust, 5.949%, 6/9/28 (144A)

 467,299

 3,600,000

 NR/Aaa

 COMM 2012-CCRE2 Mortgage Trust, 3.147%, 8/15/45

 3,798,990

 1,900,000

 NR/Aaa

 COMM 2012-CCRE2 Mortgage Trust, 3.791%, 8/15/45

 2,045,318

 1,275,000

 NR/Aa2

 COMM 2012-CCRE2 Mortgage Trust, 4.393%, 8/15/45

 1,385,559

 4,019,000

 AAA/Aaa

 COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/15/45

 4,129,687

 2,345,416

 AAA/Aaa

 COMM 2012-CCRE4 Mortgage Trust, 3.251%, 10/15/45

 2,401,340

 1,550,000

 4.93

 NR/Aa2

 COMM 2012-LC4 Mortgage Trust, Floating Rate Note, 12/10/44

 1,741,724

 2,575,000

 NR/Aaa

 Commercial Mortgage Pass Through Certificates, 2.822%, 11/15/45

 2,645,007

 1,669,331

 AA/Ba2

 Countrywide Alternative Loan Trust, 4.25%, 4/25/34

 1,681,220

 2,290,038

 AAA/Aa3

 Countrywide Alternative Loan Trust, 4.25%, 9/25/33

 2,311,905

 2,162,547

 BB-/B2

 Countrywide Alternative Loan Trust, 4.75%, 10/25/33

 2,200,575

 5,200,000

 AAA/Ba3

 Countrywide Alternative Loan Trust, 5.0%, 7/25/19

 5,434,946

 4,391,675

 BB-/NR

 Countrywide Alternative Loan Trust, 5.25%, 9/25/33

 4,560,210

 3,102,568

 CCC/B2

 Countrywide Alternative Loan Trust, 5.5%, 1/25/35

 3,160,710

 3,609,296

 CCC/Caa2

 Countrywide Alternative Loan Trust, 5.5%, 3/25/35

 2,907,179

 4,852,066

 B-/NR

 Countrywide Alternative Loan Trust, 5.5%, 8/25/34

 4,799,722

 4,982,157

 BBB+/NR

 Countrywide Alternative Loan Trust, 5.75%, 12/25/33

 5,132,598

 3,132,354

 BBB-/B3

 Countrywide Alternative Loan Trust, 5.75%, 3/25/34

 3,084,839

 1,590,513

 0.61

 BBB+/Ba3

 Countrywide Alternative Loan Trust, Floating Rate Note, 3/25/34

 1,547,383

 1,998,269

 NR/Ba2

 Countrywide Home Loan Mortgage Pass Through Trust, 5.5%, 3/25/34

 2,045,267

 32,165

 3.15

 B-/B1

 Countrywide Home Loan Mortgage Pass Through Trust, Floating Rate Note, 9/25/33

 29,706

 1,442,790

 5.71

 NR/Baa1

 First Horizon Mortgage Pass-Through Trust 2004-AR5, Floating Rate Note, 10/25/34

 1,470,076

 944,015

 B-/NR

 First Horizon Mortgage Pass-Through Trust 2005-5, 5.5%, 10/25/35

 947,193

 2,832,925

 2.62

 BB-/B1

 First Horizon Mortgage Pass-Through Trust 2005-AR1, Floating Rate Note, 4/25/35

 2,817,293

 2,714,642

 2.57

 B-/NR

 First Horizon Mortgage Pass-Through Trust 2005-AR2, Floating Rate Note, 6/25/35

 2,554,435

 943,520

 CCC/NR

 First Horizon Mortgage Pass-Through Trust 2006-1, 6.0%, 5/25/36

 951,174

 4,037,820

 0.38

 A/Aa3

 GE Business Loan Trust 2007-1, Floating Rate Note, 4/16/35 (144A)

 3,452,336

 3,900,000

 5.31

 BBB+/Baa2

 GMAC Commercial Mortgage Securities Inc Series 2003-C1 Trust, Floating Rate Note, 5/10/36 (144A)

 3,900,187

 2,169,000

 5.46

 B+/NR

 GMAC Commercial Mortgage Securities Inc Series 2003-C2 Trust, Floating Rate Note, 5/10/40 (144A)

 2,122,672

 1,925,000

 5.31

 A/A1

 GMAC Commercial Mortgage Securities Inc Series 2003-C3 Trust, Floating Rate Note, 4/10/40

 1,967,173

 5,350,000

 NR/Aaa

 GS Mortgage Securities Corp. II, 3.377%, 5/10/45

 5,791,942

 4,750,000

 NR/NR

 GS Mortgage Securities Corp. II, 4.209%, 2/10/21 (144A)

 4,803,200

 4,000,000

 NR/Aaa

 GS Mortgage Securities Corp. II, 5.56%, 11/10/39

 4,613,756

 3,000,000

 2.20

 AA/NR

 GS Mortgage Securities Corp. II, Floating Rate Note, 3/6/20 (144A)

 3,006,117

 1,063,158

 BB+/B1

 GSR Mortgage Loan Trust, 5.0%, 7/25/35

 1,068,785

 1,430,872

 2.98

 BBB+/NR

 GSR Mortgage Loan Trust, Floating Rate Note, 1/25/35

 1,405,753

 966,029

 5.74

 B/NR

 GSR Mortgage Loan Trust, Floating Rate Note, 2/25/34

 829,636

 4,277,321

 2.89

 B+/Caa1

 GSR Mortgage Loan Trust, Floating Rate Note, 4/25/35

 4,159,421

 5,922,670

 5.25

 BB-/NR

 GSR Mortgage Loan Trust, Floating Rate Note, 7/25/35

 5,849,199

 8,778,645

 2.66

 A+/NR

 GSR Mortgage Loan Trust, Floating Rate Note, 9/25/35

 8,792,823

 625,400

 4.64

 AAA/A2

 Harborview Mortgage Loan Trust, Floating Rate Note, 4/19/34

 649,699

 2,012,673

 0.85

 AAA/Ba3

 Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34

 1,901,233

 2,502,054

 0.93

 AAA/Baa2

 Impac CMB Trust Series 2004-5, Floating Rate Note, 10/25/34

 2,387,380

 1,341,905

 1.01

 BB+/Ba1

 Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34

 1,131,612

 9,926,621

 0.95

 BBB+/A3

 Impac CMB Trust Series 2004-7, Floating Rate Note, 11/25/34

 9,451,423

 3,819,947

 0.97

 B/Ba2

 Impac CMB Trust Series 2004-9, Floating Rate Note, 1/25/35

 3,431,978

 4,587,494

 0.73

 BB+/A1

 Impac CMB Trust Series 2005-2, Floating Rate Note, 4/25/35

 4,184,084

 1,326,468

 0.56

 AAA/Aaa

 Impac Secured Assets Trust 2006-1, Floating Rate Note, 5/25/36

 1,310,066

 3,196,341

 0.56

 AAA/Aaa

 Impac Secured Assets Trust 2006-2, Floating Rate Note, 8/25/36

 3,183,511

 4,400,000

 AAA/NR

 JP Morgan Chase Commercial Mortgage Securities Corp., 3.616%, 11/15/43 (144A)

 4,884,761

 5,200,000

 NR/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., 4.171%, 8/15/46

 5,922,181

 4,000,000

 3.98

 AA/NR

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 10/15/45 (144A)

 4,139,024

 3,639,115

 0.57

 NR/Ba1

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 11/15/18 (144A)

 3,069,269

 1,300,000

 5.53

 A/NR

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 11/15/43 (144A)

 1,478,701

 647,916

 0.58

 NR/Aa1

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 7/15/19 (144A)

 631,016

 4,300,000

 4.65

 AA-/A1

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 7/15/28 (144A)

 4,338,580

 3,756,311

 B-/Ba2

 JP Morgan Mortgage Trust, 6.0%, 9/25/34

 3,854,918

 2,237,784

 5.22

 NR/B2

 JP Morgan Mortgage Trust, Floating Rate Note, 10/25/35

 2,236,110

 849,769

 3.06

 A+/NR

 JP Morgan Mortgage Trust, Floating Rate Note, 5/25/34

 859,512

 1,079,314

 5.28

 BBB+/Ba1

 JP Morgan Mortgage Trust, Floating Rate Note, 7/25/35

 1,080,941

 3,271,249

 0.91

 BB/Aaa

 Lehman Brothers Floating Rate Commercial Mortgage Trust 2007-LLF C5, Floating Rate Note, 6/15/22 (144A)

 3,223,763

 4,750,000

 1.11

 B+/A1

 Lehman Brothers Floating Rate Commercial Mortgage Trust 2007-LLF C5, Floating Rate Note, 6/15/22 (144A)

 4,562,299

 2,382,929

 0.41

 A+/Aa3

 Lehman Brothers Small Balance Commercial Mortgage Trust 2006-2, Floating Rate Note, 9/25/36 (144A)

 1,866,532

 604,707

 5.41

 AAA/Aaa

 Lehman Brothers Small Balance Commercial Mortgage Trust 2006-3, Floating Rate Note, 12/25/36 (144A)

 598,554

 552,449

 1.06

 AAA/Aaa

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A2, Floating Rate Note, 10/25/37 (144A)

 536,410

 1,928,547

 1.16

 A+/Aa1

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)

 1,916,759

 3,285,140

 0.46

 AAA/Aa1

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)

 2,779,527

 885,220

 0.43

 A+/Aa2

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)

 751,525

 1,650,916

 0.46

 A+/Aa3

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 9/25/30 (144A)

 1,380,986

 1,057,417

 2.41

 AAA/Baa2

 MASTR Adjustable Rate Mortgages Trust 2003-3, Floating Rate Note, 9/25/33

 1,019,171

 1,348,935

 B-/NR

 MASTR Alternative Loans Trust, 5.5%, 1/25/35

 1,378,914

 3,767,635

 B+/NR

 MASTR Alternative Loans Trust, 5.5%, 10/25/19

 3,875,445

 4,323,740

 A+/NR

 MASTR Alternative Loans Trust, 5.5%, 2/25/35

 4,316,066

 8,692,983

 B/NR

 MASTR Alternative Loans Trust, 6.0%, 7/25/34

 8,868,355

 1,207,591

 AA+/A1

 MASTR Alternative Loans Trust, 6.5%, 6/25/33

 1,284,111

 1,766,140

 6.04

 AAA/NR

 MASTR Alternative Loans Trust, Floating Rate Note, 1/25/35

 1,830,473

 2,431,575

 6.72

 A-/NR

 Mastr Seasoned Securities Trust, Floating Rate Note, 9/25/32

 2,551,495

 3,135,296

 0.67

 A+/A3

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A, Floating Rate Note, 4/25/29

 3,067,084

 1,576,931

 2.42

 BBB/B3

 Merrill Lynch Mortgage Investors Trust Series MLCC 2005-2, Floating Rate Note, 10/25/35

 1,557,350

 2,827,433

 0.67

 AA+/Baa2

 Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, Floating Rate Note, 3/25/30

 2,769,177

 2,590,000

 5.24

 AAA/NR

 Merrill Lynch Mortgage Trust Class A4, Floating Rate Note, 11/12/35

 2,658,117

 3,650,000

 5.33

 A+/NR

 Merrill Lynch Mortgage Trust Class B, Floating Rate Note, 11/12/35

 3,751,689

 10,800,000

 NR/NR

 Morgan Stanley Re-REMIC Trust 2010-R9, 5.0%, 11/26/36 (144A)

 11,043,000

 13,797,999

 0.99

 AA+/Baa1

 MortgageIT Trust 2004-1, Floating Rate Note, 11/25/34

 13,209,528

 1,400,177

 0.51

 BBB+/Ba2

 MortgageIT Trust 2005-3, Floating Rate Note, 8/25/35

 1,251,311

 3,209,597

 NR/Aa3

 PHH Mortgage Capital LLC, 6.6%, 12/25/27 (Step) (144A)

 3,136,467

 1,599,799

 0.79

 A+/A2

 RAMP Trust, Floating Rate Note, 10/25/31

 1,157,900

 6,093,846

 1.61

 B-/Ba1

 RESI Finance LP, Floating Rate Note, 9/10/35 (144A)

 5,380,318

 2,065,361

 B-/NR

 Residential Asset Securitization Trust, 5.5%, 2/25/35

 2,103,631

 6,006,234

 CCC/NR

 Residential Asset Securitization Trust, 5.5%, 7/25/35

 5,959,355

 2,940,304

 0.66

 AAA/NR

 Residential Asset Securitization Trust, Floating Rate Note, 10/25/34

 2,600,064

 2,511,527

 NR/Baa3

 RCMC LLC, 5.623%, 11/15/44 (144A)

 2,511,527

 1,470,502

 0.83

 AA+/Baa3

 Sequoia Mortgage Trust 2003-5, Floating Rate Note, 9/20/33

 1,425,630

 1,262,399

 0.56

 A+/Ba1

 Sequoia Mortgage Trust 2004-8, Floating Rate Note, 9/20/34

 1,209,906

 2,148,102

 0.55

 A+/Baa2

 Sequoia Mortgage Trust 2004-9, Floating Rate Note, 10/20/34

 2,067,870

 2,044,504

 0.43

 BBB+/Ba3

 Sequoia Mortgage Trust 2005-2, Floating Rate Note, 3/20/35

 1,863,928

 5,390,854

 0.41

 BBB+/Ba3

 Sequoia Mortgage Trust 2005-3, Floating Rate Note, 5/20/35

 4,736,905

 3,756,900

 NR/NR

 SMA Issuer I LLC, 3.5%, 8/20/25 (144A)

 3,778,818

 1,100,000

 4.44

 BBB/NR

 Springleaf Mortgage Loan Trust, Floating Rate Note, 12/25/59 (144A)

 1,103,438

 1,331,932

 0.95

 A+/Ba1

 Structured Asset Mortgage Investments, Inc., Floating Rate Note, 12/19/33

 1,226,724

 2,222,391

 CC/Caa2

 Structured Asset Securities Corp., 6.0%, 8/25/35

 2,012,777

 5,321,677

 2.90

 A+/Baa3

 Structured Asset Securities Corp., Floating Rate Note, 10/25/33

 5,346,247

 6,395,267

 0.86

 NR/NR

 Structured Asset Securities Corp., Floating Rate Note, 10/25/37 (144A)

 6,315,326

 4,032,397

 2.75

 AAA/Baa1

 Structured Asset Securities Corp., Floating Rate Note, 6/25/33

 4,052,603

 2,000,670

 2.77

 A+/Baa3

 Structured Asset Securities Corp., Floating Rate Note, 7/25/33

 1,963,310

 4,611,543

 1.91

 AAA/Ba1

 Thornburg Mortgage Securities Trust Class II2A, Floating Rate Note, 3/25/44

 4,517,468

 5,573,084

 4.10

 AAA/Ba1

 Thornburg Mortgage Securities Trust Class II4A, Floating Rate Note, 3/25/44

 5,590,377

 750,000

 AAA/Aa1

 Timberstar Trust, 5.668%, 10/15/36 (144A)

 860,566

 6,596,000

 BB/B1

 Timberstar Trust, 7.53%, 10/15/36 (144A)

 6,822,005

 3,600,000

 5.61

 AA-/NR

 Wachovia Bank Commercial Mortgage Trust, Floating Rate Note, 4/15/35 (144A)

 3,598,420

 17,106,873

 2.45

 BBB+/NR

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 1/25/35

 17,163,993

 477,804

 0.64

 AAA/Ba3

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 10/25/44

 452,084

 2,636,797

 4.82

 NR/NR

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 12/25/36

 2,375,855

 957,524

 2.26

 NR/Ba3

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 2/27/34

 779,865

 8,508,655

 2.57

 A+/Ba3

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 6/25/34

 8,651,566

 748,294

 2.43

 A+/Ba3

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 8/25/34

 738,775

 1,765,000

 4.69

 NR/A3

 Wells Fargo Commercial Mortgage Trust, Floating Rate Note, 10/15/45

 1,877,806

 4,600,000

 5.58

 NR/A2

 Wells Fargo Commercial Mortgage Trust, Floating Rate Note, 11/15/43 (144A)

 5,236,438

 3,054,291

 BBB+/Ba2

 Wells Fargo Mortgage Backed Securities Trust, 5.25%, 10/25/35

 3,239,345

 1,310,980

 BB+/B1

 Wells Fargo Mortgage Backed Securities Trust, 5.5%, 10/25/35

 1,353,941

 10,731,138

 NR/Caa1

 Wells Fargo Mortgage Backed Securities Trust, 5.75%, 3/25/36

 10,769,201

 2,102,130

 2.66

 AA+/A2

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 10/25/34

 2,162,000

 984,586

 4.50

 A+/Baa1

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 11/25/33

 968,379

 6,987,983

 2.64

 NR/Ba2

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 3/25/36

 6,935,294

 732,553

 5.00

 NR/Ba2

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 4/25/35

 747,497

 1,967,306

 2.61

 A+/Ba1

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 6/25/34

 1,985,390

 4,212,976

 2.63

 A+/NR

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 6/25/35

 4,159,809

 4,800,000

 AA-/NR

 WFDB Commercial Mortgage Trust, 5.914%, 7/5/24 (144A)

 5,053,320

 1,200,000

 5.39

 NR/A2

 WFRBS Commercial Mortgage Trust 2011-C2, Floating Rate Note, 2/15/44 (144A)

 1,347,449

 2,000,000

 5.25

 NR/Baa1

 WFRBS Commercial Mortgage Trust 2011-C4, Floating Rate Note, 6/15/44 (144A)

 2,115,096

 $

 494,460,141

 Total Banks

 $

 494,460,141

 Diversified Financials - 1.9%

 Other Diversified Financial Services - 1.7%

 3,915,000

 A+/Baa2

 American Tower Trust, 5.957%, 4/15/37 (144A)

 $

 4,004,700

 6,908,095

 3.16

 NR/Ba2

 Banc of America Mortgage 2003-I Trust, Floating Rate Note, 10/25/33

 7,008,511

 1,522,737

 3.00

 AA+/NR

 Banc of America Mortgage 2004-E Trust, Floating Rate Note, 6/25/34

 1,521,654

 2,644,856

 5.08

 BBB+/NR

 Banc of America Mortgage 2005-H Trust, Floating Rate Note, 9/25/35

 2,656,272

 6,534,907

 A+/NR

 Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35

 6,700,083

 887,113

 BB+/NR

 Banc of America Mortgage Trust 2004-7, 4.5%, 8/25/19

 901,205

 920,617

 AAA/Baa1

 Banc of America Mortgage Trust 2005-9, 4.75%, 10/25/20

 932,356

 2,047,181

 4.78

 A+/Baa3

 Bear Stearns ALT-A Trust 2003-3, Floating Rate Note, 10/25/33

 2,017,343

 2,527,492

 2.70

 AA+/Baa1

 Bear Stearns ALT-A Trust 2003-5, Floating Rate Note, 12/25/33

 2,544,997

 836,171

 0.71

 AAA/Baa2

 Bear Stearns ALT-A Trust 2005-2, Floating Rate Note, 3/25/35

 789,769

 520,254

 CCC/Caa1

 Chaseflex Trust, 5.0%, 5/25/20

 517,132

 394,227

 NR/Ba1

 Citicorp Mortgage Securities, Inc., 5.5%, 2/25/22

 401,991

 1,050,000

 NR/B2

 Citicorp Mortgage Securities, Inc., 6.25%, 6/25/36

 1,054,937

 5,968,048

 0.33

 BBB+/Aaa

 Commercial Mortgage Pass-Through Certificates Series 2007-TFL1, Floating Rate Note, 2/15/22 (144A)

 5,827,441

 1,038,089

 NR/B3

 CSMC Mortgage-Backed Trust 2007-3, 5.0%, 4/25/37

 1,013,099

 8,700,000

 3.82

 NR/NR

 CSMC Series 2010-16, Floating Rate Note, 6/25/50 (144A)

 8,527,479

 2,950,000

 5.56

 A/A2

 DBUBS Mortgage Trust, Floating Rate Note, 11/10/46 (144A)

 3,459,182

 6,767,000

 5.42

 NR/Aa2

 DBUBS Mortgage Trust, Floating Rate Note, 8/10/44 (144A)

 7,921,579

 2,654,174

 AAA/Aaa

 Greenwich Capital Commercial Funding Corp., 4.111%, 7/5/35

 2,666,211

 1,846,387

 3.00

 NR/NR

 La Hipotecaria SA de CV, Floating Rate Note, 9/8/39 (144A)

 1,924,859

 4,920,000

 5.58

 NR/A2

 LSTAR Commercial Mortgage Trust, Floating Rate Note, 6/25/43 (144A)

 5,343,927

 5,855,047

 2.52

 BBB+/NR

 Merrill Lynch Mortgage Investors, Inc., Floating Rate Note, 2/25/35

 5,902,022

 5,000,000

 A+/NR

 Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44

 5,649,000

 340,000

 BB+/NR

 Morgan Stanley Capital I Trust 2007-IQ13, 5.406%, 3/15/44

 367,322

 2,350,000

 0.81

 A+/A1

 Morgan Stanley Capital I, Inc. Class B, Floating Rate Note, 12/15/20 (144A)

 2,193,988

 3,500,000

 0.91

 BBB+/A3

 Morgan Stanley Capital I, Inc. Class C, Floating Rate Note, 12/15/20 (144A)

 3,253,642

 3,977,337

 0.31

 AA+/Aaa

 Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)

 3,960,174

 495,312

 A+/Aa3

 RALI Trust, 5.0%, 1/25/33

 505,947

 929,905

 NR/Ba3

 RALI Trust, 5.0%, 3/25/19

 970,259

 1,011,592

 NR/Ba1

 RALI Trust, 5.0%, 7/25/18

 1,033,937

 966,797

 BB+/B1

 RALI Trust, 5.25%, 6/25/33

 906,385

 3,707,142

 NR/B3

 RALI Trust, 5.5%, 12/25/34

 3,658,270

 867,171

 AA+/A1

 RALI Trust, 5.5%, 9/25/32

 886,963

 2,000,000

 AAA/B1

 RALI Trust, 5.75%, 4/25/34

 2,000,148

 7,550,356

 AAA/NR

 RALI Trust, 6.0%, 10/25/34

 7,694,288

 1,502,681

 0.81

 AAA/Ba3

 RALI Trust, Floating Rate Note, 4/25/34

 1,393,663

 1,358,898

 3.21

 BB+/Ba2

 Structured Adjustable Rate Mortgage Loan Trust Class 1A1, Floating Rate Note, 3/25/34

 1,337,085

 6,116,282

 2.74

 AAA/Baa1

 Structured Adjustable Rate Mortgage Loan Trust Class A1, Floating Rate Note, 3/25/34

 6,026,868

 2,604,292

 NR/NR

 Vericrest Opportunity Loan Transferee, 2.487%, 2/26/52 (144A)

 2,610,386

 2,250,000

 NR/NR

 Vericrest Opportunity Loan Transferee, 6.414%, 2/26/52 (144A)

 2,275,538

 $

 120,360,612

 Specialized Finance - 0.0%

 63,707

 AAA/NR

 COBALT CMBS Commercial Mortgage Trust 2006-C1, 5.174%, 8/15/48

 $

 63,872

 CAD

 509,920

 4.71

 AAA/Aaa

 Merrill Lynch Financial Assets, Inc., Floating Rate Note, 3/12/49

 541,876

 $

 605,748

 Consumer Finance - 0.1%

 4,392,021

 5.10

 CCC/NR

 GMAC Mortgage Corp Loan Trust, Floating Rate Note, 5/25/35

 $

 4,343,252

 Asset Management & Custody Banks - 0.0%

 1,417,514

 2.86

 NR/NR

 Jefferies & Co., Inc., Floating Rate Note, 5/26/37 (144A)

 $

 1,420,511

 Investment Banking & Brokerage - 0.1%

 4,229,686

 7.42

 BBB+/Baa2

 Bear Stearns Commercial Mortgage Securities, Floating Rate Note, 10/15/36 (144A)

 $

 4,381,765

 Total Diversified Financials

 $

 131,111,888

 Real Estate - 1.2%

 Mortgage REIT's - 1.1%

 4,210,500

 2.51

 AAA/Ba1

 American Home Mortgage Investment Trust, Floating Rate Note, 6/25/45

 $

 4,177,924

 1,263,095

 CC/NR

 Credit Suisse First Boston Mortgage Securities Corp., 5.0%, 8/25/20

 1,287,020

 4,585,000

 6.01

 CCC-/Caa1

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/15/36 (144A)

 4,260,703

 3,274,353

 2.88

 AAA/Ba1

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/25/33

 3,185,438

 2,700,000

 3.61

 NR/A2

 FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)

 2,800,888

 2,430,000

 3.95

 NR/NR

 FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)

 2,529,620

 4,100,000

 4.44

 A-/NR

 FREMF Mortgage Trust Class B, Floating Rate Note, 7/25/48 (144A)

 4,399,722

 1,600,000

 3.61

 NR/Baa1

 FREMF Mortgage Trust Class C, Floating Rate Note, 11/25/46 (144A)

 1,578,090

 2,435,000

 3.95

 NR/NR

 FREMF Mortgage Trust Class C, Floating Rate Note, 6/25/47 (144A)

 2,357,068

 4,675,000

 4.44

 BBB/NR

 FREMF Mortgage Trust Class C, Floating Rate Note, 7/25/48 (144A)

 4,668,268

 3,910,000

 4.50

 NR/A3

 FREMF Mortgage Trust, Floating Rate Note, 1/25/46 (144A)

 4,121,852

 5,600,000

 4.76

 NR/NR

 FREMF Mortgage Trust, Floating Rate Note, 11/25/49 (144A)

 6,010,413

 2,712,000

 4.35

 NR/NR

 FREMF Mortgage Trust, Floating Rate Note, 12/25/44 (144A)

 2,868,496

 2,400,000

 4.57

 A+/NR

 FREMF Mortgage Trust, Floating Rate Note, 12/25/48 (144A)

 2,543,004

 2,200,000

 5.33

 AA-/A3

 FREMF Mortgage Trust, Floating Rate Note, 2/25/47 (144A)

 2,443,283

 3,900,000

 5.62

 NR/A3

 FREMF Mortgage Trust, Floating Rate Note, 4/25/20 (144A)

 4,409,644

 6,175,000

 4.94

 NR/A3

 FREMF Mortgage Trust, Floating Rate Note, 4/25/44 (144A)

 6,757,432

 6,500,000

 4.00

 NR/NR

 FREMF Mortgage Trust, Floating Rate Note, 5/25/45 (144A)

 6,406,062

 5,400,000

 5.05

 NR/A3

 FREMF Mortgage Trust, Floating Rate Note, 7/25/44 (144A)

 5,940,626

 1,950,000

 5.40

 A+/NR

 FREMF Mortgage Trust, Floating Rate Note, 9/25/43

 2,178,710

 4,140,000

 5.33

 NR/NR

 FREMF Mortgage Trust, Floating Rate Note, 9/25/45 (144A)

 4,607,592

 $

 79,531,855

 Real Estate Services - 0.1%

 4,800,000

 0.96

 AA+/Aa1

 Banc of America Large Loan Trust 2007-BMB1, Floating Rate Note, 8/15/29 (144A)

 $

 4,722,672

 Total Real Estate

 $

 84,254,527

 Government - 1.0%

 Government - 1.0%

 3,988,371

 NR/NR

 Fannie Mae REMICS, 3.5%, 1/25/29

 $

 217,619

 4,600,000

 NR/NR

 Fannie Mae REMICS, 4.5%, 6/25/29

 5,120,867

 1,692,661

 NR/NR

 Fannie Mae REMICS, 5.0%, 9/25/39

 1,769,505

 8,218,873

 NR/NR

 Freddie Mac REMICS, 5.0%, 6/15/34

 8,483,168

 19,444

 NR/NR

 Freddie Mac REMICS, 5.0%, 8/15/35

 19,436

 4,246,222

 0.46

 NR/NR

 Freddie Mac REMICS, Floating Rate Note, 11/15/36

 4,251,797

 8,725,614

 NR/NR

 Government National Mortgage Association, 3.0%, 4/20/41

 9,202,050

 9,820,000

 NR/NR

 Government National Mortgage Association, 4.5%, 9/20/39

 11,218,240

 1,575,000

 NR/NR

 Government National Mortgage Association, 4.973%, 4/16/42

 1,800,130

 61,151,532

 1.69

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 10/16/43

 4,310,571

 27,648,836

 1.29

 NR/Aaa

 Government National Mortgage Association, Floating Rate Note, 10/16/52

 1,691,058

 49,558,152

 1.03

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 2/16/53

 4,217,200

 47,356,399

 1.20

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 3/16/51

 2,020,650

 35,325,274

 1.05

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 3/16/53

 2,943,267

 20,075,162

 1.36

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 4/16/51

 1,189,634

 54,382,286

 1.10

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 8/16/52

 4,217,781

 54,547,207

 1.07

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 9/16/52

 4,743,534

 $

 67,416,507

 Total Government

 $

 67,416,507

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $757,689,577)

 $

 778,986,491

 CORPORATE BONDS - 43.2%

 Energy - 4.2%

 Oil & Gas Drilling - 0.2%

 5,168,000

 B-/B3

 Offshore Group Investment, Ltd., 11.5%, 8/1/15

 $

 5,633,120

 4,500,000

 B-/B3

 Offshore Group Investment, Ltd., 7.5%, 11/1/19 (144A)

 4,545,000

 2,300,000

 BBB+/Baa1

 Pride International, Inc., 6.875%, 8/15/20

 2,908,833

 $

 13,086,953

 Oil & Gas Equipment & Services - 0.3%

 1,635,000

 B/B3

 Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)

 $

 1,708,575

 7,295,000

 BB/Ba3

 Exterran Holdings, Inc., 7.25%, 12/1/18

 7,732,700

 NOK

 9,500,000

 8.96

 NR/NR

 Transocean Norway Drilling AS, Floating Rate Note, 2/24/16

 1,794,484

 3,800,000

 BBB-/Baa2

 Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42

 4,124,330

 4,105,000

 BBB-/Baa2

 Weatherford International, Ltd. Bermuda, 9.625%, 3/1/19

 5,355,527

 $

 20,715,616

 Oil & Gas Exploration & Production - 1.8%

 2,520,000

 BBB+/Baa1

 Canadian Natural Resources, Ltd., 5.9%, 2/1/18

 $

 3,034,670

 5,490,000

 B-/B3

 Carrizo Oil & Gas, Inc., 8.625%, 10/15/18

 5,929,200

 3,550,000

 B-/B3

 Chaparral Energy, Inc., 7.625%, 11/15/22

 3,727,500

 5,125,000

 BB+/B1

 Concho Resources, Inc., 6.5%, 1/15/22

 5,637,500

 2,253,000

 BB/B1

 Denbury Resources, Inc., 8.25%, 2/15/20

 2,534,625

 3,230,000

 NR/A1

 Dolphin Energy, Ltd., 5.5%, 12/15/21 (144A)

 3,766,988

 9,775,000

 B/NR

 EP Energy LLC, 9.375%, 5/1/20

 11,021,312

 4,150,000

 B/B3

 EPE Holdings LLC, 8.125%, 12/15/17 (144A) (PIK)

 4,113,688

 765,000

 BBB/Baa1

 Gazprom OAO Via Gaz Capital SA, 8.146%, 4/11/18 (144A)

 943,628

 1,529,035

 BBB+/NR

 Gazprom OAO Via Gazprom International SA, 7.201%, 2/1/20

 1,713,115

 1,776,946

 BBB+/NR

 Gazprom OAO Via Gazprom International SA, 7.201%, 2/1/20 (144A)

 1,990,872

 5,768,000

 BB-/Ba3

 Hilcorp Energy I LP, 7.625%, 4/15/21 (144A)

 6,287,120

 3,299,000

 B/B2

 Linn Energy LLC, 8.625%, 4/15/20

 3,595,910

 4,700,000

 NR/NR

 National JSC Naftogaz of Ukraine, 9.5%, 9/30/14

 4,823,375

 6,000,000

 BBB-/Ba1

 Newfield Exploration Co., 5.625%, 7/1/24

 6,480,000

 NOK

 15,000,000

 NR/NR

 Norwegian Energy Co AS, 12.9%, 11/20/14

 2,713,044

 15,700,000

 BBB-/NR

 Novatek OAO via Novatek Finance, Ltd., 4.422%, 12/13/22 (144A)

 15,798,125

 3,220,000

 CCC+/Caa1

 PetroBakken Energy, Ltd., 8.625%, 2/1/20 (144A)

 3,268,300

 4,060,000

 B/B1

 Plains Exploration & Production Co., 8.625%, 10/15/19

 4,618,250

 2,220,000

 CCC/Caa1

 Quicksilver Resources, Inc., 7.125%, 4/1/16

 1,776,000

 4,655,000

 B-/B3

 Samson Investment Co., 9.75%, 2/15/20 (144A)

 4,922,662

 1,960,000

 B/B2

 SandRidge Energy, Inc., 7.5%, 3/15/21

 2,097,200

 1,015,000

 B/B2

 SandRidge Energy, Inc., 8.0%, 6/1/18 (144A)

 1,075,900

 5,900,000

 B-/B3

 Stone Energy Corp., 8.625%, 2/1/17

 6,335,125

 3,036,886

 NR/Baa2

 Tengizchevoil Finance Co SARL, 6.124%, 11/15/14 (144A)

 3,145,394

 1,295,000

 BBB-/Baa2

 TNK-BP Finance SA, 6.625%, 3/20/17 (144A)

 1,473,062

 1,770,000

 BBB-/Baa2

 TNK-BP Finance SA, 7.25%, 2/2/20 (144A)

 2,146,125

 4,160,000

 BBB-/Baa2

 TNK-BP Finance SA, 7.5%, 7/18/16 (144A)

 4,815,200

 1,250,000

 BBB-/Baa2

 TNK-BP Finance SA, 7.875%, 3/13/18 (144A)

 1,517,375

 3,650,000

 B/Caa1

 Vanguard Natural Resources LLC, 7.875%, 4/1/20

 3,814,250

 3,120,000

 B/B3

 W&T Offshore, Inc., 8.5%, 6/15/19

 3,354,000

 $

 128,469,515

 Oil & Gas Refining & Marketing - 0.4%

 1,600,000

 A/A2

 Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)

 $

 1,938,518

 3,125,000

 BBB/Baa2

 Reliance Holdings USA, Inc., 4.5%, 10/19/20 (144A)

 3,272,081

 3,625,000

 BBB/Baa2

 Spectra Energy Capital LLC, 6.2%, 4/15/18

 4,413,869

 9,410,000

 BB+/Ba1

 Tesoro Corp., 5.375%, 10/1/22

 10,021,650

 2,410,000

 BB+/Ba1

 Tesoro Corp., 9.75%, 6/1/19

 2,747,400

 4,354,000

 BBB/Baa2

 Valero Energy Corp., 9.375%, 3/15/19

 5,988,836

 $

 28,382,354

 Oil & Gas Storage & Transportation - 1.3%

 1,750,000

 BBB/Baa3

 Buckeye Partners LP, 6.05%, 1/15/18

 $

 1,970,096

 4,230,000

 BBB/Baa2

 DCP Midstream LLC, 9.75%, 3/15/19 (144A)

 5,595,550

 3,811,000

 7.00

 BB+/Baa3

 Enterprise Products Operating LLC, Floating Rate Note, 6/1/67

 4,087,298

 3,578,000

 8.38

 BB+/Baa3

 Enterprise Products Operating LLC, Floating Rate Note, 8/1/66

 4,083,392

 NOK

 32,000,000

 7.11

 NR/NR

 Golar LNG Partners LP, Floating Rate Note, 10/12/17

 5,756,742

 11,890,000

 BBB/Baa2

 Kinder Morgan Energy Partners LP, 4.15%, 3/1/22

 12,882,577

 5,225,000

 BBB/Baa2

 Kinder Morgan Energy Partners LP, 5.95%, 2/15/18

 6,255,960

 5,100,000

 BBB/Baa2

 Plains All American Pipeline LP, 6.125%, 1/15/17

 6,014,078

 5,035,000

 A/A3

 Questar Pipeline Co., 5.83%, 2/1/18

 5,917,610

 8,895,000

 BB/Ba1

 Rockies Express Pipeline LLC, 5.625%, 4/15/20 (144A)

 8,739,338

 4,189,000

 3.33

 BB/Ba1

 Southern Union Co., Floating Rate Note, 11/1/66

 3,586,831

 2,100,000

 BBB/Baa2

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 2,485,096

 10,300,000

 BBB-/Baa3

 Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42

 11,845,937

 8,780,000

 BBB-/Baa3

 The Williams Companies, Inc., 7.75%, 6/15/31

 11,202,262

 1,650,000

 BBB/NR

 Transcontinental Gas Pipe Line Co LLC, 4.45%, 8/1/42

 1,698,432

 $

 92,121,199

 Coal & Consumable Fuels - 0.2%

 4,260,000

 B+/B2

 Alpha Natural Resources, Inc., 6.0%, 6/1/19

 $

 3,919,200

 1,860,000

 B+/B2

 Alpha Natural Resources, Inc., 6.25%, 6/1/21

 1,701,900

 3,550,000

 B+/B1

 Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (144A)

 3,354,750

 2,425,000

 B+/B1

 Bumi Investment Pte, Ltd., 10.75%, 10/6/17 (144A)

 2,146,125

 $

 11,121,975

 Total Energy

 $

 293,897,612

 Materials - 4.2%

 Commodity Chemicals - 0.3%

 4,385,000

 BB+/WR

 Basell Finance Co BV, 8.1%, 3/15/27 (144A)

 $

 5,853,975

 2,690,000

 BBB-/Baa3

 Braskem Finance, Ltd., 7.375%, 10/29/49 (Perpetual) (144A)

 2,797,600

 3,590,000

 CCC+/B3

 Hexion US Finance Corp., 8.875%, 2/1/18

 3,688,725

 1,650,000

 BBB-/Ba1

 Mexichem SAB de CV, 4.875%, 9/19/22 (144A)

 1,777,875

 791,000

 BB+/Ba2

 NOVA Chemicals Corp., 7.875%, 9/15/25

 796,932

 3,810,000

 BB-/B1

 Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)

 3,876,675

 $

 18,791,782

 Diversified Chemicals - 0.5%

 4,100,000

 BBB/Baa2

 Eastman Chemical Co., 4.8%, 9/1/42

 $

 4,385,688

 2,825,000

 B+/B1

 Ineos Finance Plc, 9.0%, 5/15/15 (144A)

 3,001,562

 EURO

 2,450,000

 CCC+/Caa1

 INEOS Group Holdings SA, 7.875%, 2/15/16 (144A)

 3,206,268

 18,845,000

 BB+/Baa3

 LyondellBasell Industries NV, 5.0%, 4/15/19

 20,823,725

 EURO

 450,000

 NR/Caa1

 Momentive Performance Materials, Inc., 9.5%, 1/15/21

 433,587

 $

 31,850,830

 Fertilizers & Agricultural Chemicals - 0.0%

 3,650,000

 BB/NR

 EuroChem Mineral & Chemical Co OJSC via EuroChem GI, Ltd., 5.125%, 12/12/17 (144A)

 $

 3,732,125

 Specialty Chemicals - 0.1%

 3,670,000

 BBB/Baa2

 Cytec Industries, Inc., 8.95%, 7/1/17

 $

 4,601,784

 Construction Materials - 0.3%

 5,098,000

 B-/NR

 Cemex Espana Luxembourg, 9.875%, 4/30/19 (144A)

 $

 5,684,270

 3,375,000

 B-/NR

 Cemex SAB de CV, 9.0%, 1/11/18 (144A)

 3,653,438

 4,500,000

 5.31

 B-/NR

 Cemex SAB de CV, Floating Rate Note, 9/30/15 (144A)

 4,556,250

 1,880,000

 BBB/Baa2

 Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)

 2,132,351

 1,680,000

 B-/Caa2

 Texas Industries, Inc., 9.25%, 8/15/20

 1,801,800

 1,750,000

 BBB/NR

 Voto-Votorantim Overseas Trading Operations NV, 6.625%, 9/25/19 (144A)

 2,047,500

 $

 19,875,609

 Metal & Glass Containers - 0.4%

 1,730,000

 B-/B3

 AEP Industries, Inc., 8.25%, 4/15/19

 $

 1,851,100

 EURO

 1,020,000

 B+/Ba3

 Ardagh Glass Finance Plc, 9.25%, 7/1/16 (144A)

 1,453,329

 7,250,000

 CCC+/B3

 Ardagh Packaging Finance Plc, 9.125%, 10/15/20 (144A)

 7,902,500

 EURO

 11,058,000

 CCC+/B3

 Ardagh Packaging Finance Plc, 9.25%, 10/15/20 (144A)

 15,894,450

 $

 27,101,379

 Paper Packaging - 0.1%

 2,925,000

 BB+/B2

 Graphic Packaging International, Inc., 7.875%, 10/1/18

 $

 3,232,125

 EURO

 3,325,000

 BBB-/Baa3

 Mondi Consumer Packaging International AG, 9.75%, 7/15/17 (144A)

 5,068,911

 675,000

 BB-/B1

 Sealed Air Corp., 8.125%, 9/15/19 (144A)

 759,375

 $

 9,060,411

 Aluminum - 0.2%

 5,395,000

 BBB-/Baa3

 Alcoa, Inc., 6.15%, 8/15/20

 $

 5,892,117

 783

 CCC+/B3

 Noranda Aluminum Acquisition Corp., 4.524%, 5/15/15 (PIK)

 736

 5,500,000

 B/B2

 Novelis, Inc. Georgia, 8.375%, 12/15/17

 6,063,750

 $

 11,956,603

 Diversified Metals & Mining - 0.9%

 3,900,000

 BBB-/Baa2

 AngloGold Ashanti Holdings Plc, 5.125%, 8/1/22

 $

 3,952,584

 6,575,000

 BBB-/Baa2

 AngloGold Ashanti Holdings Plc, 5.375%, 4/15/20

 6,785,801

 27,140,000

 BB+/Ba1

 Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20 (144A)

 26,672,161

 11,630,000

 BB-/B1

 KGHM International, Ltd., 7.75%, 6/15/19 (144A)

 12,066,125

 1,615,000

 BBB/Baa2

 Southern Copper Corp., 5.375%, 4/16/20

 1,853,353

 3,635,000

 BB/Ba3

 Vedanta Resources Plc, 8.25%, 6/7/21 (144A)

 4,007,588

 3,940,000

 BB/Ba3

 Vedanta Resources Plc, 9.5%, 7/18/18 (144A)

 4,545,972

 3,335,000

 BBB-/Baa3

 Volcan Cia Minera SAA, 5.375%, 2/2/22 (144A)

 3,685,175

 $

 63,568,759

 Gold - 0.0%

 2,285,000

 BB/Ba3

 Eldorado Gold Corp., 6.125%, 12/15/20 (144A)

 $

 2,324,988

 Precious Metals & Minerals - 0.1%

 3,175,000

 BB-/Ba3

 ALROSA Finance SA, 7.75%, 11/3/20 (144A)

 $

 3,683,000

 3,250,000

 BB-/Ba3

 ALROSA Finance SA, 8.875%, 11/17/14 (144A)

 3,591,250

 $

 7,274,250

 Steel - 1.1%

 3,645,000

 BBB-/Baa3

 Allegheny Technologies, Inc., 9.375%, 6/1/19

 $

 4,637,446

 3,050,000

 BB+/Ba1

 ArcelorMittal, 5.75%, 8/5/20

 3,056,134

 10,250,000

 BB+/Ba1

 ArcelorMittal, 6.0%, 3/1/21

 10,220,613

 5,420,000

 BB+/Ba1

 ArcelorMittal, 6.125%, 6/1/18

 5,493,170

 5,350,000

 BB+/Ba2

 Commercial Metals Co., 7.35%, 8/15/18

 5,804,750

 5,550,000

 B/B3

 Essar Steel Algoma, Inc., 9.375%, 3/15/15 (144A)

 5,022,750

 2,815,000

 CCC/Caa2

 Essar Steel Algoma, Inc., 9.875%, 6/15/15 (144A)

 1,928,275

 8,725,000

 B/Caa1

 Ferrexpo Finance Plc, 7.875%, 4/7/16 (144A)

 8,463,250

 5,200,000

 BBB-/Baa3

 Hyundai Steel Co., 4.625%, 4/21/16 (144A)

 5,575,757

 5,455,000

 NR/B3

 Metinvest BV, 10.25%, 5/20/15 (144A)

 5,618,650

 5,675,000

 NR/B3

 Metinvest BV, 8.75%, 2/14/18 (144A)

 5,518,938

 7,600,000

 BBB/NR

 Samarco Mineracao SA, 4.125%, 11/1/22 (144A)

 7,733,000

 4,738,000

 B/B3

 Severstal Columbus LLC, 10.25%, 2/15/18

 4,986,745

 $

 74,059,478

 Forest Products - 0.0%

 1,650,000

 NR/WR

 Sino-Forest Corp., 6.25%, 10/21/17 (144A) (e)

 $

 231,000

 Paper Products - 0.2%

 2,000,000

 B+/B1

 Appleton Papers, Inc., 10.5%, 6/15/15 (144A)

 $

 2,120,000

 8,625,000

 BBB+/Baa2

 Inversiones CMPC SA, 4.5%, 4/25/22 (144A)

 8,838,503

 2,100,000

 BB/Ba2

 Sappi Papier Holding GmbH, 6.625%, 4/15/21 (144A)

 2,073,750

 $

 13,032,253

 Total Materials

 $

 287,461,251

 Capital Goods - 2.2%

 Aerospace & Defense - 0.0%

 2,600,000

 B/B1

 GeoEye, Inc., 9.625%, 10/1/15

 $

 2,873,000

 Building Products - 0.5%

 3,665,000

 BB+/Ba3

 Building Materials Corp. of America, 6.75%, 5/1/21 (144A)

 $

 4,049,825

 3,438,000

 BBB-/Ba3

 Masco Corp., 5.85%, 3/15/17

 3,741,575

 6,875,000

 BBB-/Ba3

 Masco Corp., 5.95%, 3/15/22

 7,620,882

 14,290,000

 BBB-/Ba3

 Masco Corp., 7.125%, 3/15/20

 16,625,429

 $

 32,037,711

 Construction & Engineering - 0.4%

 10,200,000

 A/A2

 ABB Finance USA, Inc., 4.375%, 5/8/42

 $

 11,072,008

 3,400,000

 BB-/Ba3

 Dycom Investments, Inc., 7.125%, 1/15/21

 3,595,500

 3,400,000

 B+/B1

 Empresas ICA SAB de CV, 8.375%, 7/24/17 (144A)

 3,663,500

 8,675,000

 B+/B1

 Empresas ICA SAB de CV, 8.9%, 2/4/21 (144A)

 9,455,750

 $

 27,786,758

 Electrical Components & Equipment - 0.1%

 3,312,000

 B/B3

 Coleman Cable, Inc., 9.0%, 2/15/18

 $

 3,560,400

 3,100,000

 A/A2

 Thomas & Betts Corp., 5.625%, 11/15/21

 3,819,990

 3,500,000

 B/B3

 WireCo WorldGroup, Inc., 9.5%, 5/15/17

 3,710,000

 $

 11,090,390

 Industrial Conglomerates - 0.2%

 2,900,000

 BB-/Ba2

 Boart Longyear Management Pty, Ltd., 7.0%, 4/1/21 (144A)

 $

 2,943,500

 EURO

 1,260,000

 BB-/Ba3

 Mark IV Europe Lux SCA, 8.875%, 12/15/17 (144A)

 1,783,647

 2,600,000

 CCC+/B3

 Park-Ohio Industries, Inc., 8.125%, 4/1/21

 2,762,500

 4,485,000

 BBB+/Baa2

 Tyco Electronics Group SA, 6.55%, 10/1/17

 5,378,013

 $

 12,867,660

 Construction & Farm Machinery & Heavy Trucks - 0.2%

 3,742,000

 B+/B3

 American Railcar Industries, Inc., 7.5%, 3/1/14

 $

 3,770,065

 1,125,000

 B/B2

 Commercial Vehicle Group, Inc., 7.875%, 4/15/19

 1,113,750

 1,345,000

 A/Baa1

 Cummins, Inc., 6.75%, 2/15/27

 1,670,787

 6,725,000

 CCC+/B3

 Navistar International Corp., 8.25%, 11/1/21

 6,489,625

 840,000

 B+/B1

 Titan International, Inc., 7.875%, 10/1/17

 892,500

 $

 13,936,727

 Industrial Machinery - 0.4%

 1,755,000

 BBB-/Baa3

 Flowserve Corp., 3.5%, 9/15/22

 $

 1,762,569

 3,020,000

 BBB+/Baa1

 Ingersoll-Rand Global Holding Co., Ltd., 9.5%, 4/15/14

 3,342,252

 6,050,000

 B/Caa2

 Liberty Tire Recycling, 11.0%, 10/1/16 (144A)

 5,596,250

 4,335,000

 CCC+/Caa2

 Mueller Water Products, Inc., 7.375%, 6/1/17

 4,475,888

 3,830,000

 BBB-/Baa3

 Valmont Industries, Inc., 6.625%, 4/20/20

 4,509,346

 7,210,000

 B+/NR

 WPE International Cooperatief UA, 10.375%, 9/30/20 (144A)

 6,200,600

 $

 25,886,905

 Trading Companies & Distributors - 0.4%

 3,700,000

 BB+/Ba3

 Aircastle, Ltd., 6.25%, 12/1/19 (144A)

 $

 3,857,250

 2,870,000

 BB+/Ba3

 Aircastle, Ltd., 7.625%, 4/15/20

 3,207,225

 12,603,000

 BB+/NR

 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)

 13,027,721

 6,795,000

 BBB/Baa2

 GATX Corp., 6.0%, 2/15/18

 7,585,551

 $

 27,677,747

 Total Capital Goods

 $

 154,156,898

 Transportation - 0.6%

 Air Freight & Logistics - 0.1%

 4,765,000

 CCC+/Caa2

 CEVA Group Plc, 11.5%, 4/1/18 (144A)

 $

 3,978,775

 355,000

 CCC+/Caa1

 CEVA Group Plc, 11.625%, 10/1/16 (144A)

 364,762

 2,500,000

 B-/B1

 CEVA Group Plc, 8.375%, 12/1/17 (144A)

 2,462,500

 $

 6,806,037

 Airlines - 0.1%

 796,789

 BB/Ba1

 Continental Airlines 1999-1 Class B Pass Through Trust, 6.795%, 8/2/18

 $

 829,616

 2,651,462

 A-/Baa2

 Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19

 2,890,094

 4,965,000

 BB-/NR

 TAM Capital 3, Inc., 8.375%, 6/3/21 (144A)

 5,473,912

 $

 9,193,622

 Trucking - 0.4%

 6,000,000

 NR/Ba3

 Aeropuertos Dominicanos Siglo XXI SA, 9.25%, 11/13/19

 $

 6,347,429

 4,200,000

 BBB-/Baa2

 Asciano Finance, Ltd., 5.0%, 4/7/18 (144A)

 4,538,675

 8,733,455

 NR/Ba2

 Inversiones Alsacia SA, 8.0%, 8/18/18 (144A)

 8,800,092

 1,820,000

 B+/Caa1

 Swift Services Holdings, Inc., 10.0%, 11/15/18

 1,997,450

 2,050,000

 BBB/A3

 Transnet SOC, Ltd., 4.0%, 7/26/22 (144A)

 2,062,812

 $

 23,746,458

 Airport Services - 0.0%

 1,100,000

 B/B2

 Aguila 3 SA, 7.875%, 1/31/18 (144A)

 $

 1,166,000

 Total Transportation

 $

 40,912,117

 Automobiles & Components - 0.1%

 Automobile Manufacturers - 0.1%

 750,000

 B/B2

 Chrysler Group LLC, 8.0%, 6/15/19

 $

 817,500

 3,000,000

 B/B2

 Chrysler Group LLC, 8.25%, 6/15/21

 3,300,000

 1,390,000

 BBB+/Baa1

 Hyundai Motor Manufacturing Czech sro, 4.5%, 4/15/15 (144A)

 1,480,934

 $

 5,598,434

 Total Automobiles & Components

 $

 5,598,434

 Consumer Durables & Apparel - 0.8%

 Homebuilding - 0.4%

 3,400,000

 BB-/B2

 Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)

 $

 3,485,000

 2,150,000

 BB-/Ba3

 Corp GEO SAB de CV, 8.875%, 3/27/22 (144A)

 2,289,750

 4,110,000

 NR/Ba3

 Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A)

 4,418,250

 7,705,000

 NR/Ba3

 Desarrolladora Homex SAB de CV, 9.75%, 3/25/20 (144A)

 8,359,925

 1,500,000

 B/B2

 KB Home, 8.0%, 3/15/20

 1,702,500

 2,244,000

 NR/Ba3

 Urbi Desarrollos Urbanos SAB de CV, 9.5%, 1/21/20 (144A)

 2,120,580

 3,975,000

 NR/Ba3

 Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22 (144A)

 3,766,312

 $

 26,142,317

 Household Appliances - 0.1%

 4,090,000

 BBB-/Baa3

 Whirlpool Corp., 5.5%, 3/1/13

 $

 4,122,851

 Housewares & Specialties - 0.3%

 9,339,000

 BB+/NR

 Controladora Mabe SA de CV, 7.875%, 10/28/19 (144A)

 $

 10,809,892

 4,175,000

 B+/B1

 Reynolds Group Issuer, Inc., 7.125%, 4/15/19

 4,488,125

 5,895,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19

 6,307,650

 2,455,000

 CCC+/B3

 Yankee Candle Co., Inc., 9.75%, 2/15/17

 2,556,293

 $

 24,161,960

 Total Consumer Durables & Apparel

 $

 54,427,128

 Consumer Services - 1.6%

 Casinos & Gaming - 0.7%

 11,865,000

 CCC/Caa2

 Codere Finance Luxembourg SA, 9.25%, 2/15/19 (144A)

 $

 9,017,400

 EURO

 7,530,000

 8.25

 BB/Ba2

 Lottomatica Group S.p.A., Floating Rate Note, 3/31/66 (144A)

 10,420,086

 1,875,000

 NR/WR

 Mashantucket Western Pequot Tribe, 8.5%, 11/15/15 (144A) (e)

 112,500

 EURO

 4,041,000

 CCC+/Caa1

 Peermont Global Pty, Ltd., 7.75%, 4/30/14 (144A)

 5,173,704

 3,250,000

 BB-/B1

 Scientific Games International, Inc., 6.25%, 9/1/20 (144A)

 3,355,625

 4,274,000

 BB-/B1

 Scientific Games International, Inc., 9.25%, 6/15/19

 4,754,825

 1,780,000

 CCC/Caa2

 Shingle Springs Tribal Gaming Authority, 9.375%, 6/15/15 (144A)

 1,735,500

 11,375,000

 BBB-/NR

 Wynn Las Vegas LLC, 5.375%, 3/15/22

 12,085,938

 $

 46,655,578

 Hotels, Resorts & Cruise Lines - 0.1%

 5,585,000

 BBB/Baa2

 Marriott International, Inc. Delaware, 3.25%, 9/15/22

 $

 5,586,653

 Restaurants - 0.1%

 4,000,000

 B/B3

 Burger King Corp., 9.875%, 10/15/18

 $

 4,580,000

 Education Services - 0.6%

 2,300,000

 NR/Aaa

 Amherst College, 3.794%, 11/1/42

 $

 2,190,819

 4,500,000

 NR/Aa2

 Bowdoin College, 4.693%, 7/1/12

 4,242,600

 4,000,000

 AAA/Aaa

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 5,804,480

 3,475,000

 AAA/Aaa

 The Board of Trustees of The Leland Stanford Junior University, 4.75%, 5/1/19

 4,103,662

 7,800,000

 A+/A1

 The George Washington University, 1.827%, 9/15/17

 7,943,754

 14,650,000

 AA-/Aa2

 Tufts University, 5.017%, 4/15/12

 16,737,625

 2,800,000

 AA/Aa1

 University of Southern California, 5.25%, 10/1/11

 3,587,864

 $

 44,610,804

 Specialized Consumer Services - 0.1%

 5,322,000

 BB-/Ba3

 Service Corp International United States, 8.0%, 11/15/21

 $

 6,546,060

 Total Consumer Services

 $

 107,979,095

 Media - 0.9%

 Broadcasting - 0.9%

 6,150,000

 BB-/B1

 CCO Holdings LLC, 6.625%, 1/31/22

 $

 6,718,875

 5,100,000

 BB-/B1

 CCO Holdings LLC, 7.25%, 10/30/17

 5,559,000

 3,700,000

 BB-/B1

 CCO Holdings LLC, 7.375%, 6/1/20

 4,107,000

 3,390,000

 BBB+/Baa1

 Grupo Televisa SAB, 6.0%, 5/15/18

 4,001,726

 5,928,535

 CCC+/Caa3

 Intelsat Luxembourg SA, 11.5%, 2/4/17

 6,299,068

 7,100,000

 CCC+/Caa3

 Intelsat Luxembourg SA, 11.5%, 2/4/17 (144A) (PIK)

 7,543,750

 6,400,000

 NR/Baa3

 Myriad International Holding BV, 6.375%, 7/28/17 (144A)

 7,216,000

 3,000,000

 B+/B1

 Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)

 3,052,500

 EURO

 7,260,000

 B+/B1

 Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)

 9,726,211

 4,125,000

 B-/B3

 Telesat Canada, 12.5%, 11/1/17

 4,527,188

 $

 58,751,318

 Cable & Satellite - 0.0%

 1,100,000

 BBB/Baa2

 Time Warner Cable, Inc., 8.25%, 4/1/19

 $

 1,463,811

 640,000

 BBB/Baa2

 Time Warner Cable, Inc., 8.75%, 2/14/19

 863,462

 $

 2,327,273

 Total Media

 $

 61,078,591

 Retailing - 0.1%

 Internet Retail - 0.1%

 9,735,000

 BBB-/Ba1

 Expedia, Inc., 5.95%, 8/15/20

 $

 10,831,180

 Total Retailing

 $

 10,831,180

 Food & Staples Retailing - 0.1%

 Drug Retail - 0.1%

 5,749,277

 BBB+/Baa2

 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)

 $

 6,778,973

 1,093,606

 BBB+/Baa2

 CVS Pass-Through Trust, 6.036%, 12/10/28

 1,278,721

 $

 8,057,694

 Total Food & Staples Retailing

 $

 8,057,694

 Food, Beverage & Tobacco - 1.4%

 Brewers - 0.1%

 4,255,000

 A/A3

 Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19

 $

 5,683,042

 Soft Drinks - 0.2%

 10,260,000

 BB/NR

 Ajecorp BV, 6.5%, 5/14/22 (144A)

 $

 11,080,800

 2,770,000

 BB/Ba2

 Central American Bottling Corp., 6.75%, 2/9/22 (144A)

 3,012,375

 $

 14,093,175

 Agricultural Products - 0.2%

 12,670,000

 BBB-/Baa2

 Viterra, Inc., 5.95%, 8/1/20 (144A)

 $

 13,716,352

 Packaged Foods & Meats - 0.8%

 750,000

 BB/B1

 Bertin SA, 10.25%, 10/5/16 (144A)

 $

 821,250

 8,010,000

 BBB-/Baa3

 BRF - Brasil Foods SA, 5.875%, 6/6/22 (144A)

 8,831,025

 8,000,000

 B+/B1

 CFG Investment SAC, 9.75%, 7/30/19 (144A)

 6,040,000

 1,038,898

 NR/NR

 Independencia International, Ltd., 12.0%, 12/30/16 (144A) (e)

 2,597

 7,713,000

 BB/B1

 JBS Finance II, Ltd., 8.25%, 1/29/18 (144A)

 8,175,780

 4,650,000

 BB/B1

 JBS USA LLC, 8.25%, 2/1/20 (144A)

 4,929,000

 3,500,000

 B+/B2

 Marfrig Holding Europe BV, 8.375%, 5/9/18 (144A)

 2,983,750

 6,750,000

 B+/B2

 Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)

 5,821,875

 5,000,000

 B+/B2

 Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)

 5,987,500

 5,538,000

 B+/B2

 Minerva Overseas II, Ltd., 10.875%, 11/15/19 (144A)

 6,382,157

 3,305,000

 BBB-/Baa2

 Mondelez International, Inc., 6.5%, 2/9/40

 4,439,775

 $

 54,414,709

 Tobacco - 0.1%

 10,125,000

 B-/B3

 Alliance One International, Inc., 10.0%, 7/15/16

 $

 10,656,562

 Total Food, Beverage & Tobacco

 $

 98,563,840

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 2,100,000

 BB-/Ba3

 Hypermarcas SA, 6.5%, 4/20/21 (144A)

 $

 2,273,250

 2,375,000

 CCC+/Caa1

 Monitronics International, Inc., 9.125%, 4/1/20

 2,446,250

 $

 4,719,500

 Total Household & Personal Products

 $

 4,719,500

 Health Care Equipment & Services - 0.7%

 Health Care Services - 0.2%

 11,300,000

 AA-/Aa3

 Catholic Health Initiatives, 4.35%, 11/1/42

 $

 11,524,079

 5,413,000

 CCC/Caa2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 5,115,285

 $

 16,639,364

 Health Care Facilities - 0.3%

 4,000,000

 BB/Ba3

 HCA, Inc., 6.5%, 2/15/20

 $

 4,500,000

 1,430,000

 BB/Ba3

 HCA, Inc., 8.5%, 4/15/19

 1,594,450

 12,480,000

 B-/B3

 Vanguard Health Holding Co. II LLC, 7.75%, 2/1/19 (144A)

 12,916,800

 $

 19,011,250

 Managed Health Care - 0.2%

 6,700,000

 A-/Baa2

 AMERIGROUP Corp., 7.5%, 11/15/19

 $

 8,040,000

 1,820,000

 A-/Baa2

 WellPoint, Inc., 3.3%, 1/15/23

 1,867,329

 $

 9,907,329

 Total Health Care Equipment & Services

 $

 45,557,943

 Pharmaceuticals, Biotechnology & Life Sciences - 0.1%

 Biotechnology - 0.1%

 5,610,000

 BB-/B3

 Warner Chilcott Co. LLC, 7.75%, 9/15/18

 $

 5,974,650

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 5,974,650

 Banks - 6.3%

 Diversified Banks - 4.2%

 NOK

 70,000,000

 AAA/Aaa

 Asian Development Bank, 3.375%, 5/20/14

 $

 12,874,537

 5,250,000

 BBB/NR

 Banco Continental SA via Continental Senior Trustees II Cayman, Ltd., 5.75%, 1/18/17 (144A)

 5,748,750

 6,400,000

 7.38

 BB+/NR

 Banco Continental SA via Continental Trustees Cayman, Ltd., Floating Rate Note, 10/7/40 (144A)

 6,966,106

 1,753,000

 9.75

 BB+/NR

 Banco de Credito del Peru Panama, Floating Rate Note, 11/6/69 (144A)

 2,143,042

 10,155,000

 6.88

 NR/Baa3

 Banco de Credito del Peru Panama, Floating Rate Note, 9/16/26 (144A)

 11,627,475

 3,650,000

 NR/Ba1

 Banco do Estado do Rio Grande do Sul SA, 7.375%, 2/2/22 (144A)

 3,996,750

 8,000,000

 NR/Ba2

 Banco GNB Sudameris SA, 7.5%, 7/30/22 (144A)

 8,669,436

 4,440,000

 NR/Baa2

 Bancolombia SA, 5.95%, 6/3/21

 5,128,200

 23,300,000

 NR/A3

 BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)

 25,863,000

 TRY

 29,560,000

 AA-/Aa2

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3/3/15

 14,641,544

 EURO

 5,150,000

 NR/Aaa

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 6.875%, 3/19/20

 7,557,274

 4,150,000

 8.38

 BBB-/Ba2

 Credit Agricole SA, Floating Rate Note, 10/29/49 (Perpetual) (144A)

 4,399,000

 1,900,000

 A+/Aa3

 Export-Import Bank of Korea, 5.875%, 1/14/15

 2,077,608

 11,000,000

 A/A2

 HSBC Bank Plc, 7.65%, 5/1/25

 14,267,286

 2,770,000

 A/Aa3

 Industrial Bank of Korea, 7.125%, 4/23/14 (144A)

 2,979,977

 NOK

 167,500,000

 AAA/Aaa

 International Bank for Reconstruction & Development, 3.25%, 4/14/14

 30,741,630

 BRL

 37,250,000

 AAA/Aaa

 International Finance Corp. United States, 5.0%, 12/21/15

 17,756,712

 11,625,000

 BBB+/Baa2

 Intesa Sanpaolo S.p.A., 3.625%, 8/12/15 (144A)

 11,631,859

 3,925,000

 BBB+/Baa2

 Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)

 4,135,792

 7,915,000

 2.71

 BBB+/Baa2

 Intesa Sanpaolo S.p.A., Floating Rate Note, 2/24/14 (144A)

 7,906,151

 3,275,000

 BBB/A3

 Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)

 3,619,988

 17,800,000

 A/Baa1

 Nordea Bank AB, 4.25%, 9/21/22 (144A)

 18,333,858

 13,825,000

 6.38

 A-/A2

 Northgroup Preferred Capital Corp., Floating Rate Note, 1/29/49 (Perpetual) (144A)

 14,026,430

 3,489,474

 3.06

 A/NR

 SBP DPR Finance Co., Floating Rate Note, 3/15/17 (144A)

 3,476,899

 11,075,000

 4.50

 NR/Baa2

 Scotiabank Peru SA, Floating Rate Note, 12/13/27 (144A)

 11,047,312

 6,900,000

 A+/A2

 Standard Chartered Plc, 3.85%, 4/27/15 (144A)

 7,276,809

 5,100,000

 NR/Ba2

 Turkiye Is Bankasi, 6.0%, 10/24/22 (144A)

 5,374,125

 7,800,000

 NR/Baa1

 VTB Bank OJSC Via VTB Capital SA, 6.0%, 4/12/17 (144A)

 8,431,800

 15,600,000

 BBB-/Baa2

 VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22 (144A)

 16,770,000

 $

 289,469,350

 Regional Banks - 1.7%

 1,180,000

 A-/A2

 American Express Bank FSB, 5.5%, 4/16/13

 $

 1,197,069

 6,843,000

 NR/Baa3

 Banco Internacional del Peru SAA, 5.75%, 10/7/20 (144A)

 7,475,978

 10,765,000

 BB+/Baa3

 Capital One Capital VI, 8.875%, 5/15/40

 10,765,000

 1,500,000

 A-/NR

 CoBank ACB, 7.875%, 4/16/18 (144A)

 1,905,867

 2,850,000

 A/A1

 Mellon Funding Corp., 5.5%, 11/15/18

 3,346,732

 1,809,000

 A-/A3

 PNC Bank NA, 6.0%, 12/7/17

 2,177,461

 15,455,000

 8.25

 BBB/Baa3

 PNC Financial Services Group, Inc., Floating Rate Note, 5/29/49 (Perpetual)

 15,725,462

 17,335,000

 6.75

 BBB/Baa3

 PNC Financial Services Group, Inc., Floating Rate Note, 7/29/49 (Perpetual)

 19,688,053

 4,600,000

 8.70

 BBB/Baa3

 PNC Preferred Funding Trust III, Floating Rate Note, 3/29/49 (Perpetual) (144A)

 4,637,168

 15,896,000

 BBB-/Baa2

 Sovereign Bank, 8.75%, 5/30/18

 18,717,206

 4,325,000

 BBB/Baa1

 SunTrust Banks, Inc., 3.5%, 1/20/17

 4,644,717

 22,275,000

 BBB-/NR

 UBS AG, 7.625%, 8/17/22

 24,603,562

 2,195,000

 A+/A1

 Wachovia Bank NA, 6.0%, 11/15/17

 2,632,191

 660,000

 5.57

 BBB+/Baa3

 Wachovia Capital Trust III, Floating Rate Note, 3/29/49 (Perpetual)

 656,700

 $

 118,173,166

 Thrifts & Mortgage Finance - 0.4%

 12,500,000

 BB-/Ba2

 Alfa Bank OJSC Via Alfa Bond Issuance Plc, 7.5%, 9/26/19 (144A)

 $

 13,193,500

 1,550,000

 BB+/Ba1

 Alfa Bank OJSC Via Alfa Bond Issuance Plc, 7.875%, 9/25/17 (144A)

 1,728,250

 10,075,000

 BBB-/Baa2

 Astoria Financial Corp., 5.0%, 6/19/17

 10,706,289

 1,970,000

 BBB/Baa2

 Santander Holdings USA, Inc. Pennsylvania, 3.0%, 9/24/15

 2,006,128

 $

 27,634,167

 Total Banks

 $

 435,276,683

 Diversified Financials - 6.5%

 Other Diversified Financial Services - 2.6%

 9,255,000

 BBB+/Baa2

 Alterra Finance LLC, 6.25%, 9/30/20

 $

 10,693,606

 EURO

 900,000

 10.48

 B-/NR

 ATLAS VI Capital, Ltd., Floating Rate Note, 4/7/14 (Cat Bond) (144A)

 1,218,796

 9,275,000

 6.50

 BB+/NR

 Caelus Re II, Ltd., Floating Rate Note, 5/24/13 (Cat Bond) (144A)

 9,358,475

 8,800,000

 5.95

 BB/NR

 Citigroup, Inc., Floating Rate Note, 12/29/49 (Perpetual)

 8,910,000

 900,000

 9.00

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 914,400

 3,150,000

 10.25

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 3,198,195

 850,000

 9.00

 BB/NR

 East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)

 911,710

 500,000

 6.73

 BB-/NR

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 8/4/14 (Cat Bond) (144A)

 504,000

 5,300,000

 5.00

 BB+/NR

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 8/7/15 (Cat Bond) (144A)

 5,401,760

 18,600,000

 7.12

 AA-/Baa1

 General Electric Capital Corp., Floating Rate Note, 12/15/49 (Perpetual)

 21,023,394

 3,570,000

 BBB+/Baa1

 Hyundai Capital Services, Inc., 3.5%, 9/13/17 (144A)

 3,769,956

 2,550,000

 BBB+/Baa1

 Hyundai Capital Services, Inc., 4.375%, 7/27/16 (144A)

 2,742,308

 3,200,000

 8.35

 BB-/NR

 Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)

 3,284,480

 400,000

 13.50

 B-/NR

 Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)

 396,480

 4,750,000

 6.20

 BB-/NR

 Ibis Re, Ltd., Floating Rate Note, 5/3/13 (Cat Bond) (144A)

 4,799,875

 975,000

 9.25

 B/NR

 Ibis Re, Ltd., Floating Rate Note, 5/3/13 (Cat Bond) (144A)

 994,988

 TRY

 7,900,000

 A/A2

 JPMorgan Chase & Co., 10/4/17 (144A)

 3,141,759

 22,762,000

 7.90

 BBB/Ba1

 JPMorgan Chase & Co., Floating Rate Note, 4/29/49 (Perpetual)

 25,789,574

 7,250,000

 6.00

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 7,252,900

 4,700,000

 7.25

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 4,723,500

 4,700,000

 6.25

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 5/17/13 (Cat Bond) (144A)

 4,730,550

 5,750,000

 8.25

 BB-/NR

 Lodestone Re, Ltd., Floating Rate Note, 5/17/13 (Cat Bond) (144A)

 5,817,275

 4,200,000

 BB/NR

 Magnesita Finance, Ltd., 8.625%, 4/29/49 (Perpetual) (144A)

 4,420,953

 4,200,000

 7.50

 BB-/NR

 Queen Street II Capital, Ltd., Floating Rate Note, 4/9/14 (Cat Bond) (144A)

 4,222,260

 2,750,000

 7.50

 BB-/NR

 Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 2,742,025

 2,150,000

 8.50

 B+/NR

 Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 2,180,315

 5,050,000

 6.25

 BB/NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (Cat Bond) (144A)

 5,108,075

 2,950,000

 8.90

 BB-/NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (Cat Bond) (144A)

 3,011,065

 6,100,000

 0.00

 BB/NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (Cat Bond) (144A)

 6,181,740

 3,500,000

 9.00

 BB-/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 3,644,900

 3,800,000

 NR/NR

 Sector Re V, Ltd., 12/1/17 (Cat Bond) (144A)

 3,821,280

 5,351,000

 7.70

 BBB/NR

 Tiers Trust, Floating Rate Note, 10/15/97 (144A)

 3,160,610

 3,850,000

 3.12

 BBB-/NR

 Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)

 3,864,245

 5,500,000

 3.82

 BB+/NR

 Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)

 5,519,800

 $

 177,455,249

 Multi-Sector Holdings - 0.3%

 4,710,000

 BBB-/NR

 Gruposura Finance, 5.7%, 5/18/21 (144A)

 $

 5,286,975

 11,820,000

 AA/Aa3

 IPIC GMTN, Ltd., 5.5%, 3/1/22 (144A)

 13,932,825

 $

 19,219,800

 Specialized Finance - 0.7%

 4,730,000

 BB/Ba3

 Ausdrill Finance Pty, Ltd., 6.875%, 11/1/19 (144A)

 $

 4,682,700

 10,130,000

 BBB-/Baa3

 Banque PSA Finance SA, 5.75%, 4/4/21 (144A)

 9,961,437

 6,180,000

 BBB+/Baa1

 BM&FBovespa SA, 5.5%, 7/16/20 (144A)

 6,983,400

 18,665,000

 BBB-/WR

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 19,135,899

 3,670,000

 BBB/NR

 Corp Financiera de Desarrollo SA, 4.75%, 2/8/22 (144A)

 4,027,825

 2,850,000

 5.25

 BB+/NR

 Kibou, Ltd., Floating Rate Note, 2/16/15 (Cat Bond) (144A)

 2,913,555

 $

 47,704,816

 Consumer Finance - 0.2%

 2,030,000

 BBB/Baa1

 Capital One Bank USA NA, 8.8%, 7/15/19

 $

 2,748,817

 200,000

 A/A2

 Caterpillar Financial Services Corp., 7.05%, 10/1/18

 257,355

 1,240,000

 BBB+/Baa1

 Hyundai Capital America, 3.75%, 4/6/16 (144A)

 1,308,656

 1,200,000

 BBB+/Baa1

 Hyundai Capital America, 4.0%, 6/8/17 (144A)

 1,295,119

 4,559,000

 4.00

 BBB-/Ba1

 SLM Corp., Floating Rate Note, 7/25/14

 4,605,775

 5,195,000

 CCC/Caa1

 Springleaf Finance Corp., 6.9%, 12/15/17

 4,649,525

 $

 14,865,247

 Asset Management & Custody Banks - 0.4%

 8,324,000

 7.52

 BBB+/Baa2

 Ameriprise Financial, Inc., Floating Rate Note, 6/1/66

 $

 9,114,780

 5,200,000

 A/NR

 Blackstone Holdings Finance Co LLC, 4.75%, 2/15/23 (144A)

 5,527,896

 5,650,000

 NR/B1

 Intercorp Retail Trust, 8.875%, 11/14/18 (144A)

 6,426,875

 4,430,000

 BBB-/Baa3

 Janus Capital Group, Inc., 6.7%, 6/15/17

 5,063,118

 4,350,000

 BB+/Ba1

 Neuberger Berman Group LLC, 5.625%, 3/15/20 (144A)

 4,556,625

 $

 30,689,294

 Investment Banking & Brokerage - 2.3%

 25,490,000

 4.00

 BB+/Ba2

 Goldman Sachs Capital II, Floating Rate Note, 6/1/43

 $

 19,909,729

 7,115,000

 BBB/Baa3

 Jefferies Group, Inc., 5.125%, 4/13/18

 7,470,750

 11,745,000

 BBB/Baa3

 Jefferies Group, Inc., 6.875%, 4/15/21

 13,154,400

 1,425,000

 BBB/Baa3

 Jefferies Group, Inc., 8.5%, 7/15/19

 1,702,875

 5,825,000

 BBB/A3

 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)

 6,303,168

 7,750,000

 BBB/A3

 Macquarie Group, Ltd., 6.25%, 1/14/21 (144A)

 8,590,332

 5,350,000

 BBB/A3

 Macquarie Group, Ltd., 7.625%, 8/13/19 (144A)

 6,301,460

 932,000

 A-/Baa2

 Merrill Lynch & Co., Inc., 5.0%, 2/3/14

 969,883

 3,820,000

 A-/Baa2

 Merrill Lynch & Co., Inc., 5.45%, 2/5/13

 3,836,583

 17,800,000

 BBB+/Baa3

 Merrill Lynch & Co., Inc., 7.75%, 5/14/38

 23,170,242

 4,400,000

 BBB+/Baa2

 Morgan Stanley, 4.875%, 11/1/22

 4,555,734

 5,900,000

 A-/Baa1

 Morgan Stanley, 5.5%, 1/26/20

 6,618,579

 11,000,000

 A-/Baa1

 Morgan Stanley, 5.5%, 7/28/21

 12,489,114

 7,630,000

 A-/Baa1

 Morgan Stanley, 6.625%, 4/1/18

 8,992,527

 1,000,000

 4.75

 B+/NR

 Queen Street III Capital, Ltd., Floating Rate Note, 7/28/14 (Cat Bond) (144A)

 1,006,100

 9,000,000

 BBB/Baa2

 Raymond James Financial, Inc., 4.25%, 4/15/16

 9,462,411

 14,008,000

 NR/Baa3

 Scottrade Financial Services, Inc., 6.125%, 7/11/21 (144A)

 14,409,049

 8,500,000

 5.16

 NR/NR

 UBS AG, Floating Rate Note, 1/15/14 (144A)

 8,491,500

 $

 157,434,436

 Total Diversified Financials

 $

 447,368,842

 Insurance - 5.6%

 Insurance Brokers - 0.2%

 600,000

 CCC+/Caa2

 Hub International, Ltd., 8.125%, 10/15/18 (144A)

 $

 615,000

 6,715,000

 BBB-/Baa3

 Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144A)

 7,437,735

 GBP

 2,125,000

 NR/Ba3

 Towergate Finance Plc, 8.5%, 2/15/18 (144A)

 3,572,995

 $

 11,625,730

 Life & Health Insurance - 1.4%

 9,970,000

 BBB/Baa2

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 $

 12,194,835

 3,200,000

 BBB-/Baa3

 Forethought Financial Group, Inc., 8.625%, 4/15/21 (144A)

 3,870,557

 2,565,000

 A-/Baa2

 Lincoln National Corp., 8.75%, 7/1/19

 3,430,164

 11,729,000

 6.05

 BBB/Ba1

 Lincoln National Corp., Floating Rate Note, 4/20/67

 11,685,016

 7,202,000

 BBB/Baa2

 MetLife, Inc., 10.75%, 8/1/39

 10,875,020

 7,630,000

 A-/Baa2

 Protective Life Corp., 7.375%, 10/15/19

 9,274,479

 4,000,000

 A/Baa2

 Prudential Financial, Inc., 2.75%, 1/14/13

 4,003,772

 1,770,000

 A/Baa2

 Prudential Financial, Inc., 5.1%, 9/20/14

 1,894,523

 755,000

 A/Baa2

 Prudential Financial, Inc., 6.2%, 1/15/15

 833,808

 5,899,000

 8.88

 BBB+/Baa3

 Prudential Financial, Inc., Floating Rate Note, 6/15/38

 7,167,285

 11,200,000

 5.62

 BBB+/Baa3

 Prudential Financial, Inc., Floating Rate Note, 6/15/43

 11,606,560

 7,490,000

 5.88

 BBB+/Baa3

 Prudential Financial, Inc., Floating Rate Note, 9/15/42

 7,864,500

 2,600,000

 A/Baa1

 Torchmark Corp., 3.8%, 9/15/22

 2,664,464

 3,400,000

 BBB/Baa2

 Unum Group, 5.625%, 9/15/20

 3,884,772

 4,700,000

 BBB/Baa2

 Unum Group, 5.75%, 8/15/42

 5,047,918

 $

 96,297,673

 Multi-line Insurance - 0.9%

 6,250,000

 6.46

 BBB-/Baa1

 AXA SA, Floating Rate Note, 12/29/49 (Perpetual) (144A)

 $

 6,125,000

 12,540,000

 BBB-/Baa3

 Genworth Financial, Inc., 7.2%, 2/15/21

 13,543,200

 10,430,000

 BBB-/Baa3

 Genworth Financial, Inc., 7.625%, 9/24/21

 11,510,225

 6,970,000

 BBB-/Baa2

 Liberty Mutual Group, Inc., 5.0%, 6/1/21 (144A)

 7,491,258

 1,560,000

 BBB-/Baa2

 Liberty Mutual Group, Inc., 7.3%, 6/15/14 (144A)

 1,674,974

 10,468,000

 7.00

 BB/Baa3

 Liberty Mutual Group, Inc., Floating Rate Note, 3/15/37 (144A)

 10,402,575

 8,650,000

 BBB/Baa2

 Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)

 8,842,705

 1,000,000

 A/A2

 Metropolitan Life Insurance Co., 7.7%, 11/1/15 (144A)

 1,163,393

 $

 60,753,330

 Property & Casualty Insurance - 1.2%

 12,200,000

 BBB-/Baa2

 OneBeacon US Holdings, Inc., 4.6%, 11/9/22

 $

 12,544,089

 6,200,000

 BBB/Baa3

 Sirius International Group, Ltd., 6.375%, 3/20/17 (144A)

 6,771,392

 12,255,000

 7.51

 BB+/Ba2

 Sirius International Group, Ltd., Floating Rate Note, 5/29/49 (Perpetual) (144A)

 12,646,915

 500,000

 A-/A3

 The Allstate Corp., 6.75%, 5/15/18

 625,301

 12,600,000

 BBB-/Baa3

 The Hanover Insurance Group, Inc., 6.375%, 6/15/21

 14,126,540

 6,217,000

 BBB-/Baa3

 The Hanover Insurance Group, Inc., 7.5%, 3/1/20

 7,370,055

 7,171,000

 BBB-/Baa3

 The Hanover Insurance Group, Inc., 7.625%, 10/15/25

 8,896,952

 21,635,000

 6.50

 BBB-/Ba1

 XL Group Plc, Floating Rate Note, 12/29/49 (Perpetual)

 20,228,725

 $

 83,209,969

 Reinsurance - 1.9%

 1,400,000

 8.13

 BB-/NR

 Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (144A)

 $

 1,384,320

 400,000

 6.30

 BB+/NR

 Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)

 411,240

 1,200,000

 9.25

 BB/NR

 Blue Fin, Ltd., Floating Rate Note, 5/28/13 (Cat Bond) (144A)

 1,211,400

 750,000

 14.00

 B-/NR

 Blue Fin, Ltd., Floating Rate Note, 5/28/13 (Cat Bond) (144A)

 731,250

 3,900,000

 4.50

 NR/Baa1

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 3,992,040

 4,500,000

 5.00

 BB+/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond)

 4,535,100

 4,050,000

 5.75

 BB/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/3/14 (Cat Bond) (144A)

 4,064,985

 250,000

 6.36

 NR/B1

 GlobeCat, Ltd. Series CAQ, Floating Rate Note, 1/2/13 (Cat Bond) (144A)

 249,975

 1,775,000

 9.61

 NR/B3

 GlobeCat, Ltd. Series USW, Floating Rate Note, 1/2/13 (Cat Bond) (144A)

 1,774,822

 5,400,000

 7.00

 BB-/NR

 Johnston Re, Ltd., Floating Rate Note, 5/8/13 (Cat Bond) (144A)

 5,486,400

 1,600,000

 7.75

 BB-/NR

 Lakeside Re II, Ltd., Floating Rate Note, 1/8/13 (Cat Bond) (144A)

 1,598,240

 2,500,000

 6.00

 BB+/NR

 Longpoint Re, Ltd., Floating Rate Note, 6/12/15 (Cat Bond) (144A)

 2,495,000

 11,475,000

 BBB/NR

 Montpelier Re Holdings, Ltd., 4.7%, 10/15/22

 11,739,889

 1,850,000

 9.00

 BB/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 1,884,965

 3,100,000

 12.00

 B/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 3,002,970

 2,600,000

 8.71

 B+/NR

 Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)

 2,596,620

 250,000

 8.72

 NR/Ba3

 Mythen, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 266,000

 3,500,000

 8.22

 NR/Ba3

 Mythen, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 3,659,250

 250,000

 13.75

 NR/NR

 Pelican Re, Ltd., Floating Rate Note, 4/13/15 (Cat Bond) (144A)

 266,525

 11,885,000

 BBB/NR

 Platinum Underwriters Finance, Inc., 7.5%, 6/1/17

 13,313,625

 700,000

 10.35

 B/NR

 Queen Street VI Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 722,470

 2,500,000

 8.60

 B/NR

 Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)

 2,490,000

 8,470,000

 A-/Baa1

 Reinsurance Group of America, Inc., 6.45%, 11/15/19

 9,875,453

 11,925,000

 6.75

 BBB-/Baa3

 Reinsurance Group of America, Inc., Floating Rate Note, 12/15/65

 11,910,094

 3,400,000

 0.00

 BB+/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 3,382,660

 7,100,000

 0.00

 BB/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 7,085,800

 4,500,000

 8.00

 BB/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 4,622,400

 4,600,000

 13.17

 B-/NR

 Successor X, Ltd. Class III-R3, Floating Rate Note, 1/7/14 (Cat Bond) (144A)

 4,652,440

 250,000

 14.92

 B-/NR

 Successor X, Ltd. Class III-S3, Floating Rate Note, 1/7/14 (Cat Bond) (144A)

 251,150

 750,000

 13.00

 NR/NR

 Successor X, Ltd. Class IV-AL3, Floating Rate Note, 2/25/14 (Cat Bond) (144A)

 761,400

 7,490,000

 9.66

 B/NR

 Successor X, Ltd. Class IV-E3, Floating Rate Note, 2/25/14 (Cat Bond) (144A)

 7,522,956

 3,150,000

 11.00

 NR/B2

 Successor X, Ltd., Floating Rate Note, 1/27/15 (Cat Bond) (144A)

 3,236,940

 725,000

 11.25

 B-/NR

 Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)

 718,838

 1,250,000

 9.75

 B-/NR

 Successor X, Ltd., Floating Rate Note, 4/4/13 (Cat Bond) (144A)

 1,252,625

 7,740,000

 BBB+/Baa2

 Validus Holdings, Ltd., 8.875%, 1/26/40

 10,408,528

 $

 133,558,370

 Total Insurance

 $

 385,445,072

 Real Estate - 2.6%

 Diversified REIT's - 0.8%

 15,725,000

 BBB+/Baa1

 Dexus Diversified Trust, 5.6%, 3/15/21 (144A)

 $

 16,903,526

 6,300,000

 BBB/Baa2

 Digital Realty Trust LP, 3.625%, 10/1/22

 6,187,425

 3,610,000

 BBB/Baa2

 Digital Realty Trust LP, 4.5%, 7/15/15

 3,841,062

 3,125,000

 BBB/Baa2

 Digital Realty Trust LP, 5.25%, 3/15/21

 3,458,672

 1,415,000

 BBB/Baa2

 Digital Realty Trust LP, 5.875%, 2/1/20

 1,616,789

 9,250,000

 BBB/Baa2

 Goodman Funding Pty, Ltd., 6.0%, 3/22/22 (144A)

 10,363,996

 12,525,000

 BBB/Baa2

 Goodman Funding Pty, Ltd., 6.375%, 4/15/21 (144A)

 14,229,352

 $

 56,600,822

 Office REIT's - 0.5%

 10,985,000

 BBB-/Baa2

 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22

 $

 11,791,068

 3,840,000

 BBB-/Baa3

 BioMed Realty LP, 4.25%, 7/15/22

 4,005,969

 9,000,000

 BBB-/Baa3

 Highwoods Realty LP, 3.625%, 1/15/23

 8,813,304

 5,010,000

 BBB/Baa2

 Mack-Cali Realty LP, 4.5%, 4/18/22

 5,343,370

 980,000

 BBB/Baa2

 Mack-Cali Realty LP, 7.75%, 8/15/19

 1,214,504

 $

 31,168,215

 Retail REIT's - 0.2%

 3,695,000

 BBB-/Baa3

 DDR Corp., 4.625%, 7/15/22

 $

 4,032,546

 1,261,000

 BBB-/Baa3

 DDR Corp., 4.75%, 4/15/18

 1,397,532

 6,310,000

 BBB-/Baa3

 DDR Corp., 7.5%, 4/1/17

 7,568,744

 $

 12,998,822

 Specialized REIT's - 1.0%

 3,180,000

 BBB-/Baa3

 CubeSmart LP, 4.8%, 7/15/22

 $

 3,453,839

 6,300,000

 BBB-/Baa2

 Health Care Real Estate Investment Trust, Inc., 3.75%, 3/15/23

 6,311,680

 3,150,000

 BBB-/Baa2

 Health Care Real Estate Investment Trust, Inc., 5.25%, 1/15/22

 3,507,673

 600,000

 BBB-/Baa2

 Health Care Real Estate Investment Trust, Inc., 6.125%, 4/15/20

 702,721

 3,305,000

 BBB-/Baa2

 Health Care Real Estate Investment Trust, Inc., 6.2%, 6/1/16

 3,770,327

 3,370,000

 BBB-/Baa3

 Healthcare Realty Trust, Inc., 5.75%, 1/15/21

 3,787,486

 5,450,000

 BBB-/Baa3

 Healthcare Realty Trust, Inc., 6.5%, 1/17/17

 6,231,519

 13,065,000

 BBB-/Baa2

 Hospitality Properties Trust, 5.0%, 8/15/22

 13,822,927

 5,205,000

 BBB-/Baa2

 Hospitality Properties Trust, 7.875%, 8/15/14

 5,556,457

 3,175,000

 BB-/B1

 Sabra Health Care LP, 8.125%, 11/1/18

 3,385,344

 11,328,000

 BBB-/Baa3

 Senior Housing Properties Trust, 6.75%, 4/15/20

 12,889,236

 8,130,000

 BBB/Baa2

 Ventas Realty LP, 4.75%, 6/1/21

 8,890,789

 $

 72,309,998

 Diversified Real Estate Activities - 0.1%

 5,680,000

 A-/A2

 WEA Finance LLC, 7.125%, 4/15/18 (144A)

 $

 6,998,913

 Real Estate Operating Companies - 0.0%

 59,000

 B/B3

 Forest City Enterprises, Inc., 7.625%, 6/1/15

 $

 59,000

 Total Real Estate

 $

 180,135,770

 Software & Services - 0.2%

 Data Processing & Outsourced Services - 0.0%

 1,619,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

 $

 1,619,000

 Application Software - 0.2%

 3,034,000

 CCC-/Caa2

 Allen Systems Group, Inc., 10.5%, 11/15/16 (144A)

 $

 2,245,160

 9,445,000

 BB-/NR

 Nuance Communications, Inc., 2.75%, 11/1/31

 10,253,728

 $

 12,498,888

 Total Software & Services

 $

 14,117,888

 Technology Hardware & Equipment - 0.2%

 Communications Equipment - 0.0%

 2,370,000

 B/B3

 CommScope, Inc., 8.25%, 1/15/19 (144A)

 $

 2,595,150

 Computer Storage & Peripherals - 0.1%

 6,795,000

 BB+/Ba1

 Seagate HDD Cayman, 7.75%, 12/15/18

 $

 7,466,006

 Electronic Equipment Manufacturers - 0.1%

 6,250,000

 BB-/B1

 Viasystems, Inc., 7.875%, 5/1/19 (144A)

 $

 6,125,000

 Total Technology Hardware & Equipment

 $

 16,186,156

 Semiconductors & Semiconductor Equipment - 0.1%

 Semiconductor Equipment - 0.1%

 4,035,000

 BBB/Baa1

 KLA-Tencor Corp., 6.9%, 5/1/18

 $

 4,846,995

 Semiconductors - 0.0%

 CNY

 12,000,000

 BB-/NR

 LDK Solar Co, Ltd., 10.0%, 2/28/14

 $

 1,032,615

 Total Semiconductors & Semiconductor Equipment

 $

 5,879,610

 Telecommunication Services - 2.5%

 Alternative Carriers - 0.2%

 2,810,000

 BB-/WR

 PAETEC Holding Corp., 8.875%, 6/30/17

 $

 3,013,725

 7,500,000

 B+/WR

 PAETEC Holding Corp., 9.875%, 12/1/18

 8,587,500

 $

 11,601,225

 Integrated Telecommunication Services - 1.5%

 3,410,000

 BB/Baa3

 CenturyLink, Inc., 7.6%, 9/15/39

 $

 3,539,587

 5,603,000

 B/B1

 Cincinnati Bell, Inc., 8.25%, 10/15/17

 6,037,232

 10,868,000

 B/B1

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 11,764,610

 7,590,000

 BB/Ba2

 Frontier Communications Corp., 8.5%, 4/15/20

 8,728,500

 10,330,000

 BB/Ba2

 Frontier Communications Corp., 8.75%, 4/15/22

 11,982,800

 1,500,000

 B+/B2

 GCI, Inc., 8.625%, 11/15/19

 1,593,750

 9,350,000

 NR/Ba3

 GTP Acquisition Partners I LLC, 7.628%, 6/15/16 (144A)

 9,856,686

 3,200,000

 NR/NR

 GTP Cellular Sites LLC, 3.721%, 3/15/17 (144A)

 3,276,339

 7,920,000

 NR/A2

 GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)

 8,246,090

 9,080,000

 BBB-/Baa3

 Oi SA, 5.75%, 2/10/22 (144A)

 9,465,900

 1,235,000

 A/A2

 Qtel International Finance, Ltd., 3.375%, 10/14/16 (144A)

 1,291,964

 3,600,000

 A/A2

 Qtel International Finance, Ltd., 6.5%, 6/10/14 (144A)

 3,859,200

 11,029,000

 BBB/Baa2

 Telefonica Emisiones SAU, 6.221%, 7/3/17

 12,269,762

 EURO

 2,625,000

 B+/Ba3

 Telenet Finance III Luxembourg SCA, 6.625%, 2/15/21 (144A)

 3,672,622

 5,000,000

 B/Ba3

 Windstream Corp., 7.75%, 10/15/20

 5,400,000

 1,940,000

 B/Ba3

 Windstream Corp., 8.125%, 9/1/18

 2,119,450

 $

 103,104,492

 Wireless Telecommunication Services - 0.8%

 6,790,000

 NR/A2

 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)

 $

 7,661,585

 3,135,000

 NR/A2

 Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)

 3,776,054

 2,600,000

 NR/B1

 Digicel, Ltd., 7.0%, 2/15/20 (144A)

 2,782,000

 6,400,000

 NR/B1

 Digicel, Ltd., 8.25%, 9/1/17 (144A)

 6,848,000

 4,865,000

 B/B2

 MetroPCS Wireless, Inc., 6.625%, 11/15/20

 5,169,062

 6,500,000

 B/B2

 MetroPCS Wireless, Inc., 7.875%, 9/1/18

 7,036,250

 3,250,000

 NR/NR

 Richland Towers Funding LLC, 7.87%, 3/15/16 (144A)

 3,332,826

 11,800,000

 BB/Ba3

 VimpelCom Holdings BV, 7.504%, 3/1/22 (144A)

 13,525,750

 6,600,000

 NR/NR

 WCP Wireless Site Funding, 6.829%, 11/15/15 (144A)

 7,144,870

 $

 57,276,397

 Total Telecommunication Services

 $

 171,982,114

 Utilities - 2.1%

 Electric Utilities - 0.8%

 4,196,000

 BBB/Baa2

 Commonwealth Edison Co., 6.95%, 7/15/18

 $

 5,151,387

 5,720,000

 NR/Baa3

 Dubai Electricity & Water Authority, 7.375%, 10/21/20 (144A)

 7,035,600

 9,550,000

 NR/Baa3

 Dubai Electricity & Water Authority, 8.5%, 4/22/15 (144A)

 10,791,500

 215,000

 BBB+/Baa2

 Enel Finance International NV, 5.125%, 10/7/19 (144A)

 227,226

 1,133,595

 B/Ba2

 FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)

 986,228

 4,150,000

 BB+/Baa3

 Israel Electric Corp, Ltd., 6.7%, 2/10/17 (144A)

 4,482,000

 2,725,000

 BB+/Baa3

 Israel Electric Corp, Ltd., 7.25%, 1/15/19 (144A)

 2,960,712

 1,330,000

 BB+/Baa3

 Israel Electric Corp, Ltd., 9.375%, 1/28/20 (144A)

 1,584,362

 2,075,000

 6.70

 BB+/Ba1

 PPL Capital Funding, Inc., Floating Rate Note, 3/30/67

 2,194,312

 3,590,000

 BBB-/Baa3

 Public Service Co. of New Mexico, 7.95%, 5/15/18

 4,362,119

 8,600,000

 6.25

 BBB-/Baa2

 Southern California Edison Co., Floating Rate Note, 8/1/49 (Perpetual)

 9,337,106

 5,000,000

 NR/Caa3

 Texas Competitive Electric Holdings Co. LLC, 15.0%, 4/1/21

 1,700,000

 4,125,000

 BBB+/A3

 West Penn Power Co., 5.95%, 12/15/17 (144A)

 4,896,495

 $

 55,709,047

 Gas Utilities - 0.5%

 9,350,000

 NR/Ba2

 AmeriGas Finance LLC, 7.0%, 5/20/22

 $

 10,401,875

 3,200,000

 BBB-/Baa3

 ENN Energy Holdings, Ltd., 6.0%, 5/13/21 (144A)

 3,688,678

 3,575,000

 B-/B2

 Ferrellgas LP, 6.5%, 5/1/21

 3,539,250

 8,000,000

 A-/Baa1

 Mega Advance Investments, Ltd., 5.0%, 5/12/21 (144A)

 8,988,544

 1,965,000

 AA-/Aa3

 Nakilat, Inc., 6.067%, 12/31/33 (144A)

 2,377,650

 3,975,385

 A+/A1

 Nakilat, Inc., 6.267%, 12/31/33 (144A)

 4,885,709

 6,330,000

 B-/B3

 Transportadora de Gas del Sur SA, 7.875%, 5/14/17 (144A)

 5,253,900

 $

 39,135,606

 Multi-Utilities - 0.1%

 3,275,000

 BBB+/Baa1

 New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)

 $

 3,687,470

 3,767,098

 NR/NR

 Ormat Funding Corp., 8.25%, 12/30/20

 3,503,401

 $

 7,190,871

 Independent Power Producers & Energy Traders - 0.7%

 1,255,311

 BBB-/NR

 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)

 $

 1,350,840

 500,000

 6.65

 BB/NR

 East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)

 490,900

 1,000,000

 5.75

 BB+/NR

 East Lane Re, Ltd., Floating Rate Note, 3/14/14 (Cat Bond) (144A)

 996,400

 8,380,000

 NR/Baa3

 Instituto Costarricense de Electricidad, 6.95%, 11/10/21 (144A)

 9,511,300

 8,385,000

 BB-/Ba3

 InterGen NV, 9.0%, 6/30/17 (144A)

 7,504,575

 424,050

 NR/NR

 Juniper Generation LLC, 6.79%, 12/31/14 (144A)

 396,308

 3,775,000

 BBB-/Baa3

 Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)

 3,987,495

 10,945,000

 BB-/B1

 NRG Energy, Inc., 7.625%, 5/15/19

 11,711,150

 2,754,000

 BB+/Ba1

 NSG Holdings LLC, 7.75%, 12/15/25 (144A)

 2,836,620

 2,765,085

 BBB-/Baa3

 Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)

 2,975,757

 4,050,000

 NR/B2

 Star Energy Geothermal Wayang Windu, Ltd., 11.5%, 2/12/15 (144A)

 4,318,110

 $

 46,079,455

 Total Utilities

 $

 148,114,979

 TOTAL CORPORATE BONDS

 (Cost $2,767,539,504)

 $

 2,983,723,047

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.8%

 7,553,610

 AAA/Aaa

 Fannie Mae, 3.5%, 11/1/40

 $

 8,059,661

 2,252,527

 AAA/Aaa

 Fannie Mae, 4.0%, 1/1/42

 2,444,547

 5,574,765

 AAA/Aaa

 Fannie Mae, 4.0%, 1/1/42

 5,983,792

 4,777,197

 AAA/Aaa

 Fannie Mae, 4.0%, 11/1/41

 5,127,706

 2,666,267

 AAA/Aaa

 Fannie Mae, 4.0%, 12/1/41

 2,861,895

 13,382,036

 AAA/Aaa

 Fannie Mae, 4.0%, 12/1/41

 14,363,892

 3,907,961

 AAA/Aaa

 Fannie Mae, 4.0%, 4/1/42

 4,194,693

 6,923,939

 AAA/Aaa

 Fannie Mae, 4.0%, 4/1/42

 7,514,178

 7,425,941

 AAA/Aaa

 Fannie Mae, 4.5%, 1/1/42

 8,061,338

 6,299,199

 AAA/Aaa

 Fannie Mae, 4.5%, 12/1/41

 6,838,188

 607,540

 AAA/Aaa

 Fannie Mae, 4.5%, 3/1/35

 657,246

 1,903,603

 AAA/Aaa

 Fannie Mae, 4.5%, 3/1/41

 2,066,485

 2,441,132

 AAA/Aaa

 Fannie Mae, 4.5%, 3/1/41

 2,650,006

 1,996,607

 AAA/Aaa

 Fannie Mae, 4.5%, 9/1/41

 2,167,446

 878,384

 AAA/Aaa

 Fannie Mae, 5.0%, 2/1/22

 952,104

 47,854

 AAA/Aaa

 Fannie Mae, 5.0%, 4/1/22

 51,870

 336,274

 AAA/Aaa

 Fannie Mae, 5.0%, 6/1/22

 365,443

 75,946

 AAA/Aaa

 Fannie Mae, 5.0%, 6/1/22

 82,320

 6,249,499

 AAA/Aaa

 Fannie Mae, 5.0%, 6/1/40

 6,831,658

 5,707,778

 AAA/Aaa

 Fannie Mae, 5.0%, 7/1/40

 6,211,479

 682,051

 AAA/Aaa

 Fannie Mae, 5.5%, 12/1/35

 745,331

 919,304

 AAA/Aaa

 Fannie Mae, 5.5%, 2/1/23

 1,006,894

 7,120

 AAA/Aaa

 Fannie Mae, 5.5%, 2/1/33

 7,655

 1,090,794

 AAA/Aaa

 Fannie Mae, 5.5%, 3/1/21

 1,181,745

 1,559,212

 AAA/Aaa

 Fannie Mae, 5.5%, 3/1/25

 1,707,772

 219,706

 AAA/Aaa

 Fannie Mae, 5.5%, 3/1/36

 242,610

 347,544

 AAA/Aaa

 Fannie Mae, 5.5%, 4/1/34

 381,961

 421,113

 AAA/Aaa

 Fannie Mae, 5.5%, 4/1/36

 458,078

 93,774

 AAA/Aaa

 Fannie Mae, 5.5%, 5/1/33

 103,060

 77,414

 AAA/Aaa

 Fannie Mae, 5.5%, 6/1/33

 85,080

 201,179

 AAA/Aaa

 Fannie Mae, 5.5%, 7/1/33

 221,101

 29,321

 AAA/Aaa

 Fannie Mae, 6.0%, 1/1/33

 32,752

 200,896

 AAA/Aaa

 Fannie Mae, 6.0%, 1/1/34

 224,401

 7,088

 AAA/Aaa

 Fannie Mae, 6.0%, 10/1/32

 7,918

 18,734

 AAA/Aaa

 Fannie Mae, 6.0%, 11/1/32

 20,929

 227,150

 AAA/Aaa

 Fannie Mae, 6.0%, 12/1/32

 253,727

 231,480

 AAA/Aaa

 Fannie Mae, 6.0%, 12/1/33

 258,562

 1,217,347

 AAA/Aaa

 Fannie Mae, 6.0%, 12/1/37

 1,332,764

 3,843

 AAA/Aaa

 Fannie Mae, 6.0%, 3/1/32

 4,304

 16,939

 AAA/Aaa

 Fannie Mae, 6.0%, 3/1/33

 18,920

 25,403

 AAA/Aaa

 Fannie Mae, 6.0%, 3/1/33

 28,376

 1,297,475

 AAA/Aaa

 Fannie Mae, 6.0%, 4/1/38

 1,417,651

 239,062

 AAA/Aaa

 Fannie Mae, 6.0%, 5/1/33

 269,347

 887,268

 AAA/Aaa

 Fannie Mae, 6.0%, 6/1/37

 971,391

 93,988

 AAA/Aaa

 Fannie Mae, 6.0%, 7/1/17

 101,092

 458,361

 AAA/Aaa

 Fannie Mae, 6.0%, 7/1/38

 500,816

 23,438

 AAA/Aaa

 Fannie Mae, 6.5%, 10/1/32

 27,733

 8,898

 AAA/Aaa

 Fannie Mae, 6.5%, 11/1/32

 10,139

 246,667

 AAA/Aaa

 Fannie Mae, 6.5%, 12/1/21

 274,640

 2,287

 AAA/Aaa

 Fannie Mae, 6.5%, 2/1/32

 2,613

 8,283

 AAA/Aaa

 Fannie Mae, 6.5%, 3/1/32

 9,800

 781

 AAA/Aaa

 Fannie Mae, 6.5%, 4/1/29

 920

 5,742

 AAA/Aaa

 Fannie Mae, 6.5%, 5/1/31

 6,785

 373

 AAA/Aaa

 Fannie Mae, 6.5%, 6/1/31

 423

 2,933

 AAA/Aaa

 Fannie Mae, 6.5%, 7/1/31

 3,460

 6,239

 AAA/Aaa

 Fannie Mae, 6.5%, 8/1/32

 7,039

 286

 AAA/Aaa

 Fannie Mae, 7.0%, 12/1/30

 342

 703

 AAA/Aaa

 Fannie Mae, 7.0%, 2/1/29

 840

 2,416

 AAA/Aaa

 Fannie Mae, 7.0%, 5/1/28

 2,889

 2,559

 AAA/Aaa

 Fannie Mae, 7.0%, 7/1/31

 3,057

 1,568

 AAA/Aaa

 Fannie Mae, 7.5%, 1/1/28

 1,871

 5,109,425

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 3.5%, 10/1/40

 5,437,558

 1,225,315

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 10/1/35

 1,317,173

 154,409

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/34

 166,925

 18,768,688

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/39

 20,559,889

 1,007,870

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 12/1/21

 1,084,820

 919,330

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 12/1/34

 993,852

 728,741

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 4/1/23

 781,532

 153,486

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 5/1/34

 165,927

 647,495

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 7/1/35

 699,172

 2,182,843

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 2,348,871

 1,097,745

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 1,181,240

 16,767

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 10/1/16

 17,917

 119,655

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/33

 133,057

 151,095

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/34

 168,018

 299,213

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/36

 326,085

 849,552

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/37

 924,523

 20,015

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 22,257

 54,964

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 61,128

 384,199

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/17

 417,147

 514,502

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/35

 563,443

 382,425

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/34

 420,714

 96,759

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/33

 110,210

 2,524

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 9/1/32

 2,914

 492,148

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 10/15/33

 541,845

 85,432

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 12/15/34

 93,899

 376,378

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 4/15/35

 412,855

 164,074

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 4/15/35

 179,975

 13,657,807

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 8/15/41

 14,955,882

 519,431

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 9/15/33

 571,883

 315,515

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 10/15/18

 345,745

 56,778

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 10/15/18

 62,253

 97,488

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 11/15/16

 106,738

 1,330,548

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 9/15/33

 1,464,907

 1,024,148

 AAA/Aaa

 Government National Mortgage Association I, 5.125%, 10/15/38

 1,117,325

 444,488

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 1/15/34

 495,749

 391,702

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 1/15/35

 431,807

 72,359

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/19

 78,280

 639,776

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/19

 692,134

 511,301

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/34

 564,131

 2,161

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 12/15/18

 2,337

 461,490

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 12/15/35

 508,740

 1,196,021

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 2/15/35

 1,318,477

 408,408

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 2/15/35

 450,223

 40

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 2/15/37

 45

 40,791

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 3/15/17

 44,091

 422,917

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 3/15/37

 464,103

 523,842

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 3/15/37

 574,857

 1,165,099

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 3/15/37

 1,278,564

 9,171

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 4/15/33

 10,139

 507,020

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 4/15/34

 560,104

 329,235

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 6/15/35

 362,945

 189,584

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 7/15/33

 209,587

 768,191

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 7/15/34

 851,492

 137,650

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/19

 149,733

 403,150

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 9/15/19

 437,151

 531,934

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 9/15/19

 577,628

 155,404

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 9/15/19

 169,365

 858,123

 AAA/Aaa

 Government National Mortgage Association I, 5.75%, 10/15/38

 941,692

 175,715

 AAA/Aaa

 Government National Mortgage Association I, 5.75%, 10/15/38

 192,827

 40,283

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/14

 41,939

 129,489

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/17

 141,196

 52,957

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/33

 59,581

 247,009

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/33

 277,908

 111,051

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/34

 124,491

 289,576

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/33

 324,533

 875,359

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/37

 977,200

 40,034

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/16

 43,509

 3,393

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/18

 3,713

 466,525

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/33

 526,925

 3,859

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/13

 3,916

 173,234

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/33

 195,662

 190,450

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/33

 214,274

 139,939

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 158,603

 18,192

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 20,468

 16,351

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 18,396

 104,922

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 118,506

 1,328

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/13

 1,347

 25,479

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/14

 26,526

 4,133

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 5/15/16

 4,492

 327,354

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 5/15/33

 368,303

 74,133

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 5/15/33

 84,020

 693,524

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 5/15/33

 782,402

 487

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 6/15/13

 495

 295,201

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 6/15/17

 321,890

 106,943

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 6/15/17

 115,599

 131,249

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 6/15/33

 149,705

 413,907

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 6/15/33

 467,495

 976

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 7/15/14

 1,016

 335,952

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 7/15/17

 366,326

 281,817

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 7/15/17

 307,296

 306,595

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 7/15/33

 346,059

 150,368

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 7/15/33

 169,178

 2,019,028

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 7/15/38

 2,253,926

 687

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/16

 746

 360,807

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/32

 406,117

 92,159

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/19

 100,772

 206,736

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/33

 232,209

 100,268

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/33

 112,810

 13,124

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/29

 15,186

 14,285

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/31

 16,934

 6,335

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/31

 7,511

 17,465

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/32

 20,752

 17,966

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 11/15/31

 21,299

 49,575

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 11/15/31

 58,772

 113,589

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 11/15/32

 134,343

 660

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 12/15/31

 771

 8,783

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/32

 10,435

 4,325

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/32

 5,139

 3,643

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/29

 4,181

 43,222

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/32

 50,777

 4,312

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/32

 4,969

 7,159

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/32

 8,506

 9,627

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/32

 11,111

 12,037

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/32

 14,303

 30,616

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/35

 36,573

 7,579

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/32

 8,877

 41,846

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/32

 48,881

 6,610

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/32

 7,766

 174,931

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/32

 205,506

 44,780

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/32

 53,208

 1,482

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 5/15/29

 1,772

 614

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 5/15/29

 734

 4,212

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 5/15/31

 5,021

 2,966

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 6/15/29

 3,547

 960

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 6/15/31

 1,145

 11,775

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 8/15/29

 13,899

 146

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 8/15/29

 149

 1,794

 AAA/Aaa

 Government National Mortgage Association I, 8.0%, 12/15/29

 1,860

 1,193,782

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 1/20/35

 1,317,688

 2,431,735

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 12/20/34

 2,684,131

 1,190,521

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 3/20/35

 1,314,088

 12,886,156

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 9/20/41

 14,215,591

 313,208

 AAA/Aaa

 Government National Mortgage Association II, 5.5%, 3/20/34

 348,329

 422,931

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 10/20/33

 493,260

 135,895

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 5/20/32

 153,276

 546

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 1/20/28

 626

 8,639

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 1/20/29

 10,546

 2,500,000

 AA+/Aaa

 U.S. Treasury Bonds, 3.75%, 8/15/41

 2,938,280

 12,330,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.25%, 5/15/39

 15,730,380

 23,290,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.375%, 11/15/39

 30,298,846

 5,085,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.375%, 2/15/38

 6,597,788

 26,790,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.5%, 8/15/39

 35,500,929

 3,000,000

 AA+/Aaa

 U.S. Treasury Bonds, 5.25%, 11/15/28

 4,144,686

 150,000

 AA+/Aaa

 U.S. Treasury Bonds, 5.25%, 2/15/29

 207,727

 10,000,000

 AA+/Aaa

 U.S. Treasury Notes, 0.125%, 9/30/13

 9,997,270

 15,000,000

 AA+/Aaa

 U.S. Treasury Notes, 1.0%, 9/30/16

 15,285,930

 12,000,000

 AA+/Aaa

 U.S. Treasury Notes, 2.125%, 8/15/21

 12,615,000

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $301,639,948)

 $

 333,044,462

 FOREIGN GOVERNMENT BONDS - 7.4%

 4,900,000

 BB-/Ba3

 Bolivian Government International Bond, 4.875%, 10/29/22 (144A)

 $

 4,777,500

 BRL

 27,900,000

 BBB/Baa2

 Brazilian Government International Bond, 10.25%, 1/10/28

 17,943,983

 CAD

 2,300,000

 AAA/Aaa

 Canada Housing Trust No 1, 3.35%, 12/15/20 (144A)

 2,525,854

 CAD

 19,500,000

 AAA/Aaa

 Canada Housing Trust No 1, 3.8%, 6/15/21 (144A)

 22,094,109

 CAD

 34,825,000

 AAA/Aaa

 Canada Housing Trust No. 1, 3.75%, 3/15/20 (144A)

 39,133,761

 CAD

 13,250,000

 AAA/Aaa

 Canadian Government Bond, 1.5%, 3/1/17

 13,419,728

 CAD

 34,500,000

 AAA/Aaa

 Canadian Government Bond, 2.0%, 6/1/16

 35,554,456

 CAD

 7,550,000

 AAA/Aaa

 Canadian Government Bond, 4.25%, 6/1/18

 8,713,217

 IDR

 37,000,000,000

 BB+/NR

 Indonesia Recapitalization Bond, 14.25%, 6/15/13

 4,011,030

 IDR

 21,100,000,000

 BB+/NR

 Indonesia Recapitalization Bond, 14.275%, 12/15/13

 2,391,714

 IDR

 11,725,000,000

 BB+/Baa3

 Indonesia Treasury Bond, 12.5%, 3/15/13

 1,237,479

 IDR

 26,240,000,000

 NR/Baa3

 Indonesia Treasury Bond, 6.125%, 5/15/28

 2,814,134

 IDR

 34,000,000,000

 NR/Baa3

 Indonesia Treasury Bond, 7.0%, 5/15/22

 3,998,580

 IDR

 23,640,000,000

 NR/Baa3

 Indonesia Treasury Bond, 7.0%, 5/15/27

 2,708,939

 IDR

 13,900,000,000

 NR/Baa3

 Indonesia Treasury Bond, 7.375%, 9/15/16

 1,568,974

 IDR

 220,638,000,000

 NR/Baa3

 Indonesia Treasury Bond, 8.25%, 6/15/32

 27,969,618

 IDR

 9,400,000,000

 NR/Baa3

 Indonesia Treasury Bond, 9.0%, 9/15/13

 1,007,044

 EURO

 8,970,000

 BBB+/Ba1

 Ireland Government Bond, 4.5%, 4/18/20

 11,839,171

 EURO

 9,275,000

 BBB+/Ba1

 Ireland Government Bond, 5.0%, 10/18/20

 12,553,070

 EURO

 8,000,000

 BBB+/Ba1

 Ireland Government Bond, 5.9%, 10/18/19

 11,550,709

 MYR

 51,000,000

 NR/NR

 Malaysia Government Bond, 3.418%, 8/15/22

 16,572,899

 MXN

 270,080,000

 A-/Baa1

 Mexican Bonos, 6.5%, 6/9/22

 22,748,156

 MXN

 322,440,000

 A-/Baa1

 Mexican Bonos, 7.75%, 11/13/42

 29,510,282

 NOK

 23,710,000

 AAA/Aaa

 Norway Government Bond, 4.25%, 5/19/17

 4,751,337

 NOK

 91,450,000

 AAA/Aaa

 Norway Government Bond, 4.5%, 5/22/19

 19,182,093

 NOK

 25,000,000

 AAA/Aaa

 Norway Government Bond, 6.5%, 5/15/13

 4,573,749

 PHP

 1,879,585,000

 NR/Ba1

 Philippine Government Bond, 5.875%, 3/1/32

 47,474,172

 PHP

 109,000,000

 NR/Ba1

 Philippine Government Bond, 6.125%, 10/24/37

 2,807,365

 PHP

 516,490,000

 NR/Ba1

 Philippine Government Bond, 7.625%, 9/29/36

 15,834,180

 PLN

 21,000,000

 A/A2

 Poland Government Bond, 5.0%, 10/24/13

 6,893,985

 PLN

 16,500,000

 A/A2

 Poland Government Bond, 5.25%, 4/25/13

 5,367,449

 2,500,000

 A-/A2

 Poland Government International Bond, 6.375%, 7/15/19

 3,116,800

 4,900,000

 B-/NR

 Province of Salta Argentina, 9.5%, 3/16/22 (144A)

 4,125,996

 3,700,000

 B-/NR

 Provincia de Neuquen Argentina, 7.875%, 4/26/21 (144A)

 3,182,000

 AUD

 11,700,000

 AA+/Aa1

 Queensland Treasury Corp., 6.0%, 7/21/22

 13,807,979

 RUB

 25,000

 BBB+/Baa1

 Russian Federal Bond - OFZ, 7.6%, 7/20/22

 864

 7,400,000

 BBB/Baa1

 Russian Foreign Bond - Eurobond, 4.5%, 4/4/22 (144A)

 8,473,000

 SEK

 40,000,000

 AAA/Aaa

 Sweden Government Bond, 3.75%, 8/12/17

 6,913,150

 SEK

 43,800,000

 AAA/Aaa

 Sweden Government Bond, 4.5%, 8/12/15

 7,369,376

 SEK

 157,350,000

 AAA/Aaa

 Sweden Government Bond, 6.75%, 5/5/14

 26,120,473

 TRY

 21,830,000

 BBB-/NR

 Turkey Government Bond, 10.5%, 1/15/20

 14,977,435

 1,825,000

 B/B3

 Ukraine Government International Bond, 6.75%, 11/14/17 (144A)

 1,806,750

 3,800,000

 B/B3

 Ukraine Government International Bond, 7.8%, 11/28/22 (144A)

 3,814,250

 16,400,000

 B/B3

 Ukraine Government International Bond, 9.25%, 7/24/17 (144A)

 17,794,000

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $474,590,818)

 $

 515,030,810

 MUNICIPAL BONDS - 6.1%

 Municipal Airport - 0.2%

 3,575,000

 NR/NR

 City of Charlotte North Carolina, 5.6%, 7/1/27

 $

 3,505,538

 10,200,000

 B/B3

 City of Houston Texas Airport System Revenue, 6.75%, 7/1/29

 10,241,514

 3,400,000

 BBB/Baa1

 Indianapolis Airport Authority, 5.1%, 1/15/17

 3,809,462

 $

 17,556,514

 Municipal Development - 0.4%

 7,050,000

 5.90

 BBB/NR

 Brazos Harbor Industrial Development Corp., Floating Rate Note, 5/1/38

 $

 7,968,756

 7,250,000

 BBB-/Baa3

 Louisiana Local Government Environmental Facilities & Community Development Authority, 6.75%, 11/1/32

 8,138,125

 2,450,000

 7.00

 B/B3

 New Jersey Economic Development Authority, Floating Rate Note, 11/15/30

 2,459,188

 8,430,000

 BBB/Baa2

 Parish of St. John the Baptist Louisiana, 5.125%, 6/1/37

 8,978,709

 3,700,000

 BBB/NR

 Selma Industrial Development Board, 6.25%, 11/1/33

 4,269,689

 $

 31,814,467

 Municipal General - 0.8%

 19,893,000

 AA-/Aa3

 New Jersey Economic Development Authority, 2/15/18

 $

 17,206,649

 10,390,000

 A+/A1

 New Jersey Transportation Trust Fund Authority, 5.5%, 6/15/41

 11,965,124

 1,275,000

 AAA/Aa1

 New York City Transitional Finance Authority Future Tax Secured Revenue, 5.0%, 11/1/33

 1,476,858

 3,512,000

 NR/NR

 State of California, 2.5%, 6/20/13

 3,547,401

 3,650,000

 AA-/Aa3

 State of Wisconsin, 5.75%, 5/1/33

 4,343,828

 4,550,000

 BBB/A3

 Texas Municipal Gas Acquisition & Supply Corp III, 5.0%, 12/15/30

 4,921,462

 9,100,000

 BBB/A3

 Texas Municipal Gas Acquisition & Supply Corp III, 5.0%, 12/15/31

 9,765,392

 $

 53,226,714

 Higher Municipal Education - 2.3%

 4,500,000

 A+/NR

 Baylor University, 4.313%, 3/1/42

 $

 4,642,560

 5,190,000

 AA-/Aa2

 California State University, 5.0%, 11/1/39

 5,764,792

 9,550,000

 AAA/Aaa

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40

 10,933,413

 5,050,000

 AAA/Aaa

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/42

 5,587,674

 8,800,000

 AAA/Aaa

 Houston Higher Education Finance Corp., 4.5%, 11/15/37

 9,526,704

 4,600,000

 AAA/Aaa

 Houston Higher Education Finance Corp., 5.0%, 5/15/40

 5,276,338

 4,600,000

 AA/Aa1

 Illinois Finance Authority, 5.0%, 10/1/51

 5,108,622

 3,650,000

 AAA/Aaa

 Massachusetts Development Finance Agency, 5.0%, 10/15/40

 4,238,782

 20,100,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36

 24,003,621

 4,500,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32

 6,512,265

 3,100,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 6.0%, 7/1/36

 3,737,422

 8,750,000

 AAA/Aaa

 Missouri State Health & Educational Facilities Authority, 5.0%, 11/15/39

 10,458,175

 6,000,000

 AA/Aa1

 New York State Dormitory Authority Series A, 5.0%, 7/1/40

 6,887,400

 8,050,000

 AA+/Aa1

 New York State Dormitory Authority Series C, 5.0%, 7/1/40

 9,090,704

 14,930,000

 AAA/Aaa

 New York State Dormitory Authority, 5.0%, 10/1/41

 17,405,842

 550,000

 AA/Aa1

 New York State Dormitory Authority, 5.0%, 7/1/35

 636,174

 3,730,000

 AA-/Aa3

 New York State Dormitory Authority, 5.0%, 7/1/37

 4,312,663

 11,600,000

 AAA/Aaa

 New York State Dormitory Authority, 5.0%, 7/1/38

 13,164,492

 5,000,000

 AA/Aa2

 Pennsylvania State University, 5.0%, 3/1/40

 5,619,800

 2,500,000

 AAA/Aaa

 Permanent University Fund, 5.0%, 7/1/30

 3,142,925

 2,190,000

 AAA/Aaa

 University of Texas System, 5.0%, 8/15/43

 2,573,666

 $

 158,624,034

 Municipal Medical - 0.3%

 3,700,000

 AA/Aa2

 Maryland Health & Higher Educational Facilities Authority, 5.0%, 7/1/41

 $

 4,344,540

 6,500,000

 AA-/A1

 Massachusetts Development Finance Agency, 5.25%, 4/1/37

 7,363,395

 2,075,000

 AA-/A1

 Massachusetts Development Finance Agency, 5.375%, 4/1/41

 2,353,174

 4,200,000

 A/NR

 New Hampshire Health & Education Facilities Authority, 6.5%, 1/1/41

 4,909,716

 $

 18,970,825

 Municipal Utility District - 0.3%

 17,040,000

 AA-/Aa3

 South Carolina State Public Service Authority, 5.0%, 12/1/43

 $

 19,045,949

 Municipal Pollution - 0.6%

 950,000

 A/NR

 Butler Industrial Development Board, 5.75%, 9/1/28

 $

 989,121

 1,000,000

 BBB/Baa3

 County of Richland South Carolina, 5.95%, 9/1/31

 1,003,300

 3,285,000

 A-/Baa1

 County of Sweetwater Wyoming, 5.6%, 12/1/35

 3,499,938

 3,085,000

 BBB/Baa3

 Courtland Industrial Development Board, 5.0%, 8/1/27

 3,092,774

 5,235,000

 B+/B1

 Giles County Industrial Development Authority, 6.45%, 5/1/26

 5,238,822

 2,090,000

 NR/WR

 Green Bay Redevelopment Authority, 5.6%, 5/1/19

 2,376,685

 4,450,000

 5.20

 BBB/NR

 Gulf Coast Waste Disposal Authority, Floating Rate Note, 5/1/28

 4,728,392

 15,760,000

 5.95

 BBB/NR

 Port Freeport Texas, Floating Rate Note, 5/15/33

 17,961,199

 1,400,000

 4.90

 BBB/NR

 Yavapai County Industrial Development Authority, Floating Rate Note, 3/1/28

 1,472,898

 $

 40,363,129

 Municipal Transportation - 0.1%

 6,400,000

 AA/Aa2

 Harris County Metropolitan Transit Authority, 5.0%, 11/1/41

 $

 7,322,432

 2,620,000

 AA-/Aa3

 Port Authority of New York & New Jersey, 4.458%, 10/1/62

 2,570,796

 $

 9,893,228

 Municipal Water - 0.8%

 1,300,000

 AAA/Aa1

 City of Charleston South Carolina Waterworks & Sewer System Revenue, 5.0%, 1/1/35

 $

 1,514,851

 9,470,000

 AAA/Aa1

 City of Charleston South Carolina Waterworks & Sewer System Revenue, 5.0%, 1/1/41

 10,880,841

 4,175,000

 AAA/Aaa

 City of Charlotte North Carolina Water & Sewer System Revenue, 5.0%, 7/1/38

 4,804,674

 13,750,000

 AA-/Aa3

 City of San Francisco California Public Utilities Commission Water Revenue, 5.0%, 11/1/37

 15,744,712

 3,000,000

 AA+/Aa2

 County of King Washington Sewer Revenue, 5.125%, 1/1/41

 3,419,430

 2,500,000

 AAA/Aa2

 Hampton Roads Sanitation District, 5.0%, 4/1/38

 2,810,850

 4,370,000

 AAA/Aaa

 Metropolitan Water Reclamation District of Greater Chicago, 5.0%, 12/1/32

 5,207,467

 7,300,000

 AAA/NR

 Tarrant Regional Water District, 5.0%, 3/1/52

 8,237,466

 $

 52,620,291

 Municipal Obligation - 0.3%

 7,850,000

 AAA/Aa1

 State of Florida, 4.0%, 6/1/27

 $

 8,808,485

 2,950,000

 AAA/Aaa

 State of Maryland, 4.0%, 3/15/25

 3,281,462

 2,550,000

 AA+/Aa1

 State of Washington, 3.0%, 7/1/28

 2,525,877

 5,500,000

 AA+/Aa1

 State of Washington, 5.0%, 8/1/39

 6,273,190

 $

 20,889,014

 TOTAL MUNICIPAL BONDS

 (Cost $382,726,794)

 $

 423,004,165

 SENIOR FLOATING RATE LOAN INTERESTS - 14.3%

 Energy - 0.4%

 Oil & Gas Equipment & Services - 0.0%

 3,993,061

 8.50

 CCC+/B3

 FTS International Services LLC, Term Loan, 5/6/16

 $

 3,331,710

 Integrated Oil & Gas - 0.1%

 9,010,441

 4.50

 BBB/Baa2

 Glenn Pool Oil & Gas Trust, Term Loan, 6/1/16

 $

 9,055,493

 Oil & Gas Exploration & Production - 0.2%

 1,300,000

 5.75

 BB-/Ba3

 Chesapeake Energy Corp., Loan, 12/2/17

 $

 1,303,822

 5,485,000

 5.00

 B+/Ba3

 EP Energy LLC, Tranche B-1 Loan, 5/24/18

 5,534,146

 3,200,000

 4.00

 BB/Ba1

 Plains Exploration & Production Co., Term Loan B, 9/4/19

 3,214,666

 700,000

 6.00

 B+/B1

 Samson Investment Co., Initial Term Loan (Second Lien), 9/10/16

 707,438

 $

 10,760,072

 Oil & Gas Refining & Marketing - 0.1%

 5,090,943

 3.75

 BB/Ba2

 Pilot Travel Centers LLC, Refinancing Tranche B Term Loan, 3/30/18

 $

 5,124,355

 Coal & Consumable Fuels - 0.0%

 1,450,000

 0.00

 NR/NR

 Bumi Resources Tbk PT, Term Loan, 8/15/13

 $

 1,428,250

 Total Energy

 $

 29,699,880

 Materials - 1.3%

 Commodity Chemicals - 0.0%

 1,759,018

 4.25

 NR/Ba2

 Tronox, Inc., Closing Date Term Loan, 1/24/17

 $

 1,778,807

 479,732

 4.25

 NR/Ba2

 Tronox, Inc., Delayed Draw Term Loan, 1/24/17

 484,680

 $

 2,263,487

 Diversified Chemicals - 0.5%

 21,000,000

 0.00

 NR/NR

 DuPont Performance Coatings, Inc., Bridge Loan, 10/24/13

 $

 21,000,000

 3,558,113

 6.50

 NR/B1

 Ineos Group Holdings, Ltd., Cash Dollar Term Loan, 5/4/18

 3,602,034

 7,771,596

 5.00

 B+/B2

 Univar, Term B Loan, 2/14/17

 7,769,436

 $

 32,371,470

 Specialty Chemicals - 0.1%

 3,890,000

 5.50

 BB+/Ba1

 Chemtura Corp., Term Facility, 8/11/16

 $

 3,954,835

 490,098

 2.76

 BB+/Ba1

 Huntsman International LLC, Extended Term B Loan, 4/19/17

 490,813

 1,800,000

 5.25

 B+/B2

 PQ Corp., Term Loan B, 5/1/17

 1,811,700

 $

 6,257,348

 Metal & Glass Containers - 0.1%

 2,070,000

 4.50

 B/Ba3

 BWAY Holding Co., Initial Term Loan, 8/31/17

 $

 2,083,368

 1,952,676

 5.50

 B/B1

 Tank Holdings Corp., Initial Term Loan, 6/8/19

 1,966,501

 $

 4,049,869

 Paper Packaging - 0.3%

 18,094,450

 6.50

 B/B2

 Exopack Holding Corp., Term Loan B, 5/6/17

 $

 18,094,450

 348,094

 4.00

 BB/Ba1

 Sealed Air Corp., Term B-1 Facility, 10/3/18

 353,569

 $

 18,448,019

 Aluminum - 0.1%

 1,071,900

 5.75

 B+/Ba2

 Noranda Aluminum Holding Corp., Term B Loan, 2/17/19

 $

 1,080,609

 3,773,009

 4.00

 BB-/Ba2

 Novelis, Inc. Georgia, Term Loan, 3/11/17

 3,809,796

 $

 4,890,405

 Diversified Metals & Mining - 0.1%

 1,446,375

 0.00

 BB+/Ba1

 Fortescue Metals Group, Ltd., Term Loan, 9/18/17

 $

 1,460,952

 2,068,876

 4.00

 BB+/Ba1

 SunCoke Energy, Inc., Tranche B Term Loan, 7/21/18

 2,074,048

 1,935,525

 4.75

 BB-/B1

 US Silica Co., Loan, 6/8/17

 1,945,203

 3,500,116

 5.75

 B+/Ba3

 Walter Energy, Inc., B Term Loan, 2/3/18

 3,532,930

 $

 9,013,133

 Precious Metals & Minerals - 0.1%

 5,969,875

 5.25

 BB-/B1

 Fairmount Minerals, Ltd., Tranche B Term Loan, 3/1/17

 $

 5,960,281

 Steel - 0.0%

 573,563

 8.75

 B/B1

 Essar Steel Algoma, Inc., Term Loan, 9/12/14

 $

 572,129

 Paper Products - 0.0%

 3,657,911

 4.75

 BB-/Ba3

 Ranpak Corp., USD Term Loan (First Lien), 3/28/17

 $

 3,667,056

 Total Materials

 $

 87,493,197

 Capital Goods - 1.3%

 Aerospace & Defense - 0.7%

 7,153,413

 6.25

 B-/B2

 DAE Aviation Holdings, Inc., Tranche B-1 Loan, 10/18/18

 $

 7,260,714

 3,242,865

 6.25

 B/B2

 DAE Aviation Holdings, Inc., Tranche B-2 Loan, 10/18/18

 3,291,508

 7,533,900

 5.75

 BB+/Ba3

 DigitalGlobe, Inc., Term Loan, 9/21/18

 7,568,428

 1,874,668

 6.25

 BB-/Ba2

 DynCorp International, Inc., Term Loan, 7/7/16

 1,887,947

 7,275,000

 0.00

 NR/NR

 Hamilton Sundstrand, Bridge Loan, 9/25/20

 7,365,938

 2,235,485

 3.51

 BB-/B1

 Hunter Defense Technologies, Inc., Term Loan, 8/22/14

 2,079,001

 5,900,000

 5.25

 B/B1

 Sequa Corp., Initial Term Loan, 5/29/17

 5,946,079

 5,343,216

 4.50

 B+/Ba3

 SI Organization, Inc., New Tranche B Term Loan, 11/22/16

 5,343,216

 3,520,054

 4.50

 BB-/B1

 Tasc, Inc., New Tranche B Term Loan, 4/25/15

 3,522,803

 $

 44,265,634

 Building Products - 0.2%

 7,881,009

 4.00

 BB-/B1

 Armstrong World Industries, Inc., Term Loan B-1, 3/8/18

 $

 7,952,434

 3,085,000

 6.00

 B+/B2

 Custom Building Products, Inc., Term Loan, 12/12/19

 3,086,280

 745,619

 6.00

 BB-/B1

 Summit Materials LLC, Term Loan, 1/12/19

 752,842

 $

 11,791,556

 Electrical Components & Equipment - 0.1%

 5,887,931

 7.00

 NR/NR

 Pelican Products, Inc., Term Loan (First Lien), 8/15/18

 $

 5,851,132

 982,538

 6.00

 BB-/Ba2

 WireCo WorldGroup, Inc., Term Loan, 4/13/17

 997,276

 $

 6,848,408

 Industrial Conglomerates - 0.0%

 987,011

 5.00

 B+/B2

 Pro Mach, Inc., Term Loan, 7/6/17

 $

 995,647

 Construction & Farm Machinery & Heavy Trucks - 0.0%

 2,197,243

 4.50

 NR/Ba2

 Terex Corp., New US Term Loan, 4/28/17

 $

 2,223,610

 Trading Companies & Distributors - 0.3%

 3,070,712

 4.75

 BBB-/Ba2

 AWAS Aviation Capital, Ltd., Term Loan, 6/25/18

 $

 3,098,871

 1,250,000

 3.75

 NR/NR

 The Hertz Corp., Tranche B1 Term Loan, 3/11/18

 1,253,516

 18,425,000

 4.50

 B+/Ba3

 WESCO International, Inc., Tranche B-1 Loan, 12/4/19

 18,549,369

 $

 22,901,756

 Total Capital Goods

 $

 89,026,611

 Commercial Services & Supplies - 0.4%

 Commercial Printing - 0.0%

 1,793,549

 7.00

 BB-/Ba3

 Cenveo Corp., Term B Facility, 12/15/16

 $

 1,804,011

 Environmental & Facilities Services - 0.2%

 1,022,325

 8.75

 NR/WR

 Aquilex Holdings LLC, Term Loan, 4/1/16

 $

 1,024,881

 636,585

 2.31

 CCC-/Caa2

 Synagro Technologies, Inc., Term Loan (First Lien), 4/2/14

 578,496

 4,588,769

 4.75

 B+/B1

 Waste Industries USA, Inc., Term B Loan, 2/23/17

 4,611,712

 3,741,725

 5.50

 B+/B1

 WCA Waste Corp., Term Loan, 3/1/18

 3,769,788

 $

 9,984,877

 Office Services & Supplies - 0.1%

 1,219,867

 4.25

 BB+/Ba1

 ACCO Brands Corp., Term B Loan, 1/4/19

 $

 1,231,303

 1,201,345

 3.71

 B+/B1

 CDW LLC, Non-Extended Term Loan, 10/10/14

 1,209,041

 $

 2,440,344

 Diversified Support Services - 0.0%

 1,330,335

 5.25

 B+/Ba3

 Allied Security Holdings LLC, Term Loan (First Lien), 1/21/17

 $

 1,333,660

 Security & Alarm Services - 0.0%

 875,000

 4.50

 BB/Ba1

 Garda World Security Corp., Term B Loan, 10/24/19

 $

 885,938

 1,524,760

 5.75

 B+/B1

 Protection One, Inc., Term Loan 2012, 3/20/19

 1,535,560

 $

 2,421,498

 Human Resource & Employment Services - 0.1%

 5,839,262

 5.00

 BB-/Ba3

 On Assignment, Inc., Initial Term B Loan, 3/20/19

 $

 5,868,458

 Research & Consulting Services - 0.0%

 1,641,347

 5.00

 BB/Ba3

 Wyle Services Corp., Term Loan (First Lien), 3/31/17

 $

 1,651,605

 Total Commercial Services & Supplies

 $

 25,504,453

 Transportation - 0.4%

 Air Freight & Logistics - 0.1%

 1,731,117

 0.21

 NR/NR

 CEVA Group Plc, Dollar Tranche B Pre Funded Term Loan, 8/31/16

 $

 1,652,134

 913,509

 5.31

 NR/NR

 CEVA Group Plc, EGL Tranche B Term Loan, 8/31/16

 882,111

 4,870,620

 5.31

 B-/B1

 CEVA Group Plc, US Tranche B Term Loan, 8/31/16

 4,648,398

 $

 7,182,643

 Airlines - 0.2%

 2,849,250

 5.75

 BB-/Ba3

 Allegiant Travel Co., Term Loan, 2/17/17

 $

 2,874,181

 9,425,000

 5.25

 B+/Ba2

 Delta Air Lines, Inc., Term B-1 Loan, 9/28/18

 9,510,419

 970,897

 2.25

 BB-/Ba3

 United Air Lines, Inc., Tranche B Loan, 2/1/14

 969,988

 $

 13,354,588

 Trucking - 0.1%

 5,242,500

 3.96

 BB/B1

 Swift Transportation Co., Tranche B-1 Term Loan, 12/21/16

 $

 5,272,644

 4,280,415

 5.00

 BB/B1

 Swift Transportation Co., Tranche B-2 Term Loan, 12/15/17

 4,329,015

 $

 9,601,659

 Total Transportation

 $

 30,138,890

 Automobiles & Components - 1.0%

 Auto Parts & Equipment - 0.6%

 1,205,544

 2.71

 BB-/Ba3

 Allison Transmission, Inc., Term B-1 Loan, 8/7/14

 $

 1,213,456

 5,021,914

 4.25

 BB-/Ba3

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 5,078,410

 5,972,442

 3.50

 BBB/Baa2

 Delphi Automotive LLP, Tranche B Term Loan, 3/31/17

 6,010,516

 2,047,036

 2.15

 B/B1

 Federal-Mogul Corp., Tranche B Term Loan, 12/29/14

 1,884,553

 1,044,406

 2.15

 B/B1

 Federal-Mogul Corp., Tranche C Term Loan, 12/28/15

 961,507

 4,510,000

 6.00

 B+/B2

 HHI Holdings LLC, 2012 Term Loan, 10/3/18

 4,577,650

 4,025,000

 6.00

 B+/B1

 Metaldyne Corp., USD Term Loan, 11/9/18

 4,065,250

 4,237,081

 6.25

 B+/B1

 Remy International, Inc., Term B Facility, 12/17/16

 4,271,507

 7,629,601

 6.75

 NR/NR

 TI Group Automotive Systems LLC, Term Loan, 3/1/19

 7,724,971

 2,916,837

 4.25

 BB/Ba2

 Tomkins LLC, Term B-1 Loan, 9/21/16

 2,940,536

 2,048,200

 5.50

 B+/Ba2

 UCI International, Inc., Term Loan, 7/4/17

 2,068,682

 $

 40,797,038

 Tires & Rubber - 0.1%

 9,925,000

 4.75

 BB/Ba1

 The Goodyear Tire & Rubber Co., Loan (Second Lien), 3/27/19

 $

 10,009,362

 Automobile Manufacturers - 0.3%

 18,602,959

 6.00

 BB/Ba2

 Chrysler Group LLC, Tranche B Term Loan, 4/28/17

 $

 19,036,929

 Total Automobiles & Components

 $

 69,843,329

 Consumer Durables & Apparel - 0.5%

 Home Furnishings - 0.3%

 11,455,000

 0.00

 NR/NR

 Tempur-Pedic International, Inc., 11/17/13

 $

 11,455,000

 6,950,000

 0.00

 BB/Ba3

 Tempur-Pedic International, Inc., 9/27/19

 7,047,008

 $

 18,502,008

 Housewares & Specialties - 0.1%

 3,341,625

 4.75

 NR/B1

 Reynolds Group Holdings, Ltd., U.S. Term Loan, 9/21/18

 $

 3,387,382

 5,984,147

 5.25

 B+/B1

 Yankee Candle Co., Inc., Initial Term Loan, 3/2/19

 6,058,948

 $

 9,446,330

 Apparel, Accessories & Luxury Goods - 0.1%

 6,880,000

 0.00

 BBB-/Ba1

 PVH Corp., 12/19/19

 $

 6,930,368

 Textiles - 0.0%

 1,664,953

 5.75

 NR/Ba3

 Kloeckner Pentaplast SA, Term B-1 Loan, 12/14/16

 $

 1,685,765

 Total Consumer Durables & Apparel

 $

 36,564,471

 Consumer Services - 0.9%

 Casinos & Gaming - 0.2%

 700,000

 4.00

 BB+/Ba2

 Ameristar Casinos, Inc., B Term Loan, 3/29/18

 $

 706,016

 2,670,000

 5.46

 B/B2

 Caesars Entertainment Operating Co., Inc., Term B-6 Loan, 1/28/18

 2,391,652

 839,954

 2.76

 BBB-/Ba2

 Las Vegas Sands Corp., Delayed Draw II Term Loan (Extending), 11/23/16

 841,792

 5,984,888

 3.75

 BBB-/Ba1

 Penn National Gaming, Inc., Term B Facility Loan, 6/29/18

 6,016,686

 4,277,675

 4.00

 BB+/Ba1

 Pinnacle Entertainment, Inc., Series A Term Loan, 3/5/19

 4,315,105

 $

 14,271,251

 Hotels, Resorts & Cruise Lines - 0.1%

 1,750,451

 5.96

 B/B1

 Sabre Holdings Corp., New Term Loan Extended, 12/29/17

 $

 1,766,862

 1,532,537

 5.11

 B+/B1

 Travelport LLC, Extended Tranche B Dollar Term Loan, 8/23/15

 1,475,067

 320,221

 5.06

 B+/B1

 Travelport LLC, Tranche S Term Loan, 8/23/15

 308,213

 $

 3,550,142

 Leisure Facilities - 0.0%

 1,348,832

 4.00

 BB/Ba2

 Cedar Fair LP, U.S. Term-1 Loan, 12/15/17

 $

 1,363,444

 84,620

 4.00

 BB+/Ba2

 Six Flags Entertainment Corp., Tranche B Term Loan, 11/23/18

 85,157

 $

 1,448,601

 Restaurants - 0.5%

 2,412,953

 3.75

 BB/Ba3

 Burger King Corp., Tranche B Term Loan (2012), 9/28/19

 $

 2,432,558

 5,661,617

 4.25

 BB-/Ba2

 DineEquity, Inc., Term B-1 Loan, 10/31/17

 5,718,233

 8,426,585

 4.00

 B+/B2

 Dunkin' Brands, Inc., Term B-2 Loan, 11/23/17

 8,498,540

 11,910,000

 6.50

 B+/B1

 Landry's, Inc., B Term Loan, 3/22/18

 12,058,875

 6,354,075

 4.75

 BB-/B1

 Wendy's International, Inc., Term Loan, 4/3/19

 6,426,696

 $

 35,134,902

 Education Services - 0.0%

 873,068

 4.22

 BB-/Ba2

 Bright Horizons Family Solutions, Inc., Tranche B Term Loan, 5/28/15

 $

 875,251

 Specialized Consumer Services - 0.1%

 7,657,158

 5.50

 B/Ba3

 Ascent Capital Group, Inc., Term Loan, 3/6/18

 $

 7,743,301

 2,365,199

 7.00

 B+/B1

 Web Service Co. LLC, Term Loan, 9/28/14

 2,365,199

 $

 10,108,500

 Total Consumer Services

 $

 65,388,647

 Media - 1.3%

 Advertising - 0.2%

 6,518,435

 6.50

 B/Ba3

 Affinion Group, Inc., Tranche B Term Loan, 10/9/16

 $

 5,979,497

 6,225,000

 0.00

 B/B1

 Getty Images, Inc., Initial Term Loan (New), 9/17/19

 6,241,534

 $

 12,221,031

 Broadcasting - 0.6%

 6,451,250

 4.00

 BB-/Ba2

 Cequel Communications Holdings I LLC, Term Loan, 1/31/19

 $

 6,490,674

 2,007,249

 5.00

 BB-/Ba3

 Entercom Communications Corp., Term B Loan, 11/7/18

 2,027,010

 3,900,000

 4.50

 BB-/Ba3

 MCC Georgia LLC, Tranche F Term Loan, 10/20/17

 3,912,188

 15,875,225

 4.25

 NR/Ba3

 Telesat Canada, U.S. Term B Loan, 3/28/19

 16,014,133

 7,014,750

 5.75

 NR/NR

 Truven Health Analytics, Inc., New Tranche B Term Loan, 5/23/19

 7,032,287

 2,865,734

 4.25

 BB-/Ba3

 TWCC Holding Corp., Term Loan, 1/24/17

 2,900,361

 6,773,885

 4.46

 B+/B2

 Univision Communications, Inc., Extended First-Lien Term Loan, 3/29/17

 6,675,982

 $

 45,052,635

 Cable & Satellite - 0.2%

 4,230,619

 3.47

 BB+/Baa3

 Charter Communications Operating LLC, Term C Loan, 9/6/16

 $

 4,258,368

 4,987,313

 4.00

 BB+/Baa3

 Charter Communications Operating LLC, Term D Loan, 3/28/19

 5,033,291

 3,800,000

 4.25

 NR/NR

 Kabel Deutschland Vertrieb und Service GmbH, Facility F Loan, 2/1/19

 3,827,710

 3,283,757

 6.25

 B/B1

 WideOpenWest LLC, Term Loan, 4/18/18

 3,326,600

 $

 16,445,969

 Movies & Entertainment - 0.1%

 3,644,689

 5.25

 NR/Ba1

 Cinedigm Digital Funding I LLC, Term Loan, 3/31/16

 $

 3,660,634

 1,250,000

 5.25

 BB-/Ba2

 WMG Acquisition Corp., Initial Term Loan, 10/25/18

 1,266,146

 $

 4,926,780

 Publishing - 0.2%

 6,057,448

 2.72

 CCC+/Caa2

 Cengage Learning Acquisitions, Inc., Original Term Loan, 7/4/14

 $

 4,790,429

 6,498,770

 4.50

 B+/Ba3

 Interactive Data Corp., Term B Loan, 1/31/18

 6,541,376

 $

 11,331,805

 Total Media

 $

 89,978,220

 Retailing - 0.2%

 Apparel Retail - 0.0%

 2,112,992

 4.75

 BB+/Ba2

 Ascena Retail Group, Inc., Tranche B Term Loan, 5/17/18

 $

 2,132,801

 1,337,353

 5.75

 BB/Ba3

 Lord & Taylor LLC, Term Loan, 12/2/18

 1,351,771

 $

 3,484,572

 Computer & Electronics Retail - 0.1%

 4,388,179

 11.00

 B/B2

 Targus Group International, Term Loan, 5/12/16

 $

 4,410,120

 Home Improvement Retail - 0.0%

 2,922,010

 5.00

 B+/Ba3

 Hillman Group, Inc., Term Loan, 5/31/16

 $

 2,938,446

 Automotive Retail - 0.1%

 4,515,000

 6.25

 B+/B1

 Sequa Automotive Group, Term Loan, 11/1/18

 $

 4,492,425

 Total Retailing

 $

 15,325,563

 Food & Staples Retailing - 0.1%

 Drug Retail - 0.1%

 7,234,149

 4.50

 B+/B2

 Rite Aid Corp., Tranche 5 Term Loan, 2/17/18

 $

 7,229,627

 Food Distributors - 0.0%

 1,830,000

 5.75

 B/B1

 AdvancePierre Foods, Term Loan (First Lien), 6/17/17

 $

 1,854,019

 908,000

 5.00

 BB-/B1

 Windsor Quality Food Co, Ltd., Tranche B Term Loan, 1/11/17

 908,000

 $

 2,762,019

 Total Food & Staples Retailing

 $

 9,991,646

 Food, Beverage & Tobacco - 0.1%

 Packaged Foods & Meats - 0.1%

 6,851,533

 4.50

 B/Ba3

 Del Monte Foods Co., Initial Term Loan, 2/3/18

 $

 6,875,801

 663,600

 4.25

 B+/Ba3

 Michael Foods, Inc., Term B Facility, 2/14/18

 668,991

 $

 7,544,792

 Total Food, Beverage & Tobacco

 $

 7,544,792

 Household & Personal Products - 0.2%

 Household Products - 0.1%

 CAD

 492,854

 5.00

 B/Ba3

 Spectrum Brands Holdings, Inc., Initial Canadian Term Loan, 11/6/19

 $

 498,810

 650,000

 0.00

 B/Ba3

 Spectrum Brands Holdings, Inc., Initial U.S. Term Loan, 10/9/19

 656,449

 654,657

 4.78

 B+/Ba3

 SRAM Corp., Term Loan (First Lien), 5/12/18

 657,930

 $

 1,813,189

 Personal Products - 0.1%

 5,151,714

 4.25

 BB-/Ba3

 NBTY, Inc., Term B-1 Loan, 10/1/17

 $

 5,208,692

 3,197,282

 4.75

 BB-/Ba3

 Revlon, Inc., Term Loan B, 11/19/17

 3,223,462

 $

 8,432,154

 Total Household & Personal Products

 $

 10,245,343

 Health Care Equipment & Services - 1.8%

 Health Care Equipment - 0.1%

 4,070,237

 0.00

 BB-/B1

 Carestream Health, Inc., Term Loan, 2/8/17

 $

 4,067,693

 4,786,650

 5.50

 BB-/Ba2

 Kinetic Concepts, Inc., Dollar Term C-1 Loan, 5/4/18

 4,846,483

 $

 8,914,176

 Health Care Supplies - 0.1%

 8,211,374

 5.75

 BB-/NR

 Immucor, Inc., Term B-1 Loan, 8/19/18

 $

 8,324,281

 Health Care Services - 0.7%

 2,319,129

 6.50

 NR/NR

 AccentCare, Inc., Term Loan, 12/22/16

 $

 1,797,325

 3,233,376

 7.25

 BB-/Ba3

 Alliance HealthCare Services, Inc., Initial Term Loan, 6/1/16

 3,197,001

 1,910,000

 0.00

 B+/B1

 Ardent Medical Services, Inc., 5/2/18

 1,932,681

 5,559,383

 7.25

 B/B1

 Ardent Medical Services, Inc., Term Loan, 9/15/15

 5,573,282

 2,254,000

 4.50

 BB-/Ba2

 DaVita HealthCare Partners, Inc., Tranche B Term Loan, 10/20/16

 2,272,596

 7,050,000

 4.00

 BB-/Ba2

 DaVita, Inc., Tranche B2 Term Loan, 8/1/19

 7,114,599

 11,376,956

 6.50

 B/B1

 Gentiva Health Services, Inc., Term B1 Term Loan, 2/22/16

 11,234,744

 4,707,536

 7.50

 B/Ba3

 inVentiv Health, Inc., Consolidated Term Loan, 8/4/16

 4,531,004

 386,603

 7.75

 B/B2

 inVentiv Health, Inc., Term B-3 Loan, 6/24/18

 376,938

 1,773,000

 5.75

 B+/B1

 Rural Metro Corp., Term Loan (First Lien), 3/28/18

 1,758,963

 0

 0.00

 NR/WR

 Sun Healthcare Group, Inc., Term Loan, 10/18/16

 0

 6,345,500

 7.75

 B+/B1

 Virtual Radiologic Corp., Term Loan A, 11/3/16

 5,552,312

 2,462,500

 7.75

 NR/NR

 Virtual Radiologic Corp., Term Loan B, 12/22/16

 2,167,000

 $

 47,508,445

 Health Care Facilities - 0.6%

 2,952,603

 3.81

 BB/Ba3

 Community Health Systems, Inc., Extended Term Loan, 7/25/14

 $

 2,974,509

 5,338,060

 4.00

 BB/NR

 Hanger, Inc., Term C Loan, 12/1/16

 5,364,750

 424,231

 3.46

 BB/Ba3

 HCA Holdings, Inc., Tranche B-3 Term Loan, 5/1/18

 425,860

 1,767,391

 3.56

 BB/Ba3

 HCA, Inc., Tranche B-2 Term Loan, 3/17/17

 1,774,572

 6,336,000

 4.50

 BB-/Ba3

 Health Management Associates, Inc., Term B Loan, 11/1/18

 6,394,811

 6,742,873

 5.00

 B/Ba3

 IASIS Healthcare LLC, Term B Loan, 4/18/18

 6,776,587

 8,770,303

 5.25

 B+/Ba3

 Kindred Healthcare, Inc., Term Loan, 2/7/18

 8,587,591

 373,125

 5.50

 BB-/Ba3

 Select Medical Corp., Series A Tranche B Term Loan, 6/1/18

 376,390

 9,190,050

 5.50

 BB-/Ba3

 Select Medical Holdings Corp., Tranche B Term Loan, 4/25/18

 9,243,656

 1,992,952

 3.75

 BB+/Ba2

 Universal Health Services, Inc., Tranche B Term Loan 2011, 11/30/16

 2,004,411

 $

 43,923,137

 Managed Health Care - 0.1%

 5,500,000

 0.00

 B+/B2

 MMM Holdings, Inc., Term Loan, 10/9/17

 $

 5,472,500

 Health Care Technology - 0.2%

 4,255,812

 5.00

 B+/Ba3

 Convatec, Inc., Dollar Term Loan, 12/1/16

 $

 4,319,649

 3,206,298

 4.50

 BB-/Ba3

 IMS Health, Inc., Tranche B Dollar Term Loan, 8/31/17

 3,231,589

 2,880,000

 4.00

 BB-/Ba3

 MedAssets, Inc., Term B Loan, 11/20/19

 2,883,600

 $

 10,434,838

 Total Health Care Equipment & Services

 $

 124,577,377

 Pharmaceuticals, Biotechnology & Life Sciences - 0.6%

 Biotechnology - 0.3%

 698,250

 4.50

 BB/B1

 Alkermes, Inc., 2019 Term Loan, 9/25/19

 $

 706,105

 7,874,300

 5.50

 BB/B2

 Axcan Intermediate Holdings, Inc., Term B-1 Loan, 1/25/17

 7,926,798

 11,374,271

 4.50

 BB+/Ba2

 Grifols, Inc., New U.S. Tranche B Term Loan, 6/4/17

 11,499,866

 376,261

 4.25

 BBB-/Ba3

 Warner Chilcott Corp., Additional Term B-1 Loan, 3/15/18

 379,116

 990,756

 4.25

 BBB-/Ba3

 Warner Chilcott Corp., Term B-1 Loan, 3/3/18

 998,275

 495,378

 4.25

 BBB-/Ba3

 Warner Chilcott Corp., Term B-2 Loan, 3/17/18

 499,138

 681,145

 4.25

 BBB-/Ba3

 WC Luxco Sarl, Term B-3 Loan, 3/3/18

 686,314

 $

 22,695,612

 Pharmaceuticals - 0.3%

 2,600,000

 5.50

 B/B1

 AssuraMed Holding, Inc., Initial Term Loan, 10/19/19

 $

 2,628,439

 1,433,482

 4.00

 BBB-/Baa3

 Endo Health Solutions, Inc., Term Loan B 2011, 4/14/18

 1,448,713

 9,376,500

 5.00

 B+/B1

 Par Pharmaceutical Companies, Inc., Term B Loan, 8/2/19

 9,389,196

 2,500,000

 0.00

 BBB-/Ba1

 Valeant Pharmaceuticals International, Inc., 9/12/19

 2,520,000

 $

 15,986,348

 Life Sciences Tools & Services - 0.0%

 976,744

 4.21

 BB-/Ba3

 Catalent Pharma Solutions, Inc., Extended Dollar Term-1 Loan, 9/15/16

 $

 983,765

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 39,665,725

 Diversified Financials - 0.7%

 Other Diversified Financial Services - 0.5%

 499,314

 5.25

 B/B2

 BNY ConvergEx Group LLC, Term Loan First Lien (EZE), 12/16/16

 $

 486,519

 1,142,555

 0.00

 B/B2

 BNY ConvergEx Group LLC, Term Loan First Lien (TOP), 12/16/16

 1,113,277

 4,229,663

 5.00

 NR/Baa1

 Kasima LLC, Incremental Term Loan, 3/25/17

 4,245,524

 1,336,689

 0.00

 NR/NR

 Long Haul Holdings, Ltd., Facility A Loan, 1/14/13

 721,812

 1,066,849

 0.00

 NR/NR

 Long Haul Holdings, Ltd., Facility B, 1/14/13

 576,098

 16,632,000

 7.50

 B+/B2

 Preferred Sands Holding Co. LLC, Term B Loan, 12/15/16

 15,467,760

 8,127,262

 4.00

 BBB-/Baa2

 RPI Finance Trust, New Term Loan, 11/9/18

 8,221,238

 318,583

 9.25

 NR/WR

 Vertrue, Inc., Term Loan (First Lien), 8/18/14

 95,575

 2,270,659

 5.25

 NR/Ba2

 WorldPay, Facility B2A Term Loan, 8/6/17

 2,289,108

 $

 33,216,911

 Multi-Sector Holdings - 0.0%

 122,051

 5.50

 B+/B2

 Fox Acquisition Sub LLC, Initial Term Loan, 7/1/17

 $

 123,933

 Specialized Finance - 0.2%

 7,185,000

 0.00

 B/NR

 DH Services Luxembourg Sarl, 12/18/19

 $

 7,211,944

 6,108,601

 4.75

 B+/Ba3

 Pinnacle Foods Finance LLC, Tranche E Term Loan, 9/16/18

 6,163,145

 $

 13,375,089

 Consumer Finance - 0.0%

 3,040,000

 5.50

 CCC+/B3

 Springleaf Finance Corp., Initial Term Loan, 5/28/17

 $

 3,027,652

 Investment Banking & Brokerage - 0.0%

 645,125

 4.00

 NR/Ba2

 LPL Holdings, Inc., Initial Tranche B Term Loan, 3/6/19

 $

 649,963

 Total Diversified Financials

 $

 50,393,548

 Insurance - 0.9%

 Insurance Brokers - 0.1%

 4,025,580

 6.75

 B+/B1

 HUB International Holdings, Inc., 2017 Additional Term Loan (Extended), 12/13/17

 $

 4,066,673

 2,768,721

 4.71

 B+/B1

 HUB International Holdings, Inc., 2017 Initial Term Loan (Extended), 6/13/17

 2,794,871

 $

 6,861,544

 Life & Health Insurance - 0.1%

 4,981,441

 5.00

 NR/Ba3

 CNO Financial Group, Inc., Tranche B2 Term Loan, 9/4/18

 $

 5,036,660

 Multi-line Insurance - 0.1%

 1,740,000

 0.00

 NR/B1

 Alliant Insurance Services, Inc., 12/7/19

 $

 1,744,872

 8,119,200

 5.75

 B+/Ba2

 AmWINS Group, Inc., 1st Lien Term Loan, 5/7/19

 8,169,945

 $

 9,914,817

 Property & Casualty Insurance - 0.6%

 1,700,000

 6.50

 B-/B2

 Confie seguros Holding II Co., Term B Loan (First Lien), 10/11/13

 $

 1,687,964

 11,810,000

 0.00

 NR/NR

 USI Insurance Services LLC, 11/25/13

 11,810,000

 26,875,000

 0.00

 NR/NR

 USI Insurance Services LLC, 11/29/19

 26,852,613

 $

 40,350,577

 Total Insurance

 $

 62,163,598

 Real Estate - 0.0%

 Real Estate Development - 0.0%

 2,379,250

 8.25

 B-/Ba3

 Ozburn-Hessey Logistics LLC, Term Loan (First Lien), 4/7/16

 $

 2,379,250

 Total Real Estate

 $

 2,379,250

 Software & Services - 0.8%

 Internet Software & Services - 0.1%

 6,563,100

 4.00

 BB+/Ba3

 Autotrader.com, Inc., Tranche B-1 Term Loan, 12/15/16

 $

 6,632,833

 IT Consulting & Other Services - 0.0%

 750,000

 5.50

 B/Ba3

 Kronos, Inc., Initial Term Loan, 10/26/19

 $

 758,906

 Data Processing & Outsourced Services - 0.0%

 115,933

 5.21

 B+/NR

 First Data Corp., 2017 Dollar Term Loan, 3/24/17

 $

 114,239

 1,528,214

 4.21

 B+/B1

 First Data Corp., 2018 Dollar Term Loan, 3/24/18

 1,458,914

 665,754

 4.25

 BB/Ba3

 VeriFone Systems, Inc., Term B Loan, 11/14/18

 667,002

 $

 2,240,155

 Application Software - 0.6%

 744,375

 5.50

 NR/B1

 Applied Systems, Inc., Tranche A Term Loan, 12/31/16

 $

 751,819

 14,525,468

 8.00

 B/Ba3

 Expert Global Solutions, Inc., Term B Advance (First Lien), 3/13/18

 14,607,174

 2,307,563

 7.25

 NR/B2

 HMH Holdings Delaware, Inc., Term Loan (Exit Facility), 11/21/13

 2,324,869

 2,686,517

 5.25

 B+/Ba3

 Lawson Software, Inc., Tranche B2 Term Loan, 4/5/18

 2,716,321

 4,038,900

 3.22

 BB+/Baa2

 Nuance Communications, Inc., Term C Loan, 3/31/16

 4,062,883

 9,595,581

 4.50

 B+/B1

 Verint Systems, Inc., Term Loan 2011, 10/6/17

 9,670,551

 5,976,463

 5.25

 B+/B1

 Vertafore, Inc., Term Loan (First Lien), 7/31/16

 6,051,168

 $

 40,184,785

 Systems Software - 0.1%

 7,928,148

 4.00

 NR/Ba2

 Rovi Corp., Tranche B2 Term Loan, 3/30/19

 $

 7,838,956

 554,143

 3.75

 BBB-/Ba2

 The Reynolds & Reynolds Co., Tranche B Term Loan, 3/9/18

 557,953

 $

 8,396,909

 Total Software & Services

 $

 58,213,588

 Technology Hardware & Equipment - 0.5%

 Communications Equipment - 0.3%

 2,750,000

 6.75

 B+/B1

 Audio Visual Services Corp., Term Loan (First Lien), 10/11/18

 $

 2,708,750

 3,491,233

 4.25

 BB/Ba3

 CommScope, Inc., Tranche 1 Term Loan, 1/14/18

 3,519,600

 14,570,000

 4.00

 BBB-/Ba3

 Riverbed Technology, Inc., Loan, 10/29/19

 14,715,700

 $

 20,944,050

 Electronic Equipment Manufacturers - 0.0%

 1,461,345

 4.75

 B+/Ba3

 Sensus USA, Inc., Term Loan (First Lien), 4/13/17

 $

 1,467,129

 Electronic Components - 0.2%

 5,719,344

 2.46

 BB+/Ba2

 Flextronics Semiconductor, Ltd., A Closing Date Loan, 10/1/14

 $

 5,729,353

 1,601,709

 2.46

 BB+/Ba2

 Flextronics Semiconductor, Ltd., A-1-A Delayed Draw Loan, 10/1/14

 1,604,512

 767,940

 2.46

 BB+/Ba2

 Flextronics Semiconductor, Ltd., A-2 Delayed Draw Loan, 10/1/14

 769,620

 895,930

 2.46

 BB+/Ba2

 Flextronics Semiconductor, Ltd., A-3 Delayed Draw Loan, 10/1/14

 897,891

 1,656,399

 5.00

 B/B2

 Scitor Corp., Term Loan, 1/21/17

 1,652,258

 $

 10,653,634

 Total Technology Hardware & Equipment

 $

 33,064,813

 Semiconductors & Semiconductor Equipment - 0.3%

 Semiconductor Equipment - 0.2%

 8,998,691

 5.75

 BB-/B1

 Aeroflex, Inc., Tranche B Term Loan, 4/25/18

 $

 9,099,926

 4,520,769

 4.46

 B/B1

 Freescale Semiconductor, Inc., Tranche B-1 Term Loan, 12/1/16

 4,445,421

 $

 13,545,347

 Semiconductors - 0.1%

 4,304,893

 4.00

 BB/Ba2

 Microsemi Corp., Term Loan, 2/2/18

 $

 4,344,713

 2,064,625

 4.25

 BBB-/Ba2

 Semtech Corp., B Term Loan, 2/21/17

 2,086,562

 $

 6,431,275

 Total Semiconductors & Semiconductor Equipment

 $

 19,976,622

 Telecommunication Services - 0.2%

 Integrated Telecommunication Services - 0.1%

 2,576,907

 5.50

 B+/Ba3

 West Corp., Term B-4 Loan, 7/15/16

 $

 2,616,367

 3,724,742

 5.50

 B+/Ba3

 West Corp., Term B-5 Loan, 7/15/16

 3,781,079

 $

 6,397,446

 Wireless Telecommunication Services - 0.1%

 2,328,237

 4.00

 B+/Ba2

 Crown Castle International Corp., Tranche B Term Loan, 1/10/19

 $

 2,344,534

 1,542,250

 5.00

 BB-/B1

 Syniverse Holdings, Inc., Initial Term Loan, 4/10/19

 1,555,745

 $

 3,900,279

 Total Telecommunication Services

 $

 10,297,725

 Utilities - 0.4%

 Electric Utilities - 0.1%

 4,931,173

 4.75

 CCC/Caa1

 Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending), 10/10/17

 $

 3,320,617

 Independent Power Producers & Energy Traders - 0.3%

 5,776,971

 4.25

 BB+/Ba1

 AES Corp. Virginia, Initial Term Loan, 5/17/18

 $

 5,847,121

 5,497,088

 4.50

 BB-/B1

 Calpine Corp., Term Loan, 3/1/18

 5,560,491

 1,097,250

 4.50

 BB-/B1

 Calpine Corp., Term Loan, 9/27/19

 1,108,963

 4,772,325

 4.00

 BB+/Baa3

 NRG Energy, Inc., Term Loan, 5/5/18

 4,830,113

 4,125,000

 0.00

 NR/NR

 NSG Holdings LLC, 1st Lien Term Loan, 11/15/19

 4,197,188

 $

 21,543,876

 Total Utilities

 $

 24,864,493

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $985,960,321)

 $

 992,341,781

 TEMPORARY CASH INVESTMENTS - 2.0%

 Repurchase Agreements - 2.0%

 17,355,000

 Deutsche Bank AG, 0.15%, dated 12/31/12, repurchase price of $17,355,000 plus accrued interest on 1/2/13 collateralized by the following:

 $12,246,578 U.S. Treasury Bond, 11.25%, 2/15/15

 $5,455,532 U.S. Treasury Note, 0.75%, 12/31/17

 $

 17,355,000

 32,355,000

 JPMorgan, Inc., 0.24%, dated 12/31/12, repurchase price of $32,355,000 plus accrued interest on 1/2/13 collateralized by $33,002,658 Federal

 National Mortgage Association, 3.0-5.5%, 7/1/22-9/1/42

 32,355,000

 32,355,000

 RBC Capital Markets Corp., 0.18%, dated 12/31/12, repurchase price of

 $32,355,000 plus accrued interest on 1/2/13 collateralized by $32,899,411

 Freddie Mac Giant, 3.5%, 9/1/42

 32,355,000

 27,355,000

 TD Securities, Inc., 0.17%, dated 12/31/12, repurchase price of

 $27,355,000 plus accrued interest on 1/2/13 collateralized by $27,888,829

 U.S. Treasury Strip, 0.125%, 7/15/22

 27,355,000

 27,355,000

 NR/Aaa

 Bank of Nova Scotia, Inc., 0.18%, dated 12/31/12, repurchase price of $27,355,000 plus accrued interest on 1/2/13 collateralized by $27,902,440 U.S. Treasury Notes,

 0.75%, 8/31/14

 $

 27,355,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $136,775,000)

 $

 136,775,000

 TOTAL INVESTMENT IN SECURITIES - 100.2%

 (Cost $6,544,976,049) (a)

 $

 6,928,725,341

 OTHER ASSETS & LIABILITIES - (0.2)%

 $

 (14,510,887)

 TOTAL NET ASSETS - 100.0%

 $

 6,914,214,454

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At December 31, 2012, the value of these securities amounted to $1,953,014,157 or 28.2% of total net assets.

 (G.D.R.)

 Global Depositary Receipts.

 PIK

 Represents a pay in kind security.

 REIT

 Real Estate Investment Trust

 Step

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 Perpetual

 Security with no stated maturity date.

 Cat Bond

 Catastrophe Bond

 (G.D.R.)

 Global Depositary Receipts.

 **

Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At December 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $6,548,830,448 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 452,423,693

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (72,528,800)

 Net unrealized gain

 $

 379,894,893

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (c)

 Security is in default and is non-income producing.

 (e)

 Security is in default and is non-income producing.

 Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

 AUD

 Australian Dollar

 BRL

 Brazilian Real

 CAD

 Canadian Dollar

 CNY

 Chinese Yuan

 EURO

 Euro

 GBP

 British Pound Sterling

 IDR

 Indonesian Rupiah

 MXN

 Mexican Peso

 NOK

 Norwegian Krone

 PHP

 Philippine Peso

 SEK

 Swedish Krone

 TRY

 Turkish Lira

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
309,860,349

$
-

$
309,860,349

 Preferred Stocks

78,834,809

11,023,642

-

89,858,451

 Convertible Preferred Stocks

38,078,656

-

-

38,078,656

 Common Stocks

10,377,023

413,799

-

10,790,822

 Asset Backed Securities

-

317,231,307

-

317,231,307

 Collateralized Mortgage Obligations

-

778,986,491

-

778,986,491

 Corporate Bonds

-

2,980,562,437

3,160,610

2,983,723,047

 U.S. Government Agency Obligations

-

333,044,462

-

333,044,462

 Foreign Government Bonds

-

515,030,810

-

515,030,810

 Municipal Bonds

-

423,004,165

-

423,004,165

 Senior Floating Rate Loan Interests

-

992,341,781

-

992,341,781

 Temporary Cash Investments

-

136,775,000

-

136,775,000

 Total

$
127,290,488

$
6,798,274,243

$
3,160,610

$
6,928,725,341

 Other Financial Instruments*

$
(588,182
)

$
(3,550,646
)

$
-

$
(4,138,828
)

 * Other financial instruments include futures contracts and forward foreign currency contracts.

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Collateralized

 Mortgage

 Obligations

 Balance as of 9/30/12

$
3,144,803

 Realized gain (loss)1

-

 Change in unrealized appreciation (depreciation)2

15,807

 Net purchases (sales)

-

 Transfers in and out of Level 3**

-

 Balance as of 12/31/12

$
3,160,610

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

**

 Transfers are calculated on the beginning of period values.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Strategic Income Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date March 1, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date March 1, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date March 1, 2013 * Print the name and title of each signing officer under his or her signature.